Exhibit 99.2 Schedule 8

Recovco ID	Loan #1	Loan id	Loan #2	Project Name	Pool	Guideline Grade	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Grade 1 Exceptions (Notices / Informational)	Collection Notes As-Of Date	Collection Notes Commencement Date	Reason for Default	Willingness to Pay	Ability to Pay	Servicer Rating	Current Occupancy	Property Damage	Property Damage Date	Previous Resolution Type	Previous Resolution Success	Resolution Recommendation	Current Legal Status	Collections Comments	Currently in Foreclosure?	Current Foreclosure Status	Referral Date	Foreclosure Sale Date	Foreclosure Comments	Foreclosure Delay/Obstruction Start Date	Foreclosure Delay/Obstruction Reason	Foreclosure Delay/Obstruction Reason 2	Foreclosure Issues with Proof Of Standing Indicator	Foreclosure Plaintiff Name	Foreclosure Last Step Date	Foreclosure Projected Step	Foreclosure Projected Step Date	Foreclosure NOI Date	Foreclosure NOI Lender	Conveyed to HUD Indicator	Date Conveyed to HUD	Date of FC Deed	FC Deed Name	S&C Filing Date	Foreclosure Service Date	Foreclosure Judgment Hearing Date	Foreclosure Judgment Entered Date	Scheduled Foreclosure Sale Date	Foreclosure Redemption Expiration Date	Foreclosure Bid Amount	Foreclosure Contested Indicator	Foreclosure Contested Start Date	Foreclosure - Borrower Has Attorney Representation Indicator	Foreclosure Attorney	Foreclosure Attorney Phone	Lien Position per Title Review	Current Occupancy	Date Property First Showed Vacant	Is REO Active?	Reo Start Date	REO Status	Current Occupancy - Short Version	Current Value Form Type	Current Value	Current Value Date	Is Property Currently Listed?	List Price	First Listed Date	Broker Company	Broker Name	Broker Phone	Broker Email	REO Comments	Bankruptcy (Post-Loan Origination)?	Current Bankruptcy Status	Current Bankruptcy Case Number	Bankruptcy Filing Date	Bankruptcy Chapter	Bankruptcy POC Amount	Bankruptcy Motion Filed Date	Current Bankruptcy Cram Down Amount	Bankruptcy Discharge Date	Bankruptcy Comments
ZA341QMTCHQ	XX	XX	XX	NRMLT 2023 1 - Servicing Comments	NRMLT 2023-1	1: Acceptable	2/11/2023	1/1/2021	Unavailable	Average	Fair	Meets Expectations	Unavailable	No	Not Applicable	Forbearance Plan	No	Payment Arrangement	Collections, < 60 Days	• Borrower Contact: The last noted customer contact was on 1/XX/2023 when the Borrower indicated the payment will be made within grace period.
• Default: The loan appears to be Delinquent 30 days and next due for 1/XX/2023. The last payment noted was on 12/XX/2022 for 12/XX/2022. The reason for the delinquency is unknown.
• Litigation: None known.
• Title Issues: None known.
Property Condition: The comments do not provide an occupancy status; the data tape reports the occupancy status is unknown.  The condition status is unknown, but the comments don’t document any property damage. The Data Tape reports a BPO value of $176,900 on 2/XX/2023.
• Other: Comments note an SII Assumption letter mailed on 4/XX/2022, but the comments do not note a deceased Borrower or reference the subject in subsequent comments. The data tape indicates a Covid19 deferral was processed, reports a prior modification on 6/XX/2013 and a current deferred principal balance iao $212.88. The comments note a historical Chapter 7 Bankruptcy Case # XX, discharged on 9/XX/2011.
• Willingness to Pay:  There are a limited amount of borrower contacts documented in the comments and only sporadic payment history present. The data tape reports only 1x30 and 1x60 day late payments in the last 24 months, noting that Covid19 payment history may be suppressed.
• Ability to Pay: No financial information is noted in the commentary.
• COVID-19: Comments on 12/XX/2021 indicate Homeowner was on prior Servicer COVID FB Plan that expired prior to transfer of loan to new Servicer.
• Key Words: Key words searched and addressed above where applicable.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Second [2]	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SRMHSVWSIC3	XX	XX	XX	NRZ 63- Servicing	NRZ 63- Servicing	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2) "There are no documented contacts with the Borrower in the Servicing Comments. The loan has been in an active foreclosure status for the last 24 months and communication would be made through Counsel. ."	7/14/2021	7/18/2019	Unavailable	Poor	Poor	Meets Expectations	Unavailable	No	Not Applicable	Modification (Permanent)	No	Foreclosure	Foreclosure	• Borrower Contact: There are no documented contacts with the Borrower in the Servicing Comments. General Texas Federal Disaster campaign correspondence was emailed to the Borrower on 3/XX/2021.
• Default: The loan is in foreclosure. Account memos added to the account from 9/XX/2019 through 6/XX/2021 indicate Specialized HRC pending resolution or payoff.  A FEMA- TX severe storms Hold on the Foreclosure was released on 5/XX/2021.  An SCRA check was completed on 5/XX/2021. The most recent payoff statement was sent to Counsel on 5/XX/2021 reflecting an interest rate of 2.00007%, an unpaid principal balance of $137,027.98 and a next due date of 1/XX/2015.
• Litigation: There are no active litigation matters identified in the comments; however, comments on 12/XX/2020 indicate a payoff statement was faxed to the Litigation Team.
• Title Issues: There are no title issues identified in the comments. On 4/XX/2021, a Note validation was completed.
• Property Condition: The comments do not provide an occupancy status or the current property condition. There is no evidence of damage to the property in the 24-month commentary.  The net present value, NPV, on 6/XX/2021 was $172,598.54. Property taxes were la verified paid as of 4/XX/2021.
• Other:  The comments are negligible for this loan, and they do not provide any details about the foreclosure process or milestone steps.
• Willingness to Pay:  There has been no contact with the Borrower. The loan is contractually due for 1/XX/2015.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
• COVID19: There is no evidence in the servicing comments that the Borrower was financially impacted by the pandemic.

Yes	Unavailable	Unavailable	Unavailable	The loan is in foreclosure. Account memos added to the account from 9/XX/2019 through 6/XX/2021 indicate Specialized HRC pending resolution or payoff. A FEMA- TX severe storms Hold on the Foreclosure was released on 5/XX/2021. An SCRA check was completed on 5/XX/2021. The most recent payoff statement was sent to Counsel on 5/XX/2021 reflecting an interest rate of 2.00007%, an unpaid principal balance of $137,027.98 and a next due date of 1/XX/2015.
																												There are no active litigation matters identified in the comments; however, comments on 12/XX/2020 indicate a payoff statement was faxed to the Litigation Team.	Not Applicable	Not Applicable	Not Applicable	No	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Bryan Cave Leighton Paisner LLP	Unavailable	First [1]	Unavailable	Not Applicable	No		Not Applicable													No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
AUOBF0CGLQA	XX	XX	XX	NRZ 62 - Servicing	NRZ 62 - Servicing	1: Acceptable	5/31/2021	5/1/2019	Unavailable	Poor	Poor	Meets Expectations	Occupied by Unknown Party	No	Not Applicable	None	Not Applicable	Forbearance	Collections, >= 120 Days	• Borrower Contact: The most recent customer contact was on 4/XX/2021 when the Borrower called the new Servicer to initiate one draft payment in the amount of $487.49. 5/XX/2021 Pre Foreclosure TLM review completed. NOI ordered through WALZ system. 6/XX/2021 NOI mailed to Borrower via Certified Mail. Per the servicing comments the account was current 1/XX/2021. Borrower was delinquent November and December 2020. Borrower had one late payment 10/2019.
• Default: The loan status is Delinquent and next due for 2/XX/2021.  The last payment was made on 4/XX/2021.  Servicing comments did not reflect a reason for delinquency. 6/XX/2021 NOI was mailed via certified mail to the Borrower.
• Litigation:  There are no litigation matters identified in the comments.
• Title Issues: There are no title issues mentioned in the servicing comments.
• Property Condition: 5/XX/2021 This recent property inspection showed the property is occupied by Unknown party. The servicing comments do not reflecting any reporting of  damage to the property. Per the data tape the current appraised value of the property is $116,500.
• Other: The data tape indicates this loan will mature in 144 months on 10/XX/2033.
• Willingness to Pay: The servicing comments show an erratic pattern of payments to the account for the last 7 months.
• Ability to Pay:  The commentary does not provide a current employment status or financials for the Borrower. The data tape payment history reports 5 late payments in the last 12 months, 2x30 and 1x40 days late in the last 24 months.
• COVID19: The comments do not mention Covid19 and there is no evidence that the Borrower has been financially impacted by the pandemic.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Occupied by Unknown Party																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
G2XHBUNCMCV	XX	XX	XX	NRZ 33 - Servicing	NRZ 33 - Servicing	3: Curable	* Evidence of Litigation (Lvl 3) "•Litigation: open since 8/22/18. The loan is being reviewed for a Non-HAMP Modification."	9/28/2018	9/1/2016	Unavailable	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Modification	Litigation	• Borrower Contact: The last known contact with the borrower’s attorney was on 10/XX/17; at that time the attorney inquired about the modification review.
•Default: Litigation.
•Litigation: open since 8/XX/18. The loan is being reviewed for a Non-HAMP Modification.
•Title Issues: None known.
•Property Condition: A Property Inspection was on 5/XX/18 and reported the home in good condition. There was no mention of any damages or claims against the property.
•Keywords: litigation, dispute, REO.
•Other: The loan was not previously modified.
•Comments dated 9/XX/18 reflect “Plan acceptable.” Hearing date has not been set.
•Comments dated 9/XX/18 reflect Supplemental POC Filed: 9/XX/18.
•Comments dated 8/XX/18 reflect FC Hold was placed for Non_HAMP Forbearance Approved.
•Comments dated 8/XX/18 reflect Modification was approved.
•Comments dated 3/XX/18 reflect Ch. 13 Bankruptcy filed Case# XX on 2/XX/18.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
H5SUKDQ2RV0	XX	XX	XX	NRZ 49 - Servicing	NRZ 49 - Servicing	1: Acceptable	1/31/2020	1/1/2018	Chronic Delinquent / Credit Abuser	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Payment Arrangement	Collections, 60-119 Days	• Borrower Contact: Last contact 12/XX/19, service notes reflect Borrower contact, account reviewed, Borrower promise to pay by end of month, no resolution to bring current.
• Default: Collections, 60-day account. RFD provided as illness, although Borrower has been chronic delinquent since notes inception.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect no property inspections and no damage or condition of property reporting in service notes for inspection. BPO not reported in data information or service notes.
• Other: Prior mod reporting in data information 12/XX/18.
• Willingness to Pay: Poor, Borrower has been chronic delinquent since notes inception
• Ability to Pay: Poor, service notes reflect no income information provided and detail of debt ratio not reflected in service notes.
• Key Word Search: Key Word Search revealed no additional issues.

																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3P2XTOHU5LD	XX	XX	XX	NRZ 46.1 - Servicing	NRZ 46.1 - Servicing	1: Acceptable	10/23/2019	9/22/2017	Chronic Delinquent / Credit Abuser	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Payment Arrangement	Collections, 60-119 Days	• Borrower Contact: Last contact 10/XX/19, service notes reflect Borrower contact, account reviewed with no resolution to bring current.
• Default: Collections 60-day account. RFD provided as curtailment of income, although Borrower has been chronic delinquent since notes inception.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect no property inspections and no damage of property reporting in service notes. BPO, not reported in data information.
• Other: Prior mod reporting in data information on 2/XX/12.
• Willingness to Pay: Poor, Borrower is chronic delinquent since notes inception.
• Ability to Pay: Poor, service notes reflect limited income information provided and detail of debt ratio reflected in service notes as 127%.
• Key Word Search: Key Word Search revealed no additional issues.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5BYSMSUFMBH	XX	XX	XX	NRZ 46.1 - Servicing	NRZ 46.1 - Servicing	1: Acceptable	11/26/2019	10/27/2017	Unemployment / Decreased Income	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Forbearance	Collections, 60-119 Days	•Borrower Contact: This loan was reviewed with servicer comments provided from 10/XX/2019 - 11/XX/2019. The last known contact was made with the ATP on 07/XX/2019 where the ATP had a payment related question.
•Default: Borrower due for 09/XX/2019 per the tape data received. RFD - curtailment of income. NOI requested 10/XX/2019.
•Litigation: None evident.
•Title Issues: None evident.
•Property Condition: Servicing comments specified no inspection results nor any mention of damage or claims on the property.
•Keywords: FB Plan.
																							•Other: Loan previously modified 05/XX/2011.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KTQEAVOQR0L	XX	XX	XX	NRMLT 2023 1 - Servicing Comments	NRMLT 2023-1	1: Acceptable	1/19/2023	9/24/2020	Not Applicable	Average	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Not Applicable	Performing	4/XX/2023: Reviewed Gap comments provided from 9/XX/2020 - 5/XX/2021.
• Borrower Contact: The last noted customer contact was on 12/XX/2022 when the Borrower inquired about the Lender Placed Insurance and stated she will keep this insurance and notify the Servicer if she decides to change carriers.
• Default: The loan is performing and due for 2/XX/2023. A loan modification effective 11/XX/2021 reinstated the loan from foreclosure.
• Litigation: There are no litigation matters identified in the comments.
• Title Issues: There are no title issues identified in the comments.
• Property Condition: The comments indicate the 1-4 unit property is owner occupied. The condition status is unknown but there is no evidence in the comments of any property damage.
• Other:  The Borrower first inquired about a loan modification on 3/XX/2021 and was approved for a 6 month TPP on 4/XX/2021 but Plan is noted deleted on 5/XX/2021 due to servicing transfer. The Borrower complained about a credit reporting error and comments on 10/XX/2022 note the error corrected and submitted to bureaus.
• Willingness to Pay:  The comments indicate the Borrower enrolled in auto pay beginning 1/2022. The data tape reports timely payments on the account for the last 15+ months since loan was modified.
• Ability to Pay: No financial information is noted in the commentary although on 3/XX/2021, the Borrower indicated she was 81 years old and on a fixed income.
• COVID-19:  There are no references to Covid19 in the servicing comments.
• Key Words: Key words searched and addressed above where applicable.

																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LLYJE21GQNE	XX	XX	XX	NRMLT 2023 1 - Servicing Comments	NRMLT 2023-1	1: Acceptable	2/25/2023	1/1/2021	Not Applicable	Average	Average	Meets Expectations	Unavailable	No	Not Applicable	Modification (Permanent)	Yes	Not Applicable	Performing	• Borrower Contact: The last noted customer contact was on 2/XX/2023 when the Borrower made a payment by phone.
• Default: The loan is performing and next due for 3/XX/2023. The last payment was posted on 2/XX/2023.
• Litigation: There are no litigation matters identified in the comments.
• Title Issues: There are no title issues identified in the comments.
• Property Condition: The comments do not provide an occupancy status; the data tape reports occupancy is Unknown. The condition status is unknown but there is no evidence in the comments of any property damage. The last tax bill was paid on 1/XX/2023 iao $1,002 and the last hazard insurance payment was disbursed on 6/XX/2022 iao $1,896. The Data Tape reports a BPO value of $xx on 1xx.
• Other: The loan was modified by prior Servicer effective 4/XX/2021, details are not provided in the comments.
• Willingness to Pay:  The comments and data tape report the loan has been paid as agreed for the last 18 months, since modification.
• Ability to Pay: No financial information is noted in the commentary. The Borrower often pays after the grace period.
• COVID-19:  There is no evidence in the comments that the Borrower was financially impacted by Covid19.  references in the servicing comments.
• Key Words: Key words searched and addressed above where applicable.

																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Unavailable																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BGB0VB4YGAF	XX	XX	XX	NRZ 63- Servicing	NRZ 63- Servicing	1: Acceptable	7/27/2021	7/2/2019	Unavailable	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Modification	Foreclosure	• Borrower Contact: This loan was reviewed form 7.02.2019 to 7.27.2021. Last borrower contact noted 7.21.2021. Borrower returning call from ERM. Rep advised borrower ERM will return his call. Rep advised borrower that overturn of mod denial is still pending.
• Default:  Loan is currently in Foreclosure. Foreclosure is currently on hold for Loss Mitigation Workout as of 7.23.2021. Previous Mod denial was overturned 7.22.2021.
Property referred to FC 10.01.2020.
Previous FC referred to attorney 7.04.2019 was reinstated with modification 2.09.2020.
• Litigation: None known.
• Title Issues:  None know.
• Property Condition: There is no comments stating property inspections in 24-month period. There are no comments stating property damage or code violations.
• Willingness to Pay - Fair - Borrower continues to contact servicer.
																							• Ability to Pay - Fair - Borrower is current in trial plan.	Yes	Complaint Filed	10/01/2020	Not Applicable	Foreclosure is currently on hold for Loss Mitigation. Previous FC was reinstated with modification 2.09.2020.	10/28/2020	Loss Mitigation	Loss Mitigation	No	Unavailable	10/01/2020	Complaint Filed	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Unavailable	Unavailable	First [1]	Owner (or Former): Primary Home	Not Applicable	No		Not Applicable													No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TKHM0S0NXZE	XX	XX	XX	NRZ 43 - Servicing	NRZ 43 - Servicing	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2) "No contact was made during the time of the servicing comments provided. Skip trace process notated 06/XX/19."	8/8/2019	11/10/2017	Not Applicable	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Not Applicable	Not Applicable	Foreclosure	Collections, >= 120 Days	•Borrower Contact: This loan was reviewed with servicer comments provided from 11/XX/17 - 08/XX/19. No contact was made during the time of the servicing comments provided. Skip trace process notated 06/XX/19.
•Default: NOI requested 05/XX/19.
•Litigation: None evident.
•Title Issues: None evident.
•Property Condition: Servicing comments specified no inspection results nor any mention of damage or claims on the property.
•Keywords: NOI
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YTMTBMDTPY0	XX	XX	XX	NRZ 26.1 - Servicing	NRZ 26.1 - Servicing	1: Acceptable	2/2/2018	4/23/2015	Excessive Obligations	Fair	Fair	Meets Expectations	Vacant	No	Not Applicable	Modification (Temporary)	Yes	Forbearance	Collections, 60-119 Days	• Borrower Contact: Yes. 12/114/2017 last contact. Borrower called regarding 2 payments promised to pay by 12/XX/2017.
• Default:  Excessive obligations. Tenant caused hardship by not paying, Illness, inability to rent property
• Litigation: Borrower placed Cease and Desist on file for life of loan. Possible litigation, no evidence of lawsuit filed.
• Title Issues: None known.
• Property Condition: Data tape shows owner occupied. But comments reflect property being rented out at time and owner occupied at time. Last inspection was on 1/XX/2018, details stated that property vacant and secure, yard not maintained, neglect gutter/soffit damage. At time noted no FTV sticker, but loan less than 3 months delinquent no sticker needed.
• Known Defect: None known.
• Other: Cease and desist on file appeared in comments during  2015.

																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Vacant	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
VTASV4LPOPN	XX	XX	XX	NRZ 26.1 - Servicing	NRZ 26.1 - Servicing	1: Acceptable	1/31/2018	11/1/2009	Excessive Obligations	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Temporary)	Yes	Not Applicable	Performing	Borrower Contact: Yes. Last contact with borrower regarding application of payment, was unaware of escrow increase.
Default:  Performing loan.
Litigation:None known.
Title Issues: None known.
Property Condition: Owner occupied.
Known Defect:None known.
Other:  Chronic delinquency in past and modification.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
A4XL2VI312Z	XX	XX	XX	NRZ 46 - Servicing	NRZ 46 - Servicing	2: Acceptable with Warnings	* Evidence of Deceased Borrower(s) (Lvl 2) "Borrower 1, XX, is deceased. The servicer was notified on 11/XX/2017 by the spouse,XX. The servicer provided the email address and fax number for the spouse to send in a copy of the death certificate."	11/21/2019	11/3/2017	Death of Borrower	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Payment Arrangement	Collections, 60-119 Days	•Borrower Contact: Borrower contact made on 11/XX/2019. Borrower called in to provide authorization for his father, XX, to speak with the servicer about the mortgage. Borrower also advised the servicer that the ATP makes the payments on the mortgage.
•Default: Collections, 60-119 Days
•Litigation: None known
•Title Issues: None known
•Property Condition: There are no indications of any damages to the property noted on the account.
•Other: The servicer was notified of the death of borrower 1 on 11/XX/2017.
•Willingness to Pay: Borrower 2 has stated that the ATP, his father, pays the mortgage.
																							•Ability to Pay: Unable to determine the borrower's ability to pay as their source of income is unknown.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
D2IKGCX2IQO	XX	XX	XX	NRZ 44 - Servicing	NRZ 44 - Servicing	1: Acceptable	9/3/2019	9/5/2017	Illness of Borrower/Family	Fair	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Modification	Collections	• Borrower Contact: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019. Borrower called in to make payment of $2724.12 conf# 109298951
• Litigation: There is no evidence of litigation on the file.
• Title Issues: There is no evidence of title issues.
• Property Condition: There is no evidence of property damage on file.  The property condition is UTD. The current occupancy status is owner occupied .
• Other: Borrower is in collections. Reason for default is illness of principal mortgagor, injured at work. Borrower interested in modification provided income and expenses to get modification process started.
• Willingness to Pay: fair
• Ability to Pay: fair
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QDUGWM1WPFG	XX	XX	XX	NRMLT 2023 1 - Servicing Comments	NRMLT 2023-1	1: Acceptable	2/5/2023	1/1/2021	Chronic Delinquent / Credit Abuser	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Forbearance Plan	No	Payment Arrangement	Collections	• Borrower Contact: Last contact 2/XX/23: servicing notes reflect contact with Borrower online contact with request for modification.
• Default: 60 _day account. 2/XX/23 notes reflect a 3-month payment deferment processed. 2/XX/23 notes reflect Covid-19 affected; hardship resolved. Deferment should have brought account current.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect property several inspections and no damage of property reporting in service notes. 1/XX/23 notes reflect inspection returned; no details provided.
• Willingness to pay; Poor:  Borrower has been chronic delinquent since notes inception.
• Ability to pay; Poor: service notes reflect no income information provided and detail of debt ratio not reflected in service notes.
• Covid-19: Review of servicing notes reflect deferment relief provided by servicer.
• Key Word Search: Key Word Search revealed no additional issues.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LDNWVKDKZDG	XX	XX	XX	NRMLT 2023 1 - Servicing Comments	NRMLT 2023-1	1: Acceptable	2/21/2023	2/1/2021	Not Applicable	Average	Average	Meets Expectations	Vacant	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last noted customer contact was on 12/XX/2022 with the authorized third party, at this time, a payment for fees was scheduled. The comments do not provide any information about the Borrowers.
• Default: The loan is performing and due for 3/XX/2023. The last payment was received on 2/XX/2023. The loan was reinstated on 12/XX/2020 and a foreclosure sale scheduled for 1/XX/2021 was cancelled; the account had been 16 payments past due.
• Litigation: There are no litigation matters identified in the comments.
• Title Issues: There are no title issues identified in the comments.
• Property Condition: A Property preservation inspection on 2/XX/2023 states the property is Vacant, in Good condition, and no lockbox present. The comments note PP inspections are preformed monthly to ensure owner is maintaining vacant property.   Note on 2/XX/2022, the ATP stated the property was occupied and requested that property inspector not try and enter home. Minor damage was reported to roof shingles on 1/XX/2022. The last tax installment was paid on 11/XX/2022 iao $734.
• Other:  The last monthly MI premium disbursement was 2/XX/2023.
• Willingness to Pay:  The comments and data tape report the loan has been paid as agreed for the last 24 months.
• Ability to Pay: No financial information is noted in the commentary.
• COVID-19:  There are no Covid19 references in the servicing comments.
• Key Words: Key words searched and addressed above where applicable.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Vacant																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IXYVLHUECVB	XX	XX	XX	NRMLT 2023 1 - Servicing Comments	NRMLT 2023-1	1: Acceptable	2/11/2023	1/1/2021	Divorce / Marital Problems	Average	Fair	Meets Expectations	Vacant	No	Not Applicable	Forbearance Plan	No	Payment Arrangement	Performing	• Borrower Contact: The last noted customer contact was on 2/XX/2023 when the Borrower called to make a payment. During a previous contact on 12/XX/2022, the Borrower indicated delinquency was due to marital issues and could not provide an exact date for curing the delinquency.
• Default: The loan is Current and due for 2/XX/2023.  The last payment was made by phone on 2/XX/2023 and appears to be for the payment due 1/XX/2023. The loan was previously delinquent. The last Demand Letter was mailed on 1/XX/2023.
• Litigation: There are no litigation matters identified in the comments.
• Title Issues: There are no title issues identified in the comments.
• Property Condition: Comments on 2/XX/2023 note a property preservation inspection on 01/XX/2023 found the property in Fair condition, Vacant and Secured, winterized and landscaping maintained. Minor damage, less than $10K, is reported to fascia, siding and missing hand rails. The property is reported Vacant as early as 2/XX/2021.
The Data Tape reports a BPO value of $175,000 on 9/XX/2022.
• Other:  A hazard insurance policy cancellation was received 1/XX/2023, there are no subsequent comments noting renewal or other coverage obtained.
• Willingness to Pay:  The comments indicate the Borrower has continued to communicate with the Servicer about the recent hardship and make payments in an effort to avoid foreclosure. This is a low balance loan with a maturity date in the next 36 months.
• Ability to Pay: On 12/2022, the reason stated for the delinquency was marital issues and on 10/XX/2022, the reason was out of work for two months due to Illness and surgery.  The Borrower has not recently requested assistance and states will make payments when possible.
• COVID-19: The Borrower indicated on 4/XX/2021 was financially impacted by Covid19 but was able to make monthly payments. The last Covid assistance noted was a 3-month deferral approved on 3/XX/2021.
• Key Words: Key words searched and addressed above where applicable.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Vacant																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RRQ2JL3RBYK	XX	XX	XX	NRMLT 2023 1 - Servicing Comments	NRMLT 2023-1	1: Acceptable	2/10/2023	1/1/2021	Unavailable	Average	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Payment Arrangement	Collections, < 60 Days	• Borrower Contact: The last noted customer contact was on 11/XX/2022 when the Borrower called about the escrow account and payment of County taxes. The Agent notes the Borrower was not interested in Loss Mit programs.
• Default: The loan is delinquent 30+ days, next due for 1/XX/2023. The last payment was made by phone on 2/XX/2023 and appears to be for the payment due 12/XX/2022.
• Litigation: There are no litigation matters identified in the comments.
• Title Issues: There are no title issues identified in the comments.
Property Condition: The comments are unclear on the occupancy status; the data tape indicates the subject is owner occupied. Property preservation comments on 1/XX/2022 indicate property is owner occupied and on 3/XX/2022, the Borrower inquired about why mail was being sent to the property address and not the mailing address. The condition status is unknown but there is no evidence in the comments of any property damage. A delinquency property inspection was returned on 1/XX/2023 but no details are provided. Taxes were last paid on 10/XX/2022 iao $2,322.68. The Data Tape reports a BPO value of $404,000 on 12/XX/2022.
• Other: An escrow account was set up after payment of delinquent taxes in 8/2022 and the monthly escrow payment began with the 11/XX/2022 payment made on 1/XX/2023. The review Jr. Lien entered is reported by the data tape.
• Willingness to Pay:  There has been limited communication with the Borrower and the comments do not provide a reason for delinquency.  The data tape reports 7x30 day late payments in the last 12 months which supports an effort to keep the loan from active foreclosure.
• Ability to Pay: No financial information is noted in the commentary and no reason provided for late payments in the last 12 months.
• COVID-19: There are no pandemic references in the servicing comments.
• Key Words: Key words searched and addressed above where applicable.

																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
JBRL1AQP4KI	XX	XX	XX	NRMLT 2023 1 - Servicing Comments	NRMLT 2023-1	2: Acceptable with Warnings	* Evidence of Deceased Borrower(s) (Lvl 2) "Borrower 3 is deceased. The date of death is unknown.The review DOD of 8/XX/2021 is the date the death certificate was received by the Servicer."	2/9/2023	1/1/2021	Illness of Borrower/Family	Average	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Payment Arrangement	Collections, < 60 Days	• Borrower Contact: The last noted customer contact was on 2/XX/2023 when the Borrower inquired about the TAD. The Agent informed 2 payments due and the Borrower stated spouse will call the next day to make a payment. Borrower 3 is deceased. The date of death is not noted; the review DOD of 8/XX/2021 is the date the death certificate was received by the Servicer.
• Default: The loan is Delinquent 30+ days. The last payment was made on 1/XX/2023 for 12/XX/2022.
• Litigation: There are no litigation matters identified in the comments.
• Title Issues: On 8/XX/2021 a prior lien title issue is noted resolved.
Property Condition: Comments on 1/XX/2023 indicate the Borrower’s Mother resides in the subject property. The property condition status is unknown but there is no evidence in the comments of any property damage. A delinquency property inspection was returned on 1/XX/2023 but no details are provided. The Data Tape reports an AVM value of $115,000 on 1/XX/2023.
Other: The modification completed on 8/XX/2021, stopped a foreclosure, and case was closed on 9/XX/2021. The foreclosure referral was completed on 3/XX/2021 and the FC process had not advanced.
• Willingness to Pay:  The data tape reports 4x30 day late payments in the last 11 months which supports an effort to keep the loan from a foreclosure.
• Ability to Pay: No financial information is noted in the commentary. The reasons given for delinquency are loss of income due to Covid19 and death in family.
• COVID-19: There are no pandemic references in the servicing comments.
• Key Words: Key words searched and addressed above where applicable.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
F5GABTJFEKA	XX	XX	XX	NRMLT 2023 1 - Servicing Comments	NRMLT 2023-1	1: Acceptable	2/10/2023	1/1/2021	Not Applicable	Average	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Forbearance Plan	No	Payment Arrangement	Performing	• Borrower Contact: The last noted customer contact was an outbound call on 2/XX/2023, at this time, the Borrower made a promise to pay, for an online payment the following next day.
• Default: The loan is Current and due for 2/XX/2023. The last payment was posted on 2/XX/2023 for the payment due 1/XX/2023. The loan has been delinquent for the last 6+ months; a 3-month Deferment processed on 9/XX/2022 stopped a foreclosure referral.
• Litigation: None known.
• Title Issues: None known.
Property Condition: The property is owner occupied, confirmed by the Borrower on 7/XX/2022.  The property condition is unknown, but no property damage is documented. Hazard insurance was last paid on 12/XX/2022 iao $1,436. The Data Tape reports a BPO value of $XX on 9/XX/2022.
• Other:  A transfer of servicing was completed on 4/XX/2022. The comments reference a historical Chapter 13 Bankruptcy case #XX dismissed 8/XX/2008.
• Willingness to Pay:  The comments document regular communication with the Borrower and efforts to keep the loan from foreclosure.
• Ability to Pay: On 2/XX/2023, the Borrower stated the reason for the delinquency was car repairs and intention to bring the loan current in February. In a previous contact on 1/XX/2023, the RFD was reduction in Spouse’s income and prior to the transfer to the new servicer, a Covid FB plan was active for most of 2021 and before.
• COVID-19: Comments on 5/XX/2022 indicate the Borrower was on a Covid forbearance plan that expired prior to loan being transferred to new Servicer.
• Key Words: Key words searched and addressed above where applicable.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RYNYAGLY1JU	XX	XX	XX	NRZ 63- Servicing	NRZ 63- Servicing	1: Acceptable	6/30/2021	7/1/2019	Unavailable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Modification	Collections	• Borrower Contact: Last conversation was 7/XX/21 XX called in to schedule an appointment with RM. No comments on additional information or reason for appointment.
• Reason for Default: Unavailable.
• Current legal status: It appears the status is currently performing delinquent.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: Unknown.
• Other: Property previously under FC proceedings but placed on hold 7/XX/2019 due to active loss mitigation. 8/XX/2019 modification was denied. On 9/XX/2019 borrower disputed reason for denial. 11/XX/2019 borrower reapplied for LM. 11/XX/2019 borrower reinstated the loan.
• Bankruptcy: NA
• Willingness to Pay: The comments provided do reflect a willingness to pay as borrower is in constant communication with servicer.
• Ability to Pay:  The comments provided reflect possible inability to pay previously however, borrower has reinstated the loan preciously and appears to be attempting to pay extra until account is current.
• Key Word Search:  Key words have been searched and addressed in the comments above.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WOB12PQPUBP	XX	XX	XX	NRZ 43 - Servicing	NRZ 43 - Servicing	1: Acceptable	8/8/2019	8/8/2017	Excessive Obligations	Fair	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Payment Arrangement	Payment Plan	• Borrower Contact: The last known borrower contact was documented on 05/XX/2018, borrower discussed account status and payment, notes stated current status as back in black.
• Default:  RFD was not noted. Current legal status per the comments is Payment Plan.
• Litigation: None known.
• Title Issues: None known.
• Property Condition:  Comments do not address the subject property condition. No known current damage was documented.
• Other: 03/XX/2019 borrower was approved for a trial payment plan. Per the tape data the subject loan was modified on 06/XX/2018; balance $XX; maturity date 11/XX/2014; P&I $268.28; Rate 4%. The BPO valuation was $XX as of 04/XX/2019 per the tape data.
• Willingness to Pay: Comments do not indicate an unwillingness to pay.
• Ability to Pay:  Comments do not indicate an inability to pay.
• Key Word Search:  Key words have been searched and addressed in the comments above.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DJAQWOICIXL	XX	XX	XX	NRZ 43 - Servicing	NRZ 43 - Servicing	1: Acceptable	8/8/2019	8/8/2017	Unemployment / Decreased Income	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Payment Arrangement	Collections, 60-119 Days	•Borrower Contact: This loan was reviewed with data provided from 8/XX/17 through 8/XX/19. The last known contact with the borrower or authorized 3rd party was on 3/XX/19, at that time the 3rd party was informed the loan would be service transferred to XX; no payment was made.
•Default: Collections, 60 days past due. The reason for delinquency was due to curtailment of income - borrower is self-employed.
•Litigation: None known.
•Title Issues: None known.
•Property Condition: A Property Inspection was completed on 6/XX/19 however, details were not specified. There was no mention of any damages or claims against the property.
•Keywords: .
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BRIKFVSZEFI	XX	XX	XX	NRZ 62 - Servicing	NRZ 62 - Servicing	1: Acceptable	6/15/2021	6/5/2019	Unemployment / Decreased Income	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Modification	Collections, >= 120 Days	• Borrower Contact: The last noted contact made with the Borrower was an outbound scheduled Complaint follow-up call on 6/XX/2021. At this time, the Borrower confirmed a post Covid hardship status and expressed readiness to resume making monthly mortgage payments, although, the Borrower declined interest in a standard repayment plan. In the previous contact on 6/XX/2021, the Borrower expressed dissatisfaction that the Mod case was closed and advised the Trial Mod documentation was never received and was delivered to her neighbor. The Agent advised that a new application would be required.
• Default: The loan severely Delinquent and has been in a Covid-19 Forbearance and subsequently active Loss Mitigation status.  A loss mitigation final underwriting request was made on 6/XX/2021. The most recent NOI was requested on 2/XX/2020. The comments provide evidence that the loan was in a Covid Forbearance Plan starting in 6/2020 and extended on 9/XX/2020 but the servicing comments do not provide details of the Plan/s.  The data tape reports the loan is due for 1/XX/2020, which supports a Covid payment deferral Plan type.
• Litigation: There are not litigation matters identified in the comments.
• Title Issues: There are no title issues identified in the comments. Noted that comments indicate the Note is missing and the file contains a Loss Note Affidavit and comments on 5/XX/2021, indicate Endorsement Review is unobtainable.
• Property Condition: The Borrower states the subject property is a primary residence. The comments provide no evidence of property damage in the last 24 months. A policy reinstatement notice was received on 3/XX/2021, no lapse in insurance coverage was confirmed.  Comments on 1/XX/2021 note a condo policy needed; however, there is no evidence that the subsequent HO policy received was inadequate. The most recent valuation request was completed on 3/XX/2021 but no details are provided.
• Other:  The comments indicate the loan was last modified effective 10/XX/2019 and the terms noted are for a Cap and Reinstate Mod.
• Willingness to Pay:  There has been regular communication with the Borrower in the last 24 months and comments in the last 90 days support the Borrower’s efforts to obtain a modification and resume meeting the monthly mortgage obligation.
• Ability to Pay: On 6/XX/2021, the Borrower stated monthly gross income of $3,600 but the comments do not provide any information about other monthly debt obligations. An audit affordability assessment could not be made. Loss Mit final underwriting was requested on 6/XX/2021.
• COVID-19: The Borrower indicated the previous hardship and financial impact from the pandemic has ended as of 6/XX/2021. A Covid-19 Eviction and FC Moratorium memo was last added to the account on 12/XX/2020.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ZL3ROD3EMSB	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	9/15/2021	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Last contact 1/XX/23: servicing notes reflect contact with Borrower; Borrower on-line; payment collected.
• Default: Performing loan. Data reflects first payment due date of 11/XX/21.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect property no inspections and no damage of property reporting in service notes.
• Willingness to pay; Good:  Borrower paid as agreed.
• Ability to pay; Good: service notes reflect no income information provided and detail of debt ratio not reflected in service notes.
• Covid-19: Review of servicing notes reflect no relief provided by servicer.
• Key Word Search: Key Word Search revealed no additional issues.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
AAXCCJLI4OT	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	1/1/2021	Unavailable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Borrower Current Due 1/XX/2023. Last Contact - 1/XX/2023 Borrower made Online ACH Payment iao, $1,705.95.
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  None - No title issues identified within the servicing comments.
• Property Condition:  No property issues identified within the provided Servicing Comments.
• Other:  None
• Willingness to Pay:  Through the review of the Servicing Comments - The Borrower is participatory, available and appears working to resolve issues.
• Ability to Pay: While the Servicing Comments do not get into or otherwise present income, debts, or other financial data for the borrowers.  It appears that the Servicer has concluded by their continued efforts to find resolution and obtain payments that they are considered viable homeowners.
• COVID 19: No comments or concerns raised regarding COVID found within the servicing comments.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EHIS1LTHPHP	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	5/2/2022	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Last contact 1/XX/23: servicing notes reflect contact with Borrower; notes reflect Borrower IVR-ACH payment received.
• Default: Performing loan. First payment due 6/XX/22.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect no property inspection and no damage of property reporting in service notes.
• Willingness to pay; Good:  Borrower paid as agreed.
• Ability to pay; Good: service notes reflect no income information provided and detail of debt ratio not reflected in service notes.
• Covid-19: Review of servicing notes reflect no relief provided by servicer.
• Key Word Search: Key Word Search revealed no additional issues.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CV4H1QLKQWT	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/8/2023	1/1/2021	Illness of Borrower/Family	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Borrower Current Due 1/XX/2023. Last Contact - 1/XX/2023 Online ACH Payment Request iao, $2,779.33. 3/XX/2022 Borrower contacted about delinquent account. Borrower confirmed amount due and will make payment online tomorrow. Borrower contacted COVID in January 2022. Promise kept 3/XX/2022
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  None - No title issues identified within the servicing comments.
• Property Condition:  No property issues identified within the provided Servicing Comments.
• Other:  None
• Willingness to Pay:  Through the review of the Servicing Comments - The Borrower is participatory, available and appears working to resolve issues.
• Ability to Pay: While the Servicing Comments do not get into or otherwise present income, debts, or other financial data for the borrowers.  It appears that the Servicer has concluded by their continued efforts to find resolution and obtain payments that they are considered viable homeowners.
• COVID 19: 3/XX/2022 Borrower contacted about delinquent account.  Borrower confirmed amount due and will make payment online tomorrow.  Borrower contacted COVID in January 2022.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
24KAQTQULVJ	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/9/2023	1/1/2021	Unavailable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Borrower Current Due 1/XX/2023. Last Contact - 2/XX/2023 Online ACH Payment Request iao, $1,317.49
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  None - No title issues identified within the servicing comments.
• Property Condition:  No property issues identified within the provided Servicing Comments.
• Other:  None
• Willingness to Pay:  Through the review of the Servicing Comments - The Borrower is participatory, available and appears working to resolve issues.
• Ability to Pay: While the Servicing Comments do not get into or otherwise present income, debts, or other financial data for the borrowers.  It appears that the Servicer has concluded by their continued efforts to find resolution and obtain payments that they are considered viable homeowners.
• COVID 19: No mention of COVID within the comments reviewed.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
OQE40OMUZYW	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2)	2/6/2023	1/1/2021	Unavailable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Borrower Current Due 2/XX/2023. Last Contact - No comments were identified as borrower contact. This does not appear to be of concern given the loan is current.
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  None - No title issues identified within the servicing comments.
• Property Condition:  No property issues identified within the provided Servicing Comments.
• Other:  None
• Willingness to Pay:  Through the review of the Servicing Comments - The Borrower is participatory, available and appears working to resolve issues.
• Ability to Pay: While the Servicing Comments do not get into or otherwise present income, debts, or other financial data for the borrowers.  It appears that the Servicer has concluded by their continued efforts to find resolution and obtain payments that they are considered viable homeowners.
• COVID 19: No mention of COVID within the comments reviewed.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ZJ4M54C1G2Z	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2) "No comments were identified as borrower contact. Multiple letters and e-mails sent to Borrower, and calls placed to Borrower which went unanswered. The loan is current, however, given the contact attempts loan appears to be a slow pay."	2/9/2023	1/1/2021	Unavailable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Borrower Current Due 2/XX/2023. Last Contact - No comments were identified as borrower contact. Multiple letters and emails sent to Borrower, and calls placed to Borrower which went unanswered. The loan is current, however, given the contact attempts loan appears to be a slow pay.
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  None - No title issues identified within the servicing comments.
• Property Condition:  No property issues identified within the provided Servicing Comments.
• Other:  None
• Willingness to Pay:  Through the review of the Servicing Comments - The Borrower is participatory, available and appears working to resolve issues.
• Ability to Pay: While the Servicing Comments do not get into or otherwise present income, debts, or other financial data for the borrowers.  It appears that the Servicer has concluded by their continued efforts to find resolution and obtain payments that they are considered viable homeowners.
• COVID 19: No mention of COVID within the comments reviewed.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ZRRA5QX3MOU	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2)	2/9/2023	1/1/2021	Unavailable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Borrower Current Due 2/XX/2023. Last Contact - 1/XX/2023, No contact identified within the provided comments. Although not problematic as loan appears to have been performing. No contact warranted.
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  None - No title issues identified within the servicing comments.
• Property Condition:  No property issues identified within the provided Servicing Comments.
• Other:  None
• Willingness to Pay:  Through the review of the Servicing Comments - The Borrower is participatory, available and appears working to resolve issues.
• Ability to Pay: While the Servicing Comments do not get into or otherwise present income, debts, or other financial data for the borrowers.  It appears that the Servicer has concluded by their continued efforts to find resolution and obtain payments that they are considered viable homeowners.
• COVID 19: No mention of COVID within the comments reviewed.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FBA4R2BD1QT	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	1/1/2021	Unavailable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Borrower Current Due 2/XX/2023. Last Contact - 1/XX/2023, Borrower Inbound call, expressed concerns over payment increase.
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  None - No title issues identified within the servicing comments.
• Property Condition:  No property issues identified within the provided Servicing Comments.
• Other:  None
• Willingness to Pay:  Through the review of the Servicing Comments - The Borrower is participatory, available and appears working to resolve issues.
• Ability to Pay: While the Servicing Comments do not get into or otherwise present income, debts, or other financial data for the borrowers.  It appears that the Servicer has concluded by their continued efforts to find resolution and obtain payments that they are considered viable homeowners.
• COVID 19: No mention of COVID within the comments reviewed.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
GZXIFRXDN2R	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	1/1/2021	Unavailable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Borrower Current Due 2/XX/2023. Last Contact - 2/XX/2023, Borrower used IVR to make ACH Payment iao, $651.93
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  None - No title issues identified within the servicing comments.
• Property Condition:  No property issues identified within the provided Servicing Comments.
• Other:  None
• Willingness to Pay:  Through the review of the Servicing Comments - The Borrower is participatory, available and appears working to resolve issues.
• Ability to Pay: While the Servicing Comments do not get into or otherwise present income, debts, or other financial data for the borrowers.  It appears that the Servicer has concluded by their continued efforts to find resolution and obtain payments that they are considered viable homeowners.
• COVID 19: No mention of COVID within the comments reviewed.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WCF3PWECDVE	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	6/10/2022	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Last contact 1/XX/23: servicing notes reflect contact with Borrower; notes reflect Borrower IVR-ACH payment received.
• Default: Performing loan. First payment due 8/XX/22.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect no property inspection and no damage of property reporting in service notes.
• Willingness to pay; Good:  Borrower paid as agreed.
• Ability to pay; Good: service notes reflect no income information provided and detail of debt ratio not reflected in service notes.
• Covid-19: Review of servicing notes reflect no relief provided by servicer.
• Key Word Search: Key Word Search revealed no additional issues.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
AQCLDMTLALI	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	5/3/2022	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Last contact 5/XX/22: servicing notes reflect contact with Borrower; notes reflect Borrower IVR-ACH payment received.
• Default: Performing loan. First payment due 6/XX/22.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect no property inspection and no damage of property reporting in service notes.
• Willingness to pay; Good:  Borrower paid as agreed.
• Ability to pay; Good: service notes reflect no income information provided and detail of debt ratio not reflected in service notes.
• Covid-19: Review of servicing notes reflect no relief provided by servicer.
• Key Word Search: Key Word Search revealed no additional issues.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XULE1V3RRSX	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/7/2023	1/1/2021	Not Applicable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Borrower Current Due 1/XX/2023. Last Contact - 1/XX/2022, Borrower called to check into ACH as he used to have but is now not working. Made Pmt iao $1,020.38
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  None - No title issues identified within the servicing comments.
• Property Condition:  No property issues identified within the provided Servicing Comments.
• Other:  None
• Willingness to Pay:  Through the review of the Servicing Comments - The Borrower is participatory, available and appears working to resolve issues.
• Ability to Pay: While the Servicing Comments do not get into or otherwise present income, debts, or other financial data for the borrowers.  It appears that the Servicer has concluded by their continued efforts to find resolution and obtain payments that they are considered viable homeowners.
• COVID 19: No mention of COVID within the comments reviewed.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
J4RVGYVOJ4C	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	1/1/2021	Unavailable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Borrower Current Due 1/XX/2023. Last Contact - 1/XX/2023 - Online ACH Payment iao: $1,360.39
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  None - No title issues identified within the servicing comments.
• Property Condition:  No property issues identified within the provided Servicing Comments.
• Other:  None
• Willingness to Pay:  Through the review of the Servicing Comments - The Borrower is participatory, available and appears working to resolve issues.
• Ability to Pay: While the Servicing Comments do not get into or otherwise present income, debts, or other financial data for the borrowers.  It appears that the Servicer has concluded by their continued efforts to find resolution and obtain payments that they are considered viable homeowners.
• COVID 19: No mention of COVID within the comments reviewed.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
V4L0SM0EZ2V	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/28/2023	3/1/2021	Unemployment / Decreased Income	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Temporary)	Yes	Not Applicable	Performing	• Borrower Contact: The last contact with the borrower was on 2/XX/2022 when borrower called in requested loan number to set up online portal.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
• COVID 19:  There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4T0UKGWTKV5	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	2/3/2022	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Last contact 2/XX/23: servicing notes reflect contact with Borrower; notes reflect Borrower IVR-ACH payment received.
• Default: Performing loan. First payment due 3/XX/22.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect no property inspection and no damage of property reporting in service notes.
• Willingness to pay; Good:  Borrower paid as agreed.
• Ability to pay; Good: service notes reflect no income information provided and detail of debt ratio not reflected in service notes.
• Covid-19: Review of servicing notes reflect no relief provided by servicer.
• Key Word Search: Key Word Search revealed no additional issues.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
A1DBIC0QBAV	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/28/2023	3/1/2022	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last contact with the borrower was on 1/XX/2023 when borrower called in regarding letter about a warranty they received. Agent advised no warranty.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
																							• COVID 19: There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LHOC3GXIGTT	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/28/2023	3/1/2021	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last contact with the borrower was on 11/XX/2022 when borrower called in about payment assistance packet received. Account is current and told borrower to disregard if not needed.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
• COVID 19:  There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IUUPXAPLK51	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/28/2023	3/1/2021	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last contact with the borrower was on 12/XX/2022 when borrower called in wanting to defer a payment however did not quaify.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
• COVID 19:  There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
H5FCZXK3VJT	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	1/1/2022	Not Applicable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Inbound call 8/XX/2022, Borrower called regarding ACH setup.
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  None referenced in the commentary.
• Other:  Loan performing
• Willingness to Pay:  Given the loan status and lack of notes to the contrary.  It appears there is not an issue regarding, Borrower willingness.
• Ability to Pay: The commentary does not provide current financials for the Borrower, as such the borrower(s) ability to pay is undeterminable.
• COVID 19:  None referenced in the commentary.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
GPMNUSTXBUP	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/28/2023	3/1/2021	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last contact with the borrower was on 3/XX/2022 when borrower called in requesting loan docs.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
• COVID 19:  There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MTPOCD0N2N0	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/28/2023	3/1/2021	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last contact with the borrower was on 2/XX/2023 when borrower called in regarding letter received.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
• COVID 19:  There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QCTC10HM1GC	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2)	2/28/2023	3/1/2021	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The servicing comments provided do not show any contact with the borrower.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
• COVID 19:  There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BEMD5VVIMG4	XX	XX	XX	NRMLT 2023 1 - Servicing Comments	NRMLT 2023-1	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2)	2/6/2023	1/15/2021	Not Applicable	Good	Good	Meets Expectations	Occupied by Unknown Party	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Last contact unknown: servicing notes reflect no contact with Borrower.
• Default: Performing account.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect property no inspections and no damage of property reporting in service notes.
• Willingness to pay; Good: Borrower has paid as agreed since notes inception for this review.
• Ability to pay; Good: service notes reflect no income information provided and detail of debt ratio not reflected in service notes.
• Covid-19: Review of servicing notes reflect no relief provided by servicer.
• Key Word Search: Key Word Search revealed no additional issues.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Occupied by Unknown Party																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HFIS0YKAN4R	XX	XX	XX	NRMLT 2023 1 - Servicing Comments	NRMLT 2023-1	1: Acceptable	2/17/2023	1/1/2021	Unavailable	Good	Good	Meets Expectations	Tenant to Owner/Former Owner	No	Not Applicable	Forbearance Plan	Yes	Not Applicable	Bankruptcy-Current	• Borrower Contact: Last contact 4/XX/22; servicing notes reflect contact with Borrower, Borrower advised she had not been receiving billing statements, transferred to BK department, no other details.
• Default: Bankruptcy account. CH 13 filed 5/XX/19, case #XX, current due for 2/XX/23. 11/XX/22 notes reflect payment change notice rejected, not warranted as property not primary residence.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect property inspections and no damage of property reporting in service notes. 4/XX/22 notes reflect inspection returned; no details provided.
• Willingness to pay; Good: Borrower has paid as agreed since notes inception for this review.
• Ability to pay; Good: service notes reflect no income information provided and detail of debt ratio not reflected in service notes.
• Covid-19: Review of servicing notes reflect relief provided by servicer; Hardship forbearance 1/XX/21.
• Key Word Search: Key Word Search revealed no additional issues.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Tenant to Owner/Former Owner																	Yes	Plan Confirmed (Ch. 11, 13)	xx	xx	Chapter 13	Unavailable	Not Applicable	Not Applicable	Not Applicable	CH 13 filed 5/13/19, case #XX, current due for 2/1/23. 11/1/22 notes reflect payment change notice rejected, not warranted as property not primary residence.
AQPNTOFN0FO	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2)	2/28/2023	3/1/2021	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The servicing comments provided show there has been no contact with the borrower.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
• COVID 19:  There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QR3JVEDS5ZE	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	1/1/2021	Unavailable	Average	Average	Meets Expectations	Tenant	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Borrower Current Due 2/XX/2023. Last Contact - 7/XX/2022, Inbound call from B1 stating the ACH was set up twice and he was subsequently charged twice.
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  None - No title issues identified within the servicing comments.
• Property Condition:  No property issues identified within the provided Servicing Comments.
• Other:  None
• Willingness to Pay:  Through the review of the Servicing Comments - The Borrower is participatory, available and appears working to resolve issues.
• Ability to Pay: While the Servicing Comments do not get into or otherwise present income, debts, or other financial data for the borrowers.  It appears that the Servicer has concluded by their continued efforts to find resolution and obtain payments that they are considered viable homeowners.
• COVID 19: No comments or concerns raised regarding COVID found within the servicing comments.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Tenant																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3NE3ZLAHHIA	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/12/2023	3/4/2021	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Last contact 8/XX/21: servicing notes reflect contact with Borrower; Borrower called in with questions about escrow breakdown; advised Borrower of escrow.
• Default: Performing loan. Data reflects first payment due date of 5/XX/21.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect property no inspections and no damage of property reporting in service notes.
• Willingness to pay; Good:  Borrower paid as agreed.
• Ability to pay; Good: service notes reflect no income information provided and detail of debt ratio not reflected in service notes.
• Covid-19: Review of servicing notes reflect no relief provided by servicer.
• Key Word Search: Key Word Search revealed no additional issues.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SIT0A2U2RWS	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/11/2023	10/16/2021	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Last contact 5/XX/22: servicing notes reflect contact with Borrower; Borrower updated ACH recurring payment information.
• Default: Performing loan. Data reflects first payment due date of 12/XX/21.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect property no inspections and no damage of property reporting in service notes.
• Willingness to pay; Good:  Borrower paid as agreed.
• Ability to pay; Good: service notes reflect no income information provided and detail of debt ratio not reflected in service notes.
• Covid-19: Review of servicing notes reflect no relief provided by servicer.
• Key Word Search: Key Word Search revealed no additional issues.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5PYUHVXWT3D	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	1/1/2021	Unavailable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Forbearance Plan	Yes	Not Applicable	Performing	• Borrower Contact: Yes - 1/XX/2023, Borrower states last payment sent to prior servicer. Confirmed payment made. Request Payment from Sales Force.
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  None
• Other:  None - Loan Performing
• Willingness to Pay:  Based on the loan being past due greater than 1 year, and limited collection comments, willingness is of concern.
• Ability to Pay: The commentary does not provide current financials for the Borrower, as such the borrower(s) ability to pay is undeterminable.
• COVID 19: None
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5X5YN1LQJPX	XX	XX	XX	NRZ 28.2 - Servicing	NRZ 28.2 - Servicing	2: Acceptable with Warnings	* Evidence of Deceased Borrower(s) (Lvl 2) "Per Comments dated 4/XX/17- Borrower was deceased on 10/XX/2016. Details updated as per death certificate."	5/3/2018	5/5/2016	Death of Borrower	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Modification	Foreclosure	•Borrower Contact: The last known contact with the borrower’s authorized 3rd party was on 1/XX/18, at that time the caller was informed that his assumption request could not be processed until the updated deed was received.
•Default: Current- Active Foreclosure.
•Litigation: No.
•Title Issues: No.
•Property Condition: A Property Inspection report was completed on 4/XX/18 which showed the property to be occupied and the exterior condition was good.
•Other: The provided servicer comments did not contain complete details of the foreclosure processes or steps. Although, the FC Sale date of 4/XX/18 was cancelled, the FC was not placed on hold due to the filer not being the principal borrower and supporting legal documents were required.
•Per Comments dated 4/XX/18- Equity (NPV) Analysis Done. AQMK NPV = $31011.04229.
•Per Comments dated 4/XX/18- Since BK filer name and SSN is not matching with our records we cannot place the file on BK Hold hence we need legal documents like Grant Deed/Quit Claim Deed/Schedules listing property etc.
•Per Comments dated 4/XX/18- FC Sale date of 4/XX/18 is being cancelled due to William Darrin Seay, the heir of the deceased borrower, filing BK on 4/XX/18.
•Per Comments dated 4/XX/17- Borrower was deceased on 10/XX/2016. Details updated as per death certificate.
Yes	Judgment Entered	02/22/2017	Not Applicable	The provided servicer comments did not contain complete details of the foreclosure processes or steps. Although, the FC Sale date of 4/XX/18 was cancelled, the FC was not placed on hold due to the filer not being the principal borrower and supporting legal documents were required.
•Per Comments dated 4/XX/18- FC Sale date of 4/XX/18 is being cancelled due to William Darrin Seay, the heir of the deceased borrower, filing BK on 4/XX/18.
																													04/03/2018	Servicer Delay Other	Not Applicable	No	Ocwen	Unavailable	Awaiting Sale	Unavailable	Unavailable	Ocwen	No	Not Applicable	Not Applicable	Not Applicable	09/18/2017	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Brock and Scott	Unavailable	First [1]	Owner (or Former): Primary Home	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NMEJ42P0LJ4	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	2/1/2021	Not Applicable	Good	Average	Meets Expectations	Unavailable	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last noted customer contact was on 1/XX/2023, when the Borrower informed he was changing insurance carriers.
• Default: The loan is performing and next due for 3/XX/2023. The last payment was made on 1/XX/2023.
• Litigation: There are not litigation matters identified in the comments.
• Title Issues: There are no title issues identified in the comments.
• Property Condition: The comments do not provide the property occupancy status; the data tape reports the subject is owner occupied. The comments didn’t provide a current condition or note the presence of damage any damage to the property. Taxes were last paid on 12/XX/2022 iao $7,697 and Hazard ins. on 12/XX/2022 iao $1,205. The data tape reports a BPO value of $XXon 2/XX/2023.
• Other:  MI cancellation noted 10/XX/2022 due to Trust rescinded with prior Servicer. The data tape notes reason is employment misrep.
• Willingness to Pay:  Payments appear to have been timely for the last 24 months supporting a willingness to pay.
• Ability to Pay: The comments do not provide the Borrower’s financials or employment status.
• COVID-19: There are no references to the pandemic in the comments reviewed.
•  Key Words: Key words searched and addressed above where applicable.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Unavailable																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TZKD5WDGJMZ	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/10/2023	7/12/2022	Unavailable	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Payment Arrangement	Collections, < 60 Days	• Borrower Contact: Last contact 1/XX/23: servicing notes reflect contact with Borrower; payment collected.
• Default: 30-Day account. Data information reflects account as 30 days past due. Data reflects First payment due 5/XX/21.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect no property inspection and no damage of property reporting in service notes.
• Willingness to pay; Fair:  Borrower paid as rolling 30 day account.
• Ability to pay; Fair: service notes reflect no income information provided and detail of debt ratio not reflected in service notes.
• Covid-19: Review of servicing notes reflect no relief provided by servicer.
• Key Word Search: Key Word Search revealed no additional issues.
• The servicing comments in the file provide dates from 7/XX/22 to present, however, it should be noted that the Prior Servicer comments to this date were not provided.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5JZLY5G3EX5	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/10/2023	12/11/2021	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Last contact 2/XX/23: servicing notes reflect contact with Borrower; payment collected.
• Default: Performing account.  Data reflects First payment due 1/XX/22.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect no property inspection and no damage of property reporting in service notes.
• Willingness to pay; Good:  Borrower paid as agreed.
• Ability to pay; Good: service notes reflect no income information provided and detail of debt ratio not reflected in service notes.
• Covid-19: Review of servicing notes reflect no relief provided by servicer.
• Key Word Search: Key Word Search revealed no additional issues.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BWGVH54YZSB	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/9/2023	1/19/2022	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Last contact 3/XX/22: servicing notes reflect contact with Borrower; payment collected. Recurring ACH payment set-up.
• Default: Performing account.  Data reflects First payment due 3/XX/22.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect no property inspection and no damage of property reporting in service notes. 9/XX/22 FEMA Hurricane letter sent to Borrower; no damages reported.
• Willingness to pay; Good:  Borrower paid as agreed.
• Ability to pay; Good: service notes reflect no income information provided and detail of debt ratio not reflected in service notes.
• Covid-19: Review of servicing notes reflect no relief provided by servicer.
• Key Word Search: Key Word Search revealed no additional issues.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0ZWO22O0BYD	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2)	2/28/2023	3/1/2022	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: There has been no contact with the borrower. An attempt was made 1/XX/2023.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
																							• COVID 19: There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
AG4YTGASRSO	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/28/2023	3/1/2021	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last contact with the borrower was on 10/XX/2022 when borrower called in regarding supplemental taxes.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
																							• COVID 19: There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ZOKUFFTS04H	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	1/1/2022	Not Applicable	Average	Average	Meets Expectations	Tenant	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Inbound call 11/XX/2022, Borrower called regarding 30 day late reporting from April 2022, wanting it removed from Credit Reporting. No other mention or action taken.
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  None referenced in the commentary.
• Other:  None
• Willingness to Pay:  Given the loan status and lack of notes to the contrary.  It appears there is not an issue regarding, Borrower willingness.
• Ability to Pay: The commentary does not provide current financials for the Borrower, as such the borrower(s) ability to pay is undeterminable.
• COVID 19:  None referenced in the commentary.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Tenant																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
T4RELWLIYQN	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2)	2/6/2023	1/1/2021	Unavailable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Borrower Current Due 2/XX/2023. Last Contact - No contact with Borrower found within the servicing comments. Does not appear to be an area of concern as the loan is performing.
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  None - No title issues identified within the servicing comments.
• Property Condition:  No property issues identified within the provided Servicing Comments.
• Other:  None
• Willingness to Pay:  Through the review of the Servicing Comments - The Borrower is participatory, available and appears working to resolve issues.
• Ability to Pay: While the Servicing Comments do not get into or otherwise present income, debts, or other financial data for the borrowers.  It appears that the Servicer has concluded by their continued efforts to find resolution and obtain payments that they are considered viable homeowners.
• COVID 19: No comments or concerns raised regarding COVID found within the servicing comments.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
JKI0XSYLFH1	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	1/1/2021	Unavailable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Borrower Current Due 2/XX/2023. Last Contact - 10/XX/2022 Borrower Inbound call regarding letter he received about Hazard Insurance laps for 1 day due to change of Insurer.
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  None - No title issues identified within the servicing comments.
• Property Condition:  No property issues identified within the provided Servicing Comments.
• Other:  None
• Willingness to Pay:  Through the review of the Servicing Comments - The Borrower is participatory, available and appears working to resolve issues.
• Ability to Pay: While the Servicing Comments do not get into or otherwise present income, debts, or other financial data for the borrowers.  It appears that the Servicer has concluded by their continued efforts to find resolution and obtain payments that they are considered viable homeowners.
• COVID 19: No comments or concerns raised regarding COVID found within the servicing comments.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IUOPRKPEYHC	XX	XX	XX	NRZ 45.1 - Servicing	NRZ 45.1 - Servicing	1: Acceptable	9/4/2019	12/30/2017	Unemployment / Decreased Income	Fair	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Forbearance	Collections, >= 120 Days	•Borrower Contact: This loan was reviewed with data provided from 12/XX/2017 through 09/XX/2019.
The last known contact with the borrower or authorized 3rd party was on 06/XX/2019. The borrower called in wanting to pay $400 and asking for a loss mitigation assistance package to be sent to him.
A request for the NOI was sent through the WALZ System on 08/XX/2019.
Commentary from 06/XX/2019 indicates files scanned by XX scan team.
A Goodbye Letter was shipped by the vendor on 03/XX/2019.
Commentary from 04/XX/2019 indicates a loan modification was added/effective on 11-01-2014 (Hamp final mod) and 06-01-16 (Private hamp tier 2 final).
As of 04/XX/2019 the loan was moved to Black Knight.
•Default: The loan is currently in collections. The reason for delinquency found/noted 06/XX/2019 was on disability. No information provided in servicing comments to confirm. No FC, BK, Short Sale, DIL, or Forbearance have been discussed with borrower in last 24 months.
•Litigation: None Known.
•Title Issues: None known.
•Property Condition: A property inspection was completed on 05/XX/2019 however, details were not specified. There was no mention of any damages or claims against the property.
•Key Word Search: fcl, sale, hold, mod, repay, bk, trial, title, claim, lien, legal, motion, judgment, litigate
•Other: The Tape Data shows the loan is currently due for the 03/XX/2019.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5CDNTVMFLKG	XX	XX	XX	NRZ 62 - Servicing	NRZ 62 - Servicing	1: Acceptable	6/16/2021	6/1/2019	Unavailable	Poor	Unavailable	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Modification	Collections, 60-119 Days	NEXT PAYMENT DUE: 3/XX/2021 - Pre-foreclosure Timeline Review Completed, New York required 90 Day Notice sent 4/XX/2021

Borrower Outreach attempt 3/XX/2021

Bullet Point Comments:

• Borrower Contact - Last Contact: 6/XX/2021 - Inbound call - One-Time-Draft payment $1,091.66.

• Default: NEXT PAYMENT DUE: 3/XX/2021 - Pre-foreclosure Timeline Review Completed, New York required 90 Day Notice sent 4/XX/2021.  Borrower outreach by Servicer on 3/XX/2021.

• Litigation:  There are no Litigation matters identified in the 24-month review of comments.

• Title Issues: There are no Title Issues identified within the 24-month review of comments.

• Property Condition: There are no Property Issues identified within the 24-month review of comments.

• Willingness to Pay: Fair

• Ability to Pay:  Unknown - No documents were available which addressed employment and income.

• Other Items to address:  Nothing to add.

																							• COVID19: Outside of multiple e-mail and other communication Blast by the Servicer, Borrower never addressed COVID as a hardship or otherwise impactful regarding their loan performance.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UMZ3PGLERW0	XX	XX	XX	NRMLT 2023 1 - Servicing Comments	NRMLT 2023-1	1: Acceptable	2/6/2023	1/1/2021	Illness of Borrower/Family	Average	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Forbearance Plan	No	Not Applicable	Performing	• Borrower Contact: The last noted customer contact was an outbound call on 12/XX/2022 and the Borrower made a promise to pay and indicated previous delinquency was due for illness.
• Default: The loan is current and due for 2/XX/2023.  The last payment was made on 1/XX/2023.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: The property is owner occupied. The condition status is unknown, but the comments don’t document any property damage. An insurance policy cancellation was received 12/XX/2022 and a new hazard policy info was received 1/XX/2023; lapse in coverage is not noted.
• Other: A Covid19 Deferral Mod was completed 5/XX/2021. A Streamline Mod was approved 9/XX/2021 and denied 12/XX/2021 for failure to make TPP payments. The comments note a historical Chapter 13 Bankruptcy Case # XX, discharged on 2/XX/2006.
• Willingness to Pay: The comments document regular communication with the Borrower and attempts to keep the loan from foreclosure. Additionally, this is a low balance loan maturing in the next 18 months, on 0/XX/2024.
• Ability to Pay: There is no recent financial information provided in the comments. The comments indicate a failed 12-month RPP on 7/XX/2022 but the Borrower brought the loan current on 7/XX/2022.
• COVID-19: The comments note prior active Covid19 forbearance plans and subsequent Covid19 deferral Mod on 5/XX/2021 deferring principal iao $3,292.02.
• Key Words: Key words searched and addressed above where applicable.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
S1ECEBGYLNC	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2) "There are no Borrower contacts documented in the last 24 months. The loan has been performing for 24 months."	2/9/2023	1/1/2021	Not Applicable	Good	Average	Meets Expectations	Unavailable	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: There are no Borrower contacts documented in the last 24 months. The loan has been performing for 24 months.
• Default: The loan is performing, and next due for 2/XX/2023. The last payment was made on 1/XX/2023.
•  Litigation: There are not litigation matters identified in the comments.
• Title Issues: There are no title issues identified in the comments.
• Property Condition: The comments do not provide the property occupancy status; the data tape states the subject is owner occupied. The property condition is not stated in the comments but there is no evidence any damage incurred. Hazard insurance was last paid on 5/XX/2021 iao $3,982. The data tape reports a BPO value of $226,206 on 12/XX/2022.
• Other:  A servicing Goodbye Letter was sent on 10/XX/2022 and Hello Letter sent on 11/XX/2022. Prior Servicer comments provided through 10/XX/2022 are mostly auto generated account memos with no detail.
• Willingness to Pay: There has been no recent communication with the Borrower, but 24 months of timely payments evidences a willingness to pay.
• Ability to Pay: The comments do not provide the Borrower’s financials or employment status.
• COVID-19: There are no references to the pandemic in the comments reviewed.
•  Key Words: Key words searched and addressed above where applicable.

																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
R1WPY4FQVPD	XX	XX	XX	NRMLT 2023 1 - Servicing Comments	NRMLT 2023-1	1: Acceptable	2/15/2023	1/5/2021	Unavailable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Last contact 7/XX/22: servicing notes reflect contact with Borrower; account review with Borrower, consent for cell phone contact granted.
• Default: Current performing loan. 3/XX/21 notes reflect reinstatement, no details.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect property no inspections and no damage of property reporting in service notes. 2/XX/21 notes reflect BPO received; no details provided.
• Willingness to pay; Good:  Borrower paid as since reinstatement.
• Ability to pay; Good: service notes reflect no income information provided and detail of debt ratio not reflected in service notes.
• Covid-19: Review of servicing notes reflect no relief provided by servicer.
• Key Word Search: Key Word Search revealed no additional issues.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
50UJXKEOWDN	XX	XX	XX	NRZ 50 - Servicing	NRZ 50 - Servicing	1: Acceptable	3/4/2020	3/4/2018	Excessive Obligations	Good	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Payment Arrangement	Collections, 60-119 Days	• Borrower Contact: The last known borrower contact was documented on 11/XX/202019, the borrower called to discuss payment arrangements. Loan is currently due for 12/XX/2019.
• Default:  RFD was noted on 2/XX/2019 as borrower excessive obligations.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: No known damage was documented.
• Other: Per the tape the account was never modified. Per the tape data the subject BPO valuation was $120,000 on 02/XX/2020.
• Willingness to Pay: The comments provided reflect a willingness to pay.
• Ability to Pay:  The comments provided reflect an ability to pay.
• Key Word Search:  Key words have been searched and addressed in the comments above.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TKGNSZ5JB2Y	XX	XX	XX	NRMLT 2023 1 - Servicing Comments	NRMLT 2023-1	1: Acceptable	2/28/2023	2/1/2021	Not Applicable	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Not Applicable	Performing	• Borrower Contact: 01/XX/2023; Borrower made a promise to pay the 01/XX/2023 payment on 01/XX/2023 within the grace period. The promise was kept on 01/XX/2023 for the PTP.
•  Default:  RFD was noted in the servicing comments on 12/XX/2022 due to illness, with the hardship resolved.  Current legal status is performing.
•  Litigation: None known.
•  Title Issues: None known.
•  Property Condition: There were no property inspections noted during the review period.  No known damage was documented.
•  Other: Per the tape data the subject loan was modified on 11/XX/2018.  Per the tape data the BPO value was $XXon 10/XX/2022.  There is no BPO contained in the file.  The comments note on 12/XX/2022 that the subject property is owner occupied.
•  Covid:  There was no Covid-19 activity noted in the servicing comments during the review period.  The comments note on 11/XX/2021:  Prior Servicer - Covid continual impact.
•  Willingness to Pay: The comments and pay history provided indicate the borrower has been consistently delinquent but has always brought the account current during the review period and does not reflect an unwillingness to pay.
•  Ability to Pay:  The comments and pay history provided indicate the borrower has been consistently delinquent but has always brought the account current during the review period and does not reflect a consistent ability to pay.
•   Key Word Search:  Key words have been searched and addressed in the comments above.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ZTNSASSX3GQ	XX	XX	XX	NRMLT 2023 1 - Servicing Comments	NRMLT 2023-1	2: Acceptable with Warnings	* Evidence of Deceased Borrower(s) (Lvl 2) "The Borrower is deceased. The date of death is unknown. The review DOD is the date of the comment that references the SII on the account. The loan is already recognized as an "Estate of" account."	2/17/2023	1/1/2021	Excessive Obligations	Average	Fair	Meets Expectations	Unavailable	No	Not Applicable	Modification (Permanent)	No	Payment Arrangement	Collections, < 60 Days	• Borrower Contact: The last noted customer contact was on 5/XX/2022 when the Authorized Third Party/SII stated she was still taking over the property and would send recorded deed.
• Default: The loan is delinquent 30+days and due for 1/XX/2023. The last payment was posted on 1/XX/2023 for the 12/XX/2022 payment.
• Litigation: There are no litigation matters identified in the comments.
• Title Issues: There are no title issues identified in the comments.
• Property Condition: The comments do not provide an occupancy status. The condition status is unknown but there is no evidence in the comments of any property damage. The Data Tape reports a BPO value of $XXon 2/XX/2023.
• Other: The Borrower is deceased. The date of death is unknown. The review DOD is the date of the comment that references the SII on the account. The data tape reports the loan was Modified on 11/XX/2015.
• Willingness to Pay:  The comments indicate the Third Party/SII wants to keep the home and the tape pay history reflects no late payments over 30 days.  Additionally, the recent BPO and current balance may indicate substantial equity in the property.    • Ability to Pay: No financial information is noted in the commentary.
• COVID-19: There are no references to Covid19 in the servicing comments.
• Key Words: Key words searched and addressed above where applicable.

																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Unavailable																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3LPSBPCRAYC	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	1/1/2021	Unavailable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Not Applicable	Performing	• Borrower Contact: 12/XX/2022 Borrower over looked Promise to Pay date. Due 1/XX/2023
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  None - No title issues identified in the commentary.
• Property Condition:  None
• Other:  Modification - Loan Modified Non-Gov’t Plan.  Current under plan, due for 2/XX/2023
• Willingness to Pay:  No indication within comments provided that Borrower is not engaged in the loan process.
• Ability to Pay: The commentary does not provide current financials for the Borrower, as such the borrower(s) ability to pay is undeterminable.
• COVID 19: None
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QH5BNOKJLAG	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	1/1/2022	Not Applicable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Inbound call 10/XX/2022, Borrower wanting to Escrow accounts.
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  None referenced in the commentary.
• Other:  Comment 10/XX/2022 PropPres - Disaster Ins. Ordered, Inspection Ordered due to FEMA Disaster $4673. Declared on 9/XX/2022, Hurricane XX.  10/XX/2022, Property Inspection returned.  No further comments regarding property condition.  Appears no damage occurred from Hurricane XX.
• Willingness to Pay:  Given the loan status and lack of notes to the contrary.  It appears there is not an issue regarding, Borrower willingness.
• Ability to Pay: The commentary does not provide current financials for the Borrower, as such the borrower(s) ability to pay is undeterminable.
• COVID 19:  None referenced in the commentary.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
B4RZIXS3TDI	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2)	2/28/2023	3/1/2021	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The servicing comments provided do not show any contact with the borower.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
• COVID 19:  There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4G1WO4LQJJG	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/28/2023	3/1/2021	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last contact with the borrower was on 1/XX/2023 when borrower called in asking about check received that was from escrow surplus.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
• COVID 19:  There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KKROCNSO0RZ	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/10/2023	1/1/2021	Not Applicable	Average	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Not Applicable	Performing	• Borrower Contact: The last noted contact with the Borrower was on 2/XX/2023 when the Borrower called to make a phone payment. In previous contacts, on 1/XX/2023 and 1/XX/2023, the Borrower complained about the non-payment of the hazard insurance premium and from 11/XX/2022 through 12/XX/2022, the Borrower complained about problems logging into the web site; both issues were resolved by the Servicer.
• Default: The loan is performing, and next due for 3/XX/2023. The last payment was made on 2/XX/2023. The loan was modified effective 3/XX/2022 and terms appear to include a rate reduction and term extension.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: The comments confirm the subject property is owner occupied. The property condition is not stated in the comments but there is no evidence any damage incurred. Property taxes were last paid on 12/XX/2022 iao $12,471 and hazard insurance on 1/XX/2023 iao $1,389.
• Other: Last monthly MI premium disbursed 2/XX/2023 iao $295.93. Prior Servicer comments provided through 10/XX/2022 are mostly auto generated account memos with no detail.  A servicing Goodbye Letter was sent on 10/XX/2022 and Hello Letter sent on 11/XX/2022.
• Willingness to Pay: The loan appears has been performing since Modification was completed effective 3/XX/2022 or for the last 11 months.
• Ability to Pay: The comments do not provide the Borrower’s financials or employment status. On 12/XX/2022, the Borrower indicated she was experiencing a reduction in income but could afford the monthly payments.
• COVID-19: Comments on 11/XX/2022 and before indicating the Borrower was on a prior Servicer COVID FB Plan that expired prior to servicing transfer.  Specific details are not provided in the comments.
• Key Words: Key words searched and addressed above where applicable.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CL0WQILHCIP	XX	XX	XX	NRZ 49 - Servicing	NRZ 49 - Servicing	1: Acceptable	12/11/2019	10/31/2018	Unavailable	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Payment Arrangement	Collections, 60-119 Days	•Borrower Contact: Borrower contact made on 10/XX/2019. Borrower called in to inquire about a letter received from the new servicer. Borrower was informed that the letter was a state requirement when an account was transferred. Borrower was provided with the mailing address for payments.
•Default: Collections, 60-119 Days
•Litigation: None known
•Title Issues: None known
•Property Condition: There are no indications of any damages to the property noted on the account.
•Other: Loan has not been modified.
•Willingness to Pay: Borrower has not made any attempts to bring the account current.  Loan is due for 10/XX/2019.
																							•Ability to Pay: Unable to determine the borrower's ability to pay as their source of income is unknown.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NK5KJYFWZTI	XX	XX	XX	NRMLT 2023 1 - Servicing Comments	NRMLT 2023-1	1: Acceptable	2/28/2023	1/6/2021	Chronic Delinquent / Credit Abuser	Poor	Poor	Meets Expectations	Tenant to Owner/Former Owner	No	Not Applicable	Forbearance Plan	No	Not Applicable	Performing	• Borrower Contact: Last contact 2/XX/23: servicing notes reflect contact with Borrower; Borrower consent to Cell phone contract granted.
• Default: Performing account.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect property several inspections and no damage of property reporting in service notes. 9/XX/22 notes reflect inspection returned; no details provided. 6/XX/22 notes reflect BPO valuation returned; no details provided.
• Willingness to pay; Poor:  Borrower has been chronic delinquent since notes inception.
• Ability to pay; Poor: service notes reflect no income information provided and detail of debt ratio not reflected in service notes.
• Covid-19: Review of servicing notes reflect relief provided by servicer. 8/XX/21 notes reflect Covid-19 forbearance ended; no details provided.
• Key Word Search: Key Word Search revealed no additional issues.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Tenant to Owner/Former Owner																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3V1AAMFFKAT	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	1/1/2021	Not Applicable	Average	Average	Meets Expectations	Unavailable	No	Not Applicable	Forbearance Plan	Yes	Not Applicable	Performing	• Borrower Contact: The last noted contact with the Borrower was on 12/XX/2022 when the Borrower called to inquire about payment of his hazard insurance premium and the Agent advised payment was being processed for expedited mailing to the insurance carrier.
• Default: The loan is performing, and next due for 2/XX/2023. The last payment was made on 1/XX/2023. It appears the loan was delinquent and brought current on 10/XX/2021.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: The comments do not provide the property occupancy status; the data tape states the subject is owner occupied. The property condition is not stated in the comments but there is no evidence any damage incurred. Property taxes were last paid on 11/XX/2022 iao $8,438 and an insurance premium last paid on 1/XX/2023 iao $3,617. The data tape reports a BPO value iao $2,436,308 on 12/XX/2022.
• Other: Prior Servicer comments provided through 10/XX/2022 are mostly auto generated account memos with no detail.  A transfer of servicing Goodbye Letter was sent out on 10/XX/2022 and a Hello Letter sent on 11/XX/2022.
• Willingness to Pay: It appears there has been timely payments on the account since 11/XX/2021, 14 months, supporting the willingness to pay.
• Ability to Pay: The comments do not provide the Borrower’s financials or employment status.
• COVID-19: Comments on 11/XX/2022 state Borrower was on prior Servicer COVID FB Plan that expired prior to servicing transfer.  Further details are not provided.
•  Key Words: Key words searched and addressed above where applicable.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WIYWKSUQNUN	XX	XX	XX	NRMLT 2023 1 - Servicing Comments	NRMLT 2023-1	1: Acceptable	2/6/2023	3/12/2021	Excessive Obligations	Average	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Forbearance Plan	No	Payment Arrangement	Collections, < 60 Days	• Borrower Contact: The last noted customer contact was on 2/XX/2023 when the Borrower stated he was unable to make the 1/1 and 2/XX/2023 payments but will do whatever he could to make them as soon as possible.
• Default: The loan is Delinquent 30+ days and due for 1/XX/2023. The last payment was posted on 2/XX/2023 for the payment due 12/XX/2022.  A foreclosure referral was made in the last 6 months on 10/XX/2022. Funds to reinstate the loan were received on 11/XX/2022 and the foreclosure file was closed on 11/XX/2022.
• Litigation: None known.
• Title Issues: A foreclosure review on 10/XX/2022 noted Title is clear.
Property Condition: Comments on 2/XX/2023 indicate the property is owner occupied. The condition status is unknown, but the comments don’t document any property damage. The last tax bill was paid on 10/XX/2022 iao $569.03 and the last hazard insurance payment was disbursed on 1/XX/2023 iao $877. The Data Tape reports a BPO value of $57,000 on 1/XX/2023.
• Other: On 10/XX/2022, the Investor denied a 6-month RPP; a previously approved 6-month RPP failed on 10/XX/2022. The last monthly MI payment was disbursed on 1/XX/2023.
• Willingness to Pay:  The comments document regular communication with the Borrower and attempts to keep the loan from foreclosure.
• Ability to Pay: The Borrower indicated on 2/XX/2023, the reason for the delinquency was excessive obligations. The Borrower has struggled to make monthly payments for the last 12+ months.
• COVID-19: The Borrower was financially impacted by Covid19 with a reduction in work hours. A 2-month Covid deferment was processed on 5/XX/2022 for 4/1 and 5/XX/2022.
• Key Words: Key words searched and addressed above where applicable.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
223ZGAYK1FO	XX	XX	XX	NRMLT 2023 1 - Servicing Comments	NRMLT 2023-1	1: Acceptable	2/9/2023	3/27/2021	Not Applicable	Average	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Not Applicable	Performing	• Borrower Contact: The last noted customer contact was on 2/XX/2023 when the Borrower stated he will make a payment on payday, 2/XX/2023.
• Default: The loan is due Current. The last payment was posted on 1/XX/2023 for 1/XX/2023.
• Litigation: There are no litigation matters identified in the comments.
• Title Issues: There are no title issues identified in the comments.
• Property Condition: The property is owner occupied. The condition status is unknown but there is no evidence in the comments of any property damage.
• Other: The loan was modified effective 3/XX/2022.  The last monthly MI payment was disbursed on 2/XX/2023.
• Willingness to Pay:  The comments suggest a 12-month history of timely payments.
• Ability to Pay: No financial information is noted in the commentary.
• COVID-19: The Borrowers were financially impacted by Covid19 when the Co-Borrower lost her job.
• Key Words: Key words searched and addressed above where applicable.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3COAA0FG0K2	XX	XX	XX	NRMLT 2023 1 - Servicing Comments	NRMLT 2023-1	1: Acceptable	2/6/2023	6/2/2021	Unemployment / Decreased Income	Average	Fair	Meets Expectations	Tenant	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last noted customer contact was on 9/XX/2022 when the Borrower called to confirm reinstatement funds had been received.
• Default: The loan is Current and due for 3/XX/2023. The last payment was posted on 2/XX/2023.  The last 5 payments have been timely. The loan was reinstated on 9/XX/2022 and the foreclosure sale scheduled for 9/XX/2022 was cancelled.
• Litigation: There are no litigation matters identified in the comments.
• Title Issues: There are no title issues identified in the comments.
Property Condition: The Borrower stated the property is tenant occupied. The condition status is unknown but there is no evidence in the comments of any property damage. The last tax bill was paid on 12/XX/2022 iao $2,236 and the last hazard insurance payment was disbursed on 4/XX/2022 iao $497.
• Other: An Assignment of Mortgage was obtained by the FC Attorney on 8/XX/2022, and title noted clear.
• Willingness to Pay:  The last 5 payments have been timely since loan was reinstated from foreclosure on 9/XX/2022.
• Ability to Pay: On 8/XX/2022, the reason for delinquency is unemployment, and the Borrower stated rental income from the subject is only source of income at that time. The Borrower also indicated a family member was assisting with reinstatement.
• COVID-19: No Covid-19 activity noted in the servicing comments or reported by the tape.
• Key Words: Key words searched and addressed above where applicable.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Tenant																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XV54N4GFNOL	XX	XX	XX	NRMLT 2023 1 - Servicing Comments	NRMLT 2023-1	3: Curable	* Evidence of Property Damage (Lvl 3) "The comments document a monitored Insurance Loss Claim filed for fire damage incurred on 10/15/2022. Loss draft funds were received iao $54,522.73 and the first and only draw check referenced was sent out on 2/1/2023 iao $10,000. Comments on 2/9/2023 state Servicer waiting for Borrower to advise on ordering an inspection."	2/10/2023	11/2/2021	Excessive Obligations	Average	Fair	Meets Expectations	Owner (or Former): Primary Home	Yes	10/15/2022	Modification (Permanent)	No	Payment Arrangement	Collections, < 60 Days	• Borrower Contact: The last noted customer contact was on 2/XX/2023 when the CoBorrower called to confirm payment was received and Agent informed the 1/XX/2023 payment had not been received.
• Default: The loan is Delinquent 30+ days and next due for 1/XX/2023. The last payment was posted on 12/XX/2022.
• Litigation: There are no litigation matters identified in the comments.
• Title Issues: Comments on 6/XX/2022 note FC title review with no issues; however, comments on 6/XX/2022 cite Title Graded C- subject is not in first lien position. The FC case was held 7/XX/2022 and closed 11/XX/2022 and there is no additional references to title in the comments. On 11/XX/2022, comments state the Modification Agreement does not need recording.
• Property Condition: The comments indicate the property is owner occupied. The comments document a monitored Insurance Loss Claim filed for fire damage incurred on 10/XX/2022. Loss draft funds were received iao $54,522.73 and the first and only draw check referenced was sent out on 2/XX/2023 iao $10,000. Comments on 2/XX/2023 state Servicer waiting for Borrower to advise on ordering an inspection.
The last tax installments were disbursed on 12/20 and 12/XX/2022 iao $1,798 and the last hazard insurance payment on 9/XX/2022 iao $1,253. The Data Tape reports a BPO value of $92,000 on 10/XX/2022.
• Other: The loan was reinstated by an XX proprietary Mod completed 11/XX/2022; this Mod stopped foreclosure and the case was closed 11/XX/2022.
• Willingness to Pay:  The Borrowers completed a TPP plan prior to Modification on 11/XX/2022 and have made 2 payments since modification.
• Ability to Pay: No financial information is noted in the commentary.  The reason for default given on 5/XX/2022 was loss of job and the reason for the current 30 day late appears to be associated with a fire loss and ongoing property repairs.
• COVID-19:  Comments on 3/XX/2022 indicate Borrower was on an active Covid19 forbearance Plan but Plan expired prior to transfer of servicing.
• Key Words: Key words searched and addressed above where applicable.

																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LYHQWRVC4Q5	XX	XX	XX	NRMLT 2023 1 - Servicing Comments	NRMLT 2023-1	1: Acceptable	2/8/2023	1/19/2022	Unemployment / Decreased Income	Average	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Payment Arrangement	Collections, 60-119 Days	• Borrower Contact: The last noted customer contact was on 2/XX/2023, at this time, the Borrower informed she is expecting a tax refund and will bring account current by the end of the month.
• Default: The loan is Delinquent 60+ days and due for 12/XX/2022. A partial payment was received on 1/XX/2023 iao $750. The last full payment was received 1/XX/2023 for 11/XX/2022.
• Litigation: There are no litigation matters identified in the comments.
• Title Issues: There are no title issues identified in the comments.
• Property Condition: On 1/XX/2023, the Borrower stated she is living in the home, property is owner occupied. On 12/XX/2022, a delinquency inspection noted the property was clearly vacant and the residence was empty of belongings with no signs of occupancy.  There is no explanation in the comments for the discrepancy. The condition status is unknown but there is no evidence in the comments of any property damage. The last tax installment was paid on 10/XX/2022 iao $2,327.
• Other: A modification denial was made on 1/XX/2023. It appears the denial reason was due to unable to return an affordable payment.
• Willingness to Pay:  The Borrower has stated the intent to keep her home, is regularly communicating with the Servicer and has indicated she will bring the account current by end of 2/2023.
• Ability to Pay: On 1/XX/2023, the Borrower stated the RFD was reduction in income. Also stated, was she can make the monthly payments but needed assistance with the past due payments.
• COVID-19:    references in the servicing comments.
• Key Words: Key words searched and addressed above where applicable.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
JVWUYJUQANP	XX	XX	XX	NRMLT 2023 1 - Servicing Comments	NRMLT 2023-1	1: Acceptable	2/11/2023	7/29/2022	Excessive Obligations	Average	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Payment Arrangement	Collections, 60-119 Days	• Borrower Contact: The last noted customer contact was on 12/XX/2022 when the Borrower called and made a partial payment.
• Default: The loan is 60+ days delinquent and due for 11/XX/2022. A partial payment was made on 12/XX/2022 iao $500 posted to 11/XX/2022. The last full payment was posted on 11/XX/2022 for 10/XX/2022.
• Litigation: There are no litigation matters identified in the comments.
• Title Issues: There are no title issues identified in the comments.
• Property Condition: The comments indicate the property is owner occupied. The condition status is unknown but there is no evidence in the comments of any property damage. The last tax bill was paid on 12/XX/2022 iao $1,474. A BPO valuation was ordered on 2/XX/2023; completed report is not noted received as of 2/XX/2023.
• Other:  On 11/XX/2022, the Borrower was informed of available payment assistance options.
• Willingness to Pay:  The Borrower is regularly communicating with the Servicer and partial payments are being accepted.
• Ability to Pay: No financial information is noted in the commentary. The reason for delinquency given on 11/XX/2022 was excessive obligations.
• COVID-19: There are no Covid19 references in the servicing comments.
• Key Words: Key words searched and addressed above where applicable.

																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LCMWMTGGZOZ	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	2: Acceptable with Warnings	* Title Review shows major title concern (Lvl 2) "FC Title issue for a Legal Description error, map requested and received. Title Cure requested 2/9/2023 and F/U date noted is 2/XX/2023."	2/11/2023	11/1/2021	Unemployment / Decreased Income	Average	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Forbearance Plan	No	Payment Arrangement	Foreclosure	• Borrower Contact: The last customer contact was on 2/XX/2023, when the Borrower informed he has 401K funds to bring loan current and request reinstatement figures be provided.
• Default: The loan status is Foreclosure. The loan is contractually due for 7/XX/2022. The FC referral date is not provided in the comments. First Legal is pending; copy of Note has been received.
• Litigation: None known.
• Title Issues: FC Title issue for a Legal Description error, map requested and received. Title Cure requested 2/XX/2023 and F/U date noted is 2/XX/2023.
• Property Condition: The property is owner occupied. The property condition is unknown, but there is no evidence of property damage in the comments. Property taxes were last paid on 12/XX/2022 iao $1,739 and Hazard insurance on 10/XX/2022 iao $921. The data tape reports a BPO value of $231,567 on 12/XX/2022.
• Other: A servicing Goodbye Letter was sent on 10/XX/2022 and Hello Letter sent on 11/XX/2022.
• Willingness to Pay: The Borrower has indicated he has funds to reinstate the loan but as of 2/XX/2023, funds have not been received.
• Ability to Pay: The comments do not provide the Borrower’s financials or employment status, but the Borrower stated a reduction hours is reason for delinquency.
• COVID-19: Borrower states he has been financially impacted by COVID19, specifically, a reduction in hours and decreased commission income.
•  Key Words: Key words searched and addressed above where applicable.
																								Yes	Referred to Attorney	Unavailable	Not Applicable	The loan is contractually due for 7/XX/2022. The FC referral date is not provided in the comments. First Legal is pending; copy of Note has been received. FC Title issue for a Legal Description error, map requested and received. Title Cure requested 2/XX/2023 and F/U date noted is 2/XX/2023.	12/06/2022	TitleIssue	Not Applicable	No	Caliber Home Loans Inc.	Unavailable	Complaint Filed	Unavailable	07/25/2022	Caliber Home Loans Inc.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Unavailable	Unavailable	First [1]	Owner (or Former): Primary Home	Not Applicable	No		Not Applicable													No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
B0SAFQ2ASFW	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2) * Servicer Rating is Below Expectations (Lvl 2)	2/13/2023	1/1/2022	Not Applicable	Fair	Fair	Below Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Modification	Collections, >= 120 Days	• Borrower Contact: No clear contact or communications with Borrower either verbal or written during the review period. Additionally, no understanding as to occupancy of the property and no identified Loss Mitigation plan in place.
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  None referenced in the commentary.
• Other:  Account seriously delinquent, next due for 4/XX/2022.  No evidence of loan status and no comment regarding Loss Mitigation, Bankruptcy or Foreclosure activities.
• Willingness to Pay:  Due to limited comments or apparent Borrower interaction over the review period, Borrower willingness is questionable although Borrower wants to keep home.
• Ability to Pay: The commentary does not provide current financials for the Borrower, as such the borrower(s) ability to pay is undeterminable.
• COVID 19:  None referenced in the commentary.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2MDC4CJF2RH	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	1/1/2021	Not Applicable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Performing	• Borrower Contact: Performing - One apparent contact to make Online Payment Request, 2/XX/2023. No others, as loan appears to be performing.
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  None referenced in the commentary.
• Other:  Nothing notable in comments to highlight.
• Willingness to Pay:  As the loan is current, appears the borrower has demonstrated a willingness to pay.
• Ability to Pay: The commentary does not provide current financials for the Borrower, as such the borrower(s) ability to pay is undeterminable.
• COVID 19:  No references to COVID were found within the review period comments.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DJCDTW2EZOW	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	* No Borrower Contact Evident (Lvl 1) "The servicing comments do not document any customer contacts in the last 24 months. The loan is performing, paid as agreed for last 24 months."	2/6/2023	11/1/2021	Not Applicable	Good	Average	Meets Expectations	Unavailable	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The servicing comments do not document any customer contacts in the last 24 months. The loan is performing, paid as agreed for last 24 months.
• Default: The loan is performing, and next due for 3/XX/2023. The last payment was made on 2/XX/2023.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: The comments do not provide an occupancy status; the data tape reports the subject is an investment property.  The property condition is unknown, but there is no evidence of property damage in the comments. Property taxes were last paid on 11/XX/2022 iao $2,285. Comments on 1/XX/2023 state unable to obtain renewal info for hazard insurance. The data tape reports a BPO value of $210,190 on 2/XX/2023.
• Other: A servicing Goodbye Letter was sent on 12/XX/2022 and Hello Letter sent on 1/XX/2023.
• Willingness to Pay: The payment history appears to be paid as agreed with no 30-day lates reported.
• Ability to Pay: The comments do not provide the Borrower’s financials or employment status, but recent timely payment history supports the ability to pay.
• COVID-19: There are no references to the pandemic in the comments reviewed.
•  Key Words: Key words searched and addressed above where applicable.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Unavailable																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ZOTQUY3ZNFX	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	1/1/2021	Not Applicable	Average	Fair	Meets Expectations	Unavailable	No	Not Applicable	Forbearance Plan	Yes	Not Applicable	Performing	• Borrower Contact: The last noted customer contact was on 11/XX/2022 when the Borrower called to make a payment.
• Default: The loan is current and next due for 2/XX/2023. The last payment was made on 1/XX/2023.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: The comments do not provide the property occupancy status; the data tape reports the subject is an investment property. The property condition is unknown, but there is no evidence of any property damage reflected in the comments. Property taxes were last paid on 10/XX/2022 iao $2,021 and Hazard insurance on 11/XX/2022 iao $3,511. The data tape reports a BPO value of $XX on 12/XX/2022.
• Other: A servicing Goodbye Letter was sent on 10/XX/2022 and Hello Letter sent on 11/XX/2022.
• Willingness to Pay: The Borrower’s efforts to keep the loan from foreclosure are displayed in the commentary.
• Ability to Pay: The comments do not provide the Borrower’s financials or employment status.
• COVID-19: The Borrower was financially impacted by the pandemic. Comments note Homeowner was on Prior Service COVID FB Plan that expired prior to transfer of loan to SMS.
•  Key Words: Key words searched and addressed above where applicable.

																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Unavailable																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RBYAL20RVXN	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	12/31/2021	Unemployment / Decreased Income	Fair	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Forbearance Plan	No	Not Applicable	Performing	• Borrower Contact: The last noted customer contact was on 12/XX/2022, when the Borrower inquired about the TAD and the Agent informed she was approved for reinstatement with HAF funds.
• Default: The loan is current and next due for 4/XX/2023. The last payment was made on 1/XX/2023 for 3/XX/2023. HAF funds used to reinstate the loan on 12/XX/2022 and applied to payments due 6/XX/2022 through 2/XX/2023.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: The property is owner occupied. The property condition is unknown, but there is no evidence of any property damage reflected in the comments. Property taxes were last paid on 12/XX/2022 iao $1,215 and Hazard insurance on 11/XX/2022 iao $873. The data tape reports a BPO value of $123,668 on 12/XX/2022.
• Other: A servicing Goodbye Letter was sent on 10/XX/2022 and Hello Letter sent on 11/XX/2022.
• Willingness to Pay: The comments display the Borrower’s efforts to keep the home from foreclosure and loan was brought current on 12/XX/2022.
• Ability to Pay: The comments do not provide the Borrower’s financials or employment status. The Borrower was unable to repay forborne payments and received HAF Assistance to bring loan current but indicated was working as of 11/XX/2022 and financially able to make monthly payments.
• COVID-19: The loan was in an active COVID19 Forbearance plan approved through 1/XX/2023. Borrower was informed that payments would not be automatically deferred at the end of the Plan and obtained HAF Assistance funds to apply to forborne payments.
•  Key Words: Key words searched and addressed above where applicable.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IFGPNU2GTZQ	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/28/2023	3/1/2021	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last contact with the borrower was on 2/XX/2023 when borrower called in after receiving flyer in mail asking if connected to servicer.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
• COVID 19:  There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YDZKKOKYSYU	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/28/2023	3/1/2021	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last contact with the borrower was on 1/XX/2023 when borrower called in needing help with portal.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
• COVID 19:  There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QZIBFM1NMKU	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2)	2/28/2023	3/1/2021	Unavailable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Forbearance Plan	Yes	Not Applicable	Performing	• Borrower Contact: The servicing comments provided do not show any contact with the borrower.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
																							• COVID 19: Borrower was on COVID forbearance.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4PXXDAEQBKS	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2)	2/28/2023	3/1/2021	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Performing	• Borrower Contact: The servicing comments provided do not show any contact with the borrower.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  Tape provided shows jr lien however comments provided do not show any jr liens. The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
• COVID 19:  There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SXOF3XW1NJ4	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	1/26/2023	1/1/2022	Not Applicable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Performing	• Borrower Contact: None - As loan performing, contact not really needed.
• Default:  None
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  None
• Other:  None
• Willingness to Pay:  The comments and data tape indicate the loan/Plan is current, but the comments reviewed do not provide regular payment transaction histories so the borrowers willingness to make regular and timely payments is undeterminable.
• Ability to Pay: The commentary does not provide current financials for the Borrower, as such the borrower(s) ability to pay is undeterminable.
• COVID 19:  None - There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.

																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												Not Applicable	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
AJ0VEXCGLXC	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/28/2023	3/1/2021	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Forbearance Plan	Yes	Not Applicable	Performing	• Borrower Contact: The last contact with the borrower was on 12/XX/2022 when borrower called in to make a payment.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
• COVID 19:  Borrower was on COVID forbearance plan.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
O2E03ROL3F0	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/10/2023	1/1/2021	Unavailable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Borrower Current Due 1/XX/2023. Last Contact - 1/XX/2023 - Borrower utilizes online ACH payment request iao $3,583.05
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  None - No title issues identified within the servicing comments.
• Property Condition:  No property issues identified within the provided Servicing Comments.
• Other:  None
• Willingness to Pay:  Through the review of the Servicing Comments - The Borrower is participatory, available and appears working to resolve issues.
• Ability to Pay: While the Servicing Comments do not get into or otherwise present income, debts, or other financial data for the borrowers.  It appears that the Servicer has concluded by their continued efforts to find resolution and obtain payments that they are considered viable homeowners.
• COVID 19: No mention of COVID within the comments reviewed.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
OB4ATYMR3JW	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/8/2023	1/1/2021	Unavailable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Borrower Current Due 1/XX/2023. Last Contact - 1/XX/2023 - Inbound Call, Borrower looking for confirmation that ACH is set up on a reoccurring bases.
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  None - No title issues identified within the servicing comments.
• Property Condition:  No property issues identified within the provided Servicing Comments.
• Other:  None
• Willingness to Pay:  Through the review of the Servicing Comments - The Borrower is participatory, available and appears working to resolve issues.
• Ability to Pay: While the Servicing Comments do not get into or otherwise present income, debts, or other financial data for the borrowers.  It appears that the Servicer has concluded by their continued efforts to find resolution and obtain payments that they are considered viable homeowners.
• COVID 19: No mention of COVID within the comments reviewed.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LUDTJNLKIZO	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	1/1/2021	Unavailable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Borrower Current Due 3/XX/2023. Last Contact - 2/XX/2023 - Inbound Call, Borrower inquired about extra payment sent to prior servicer.
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  None - No title issues identified within the servicing comments.
• Property Condition:  No property issues identified within the provided Servicing Comments.
• Other:  None
• Willingness to Pay:  Through the review of the Servicing Comments - The Borrower is participatory, available and appears working to resolve issues.
• Ability to Pay: While the Servicing Comments do not get into or otherwise present income, debts, or other financial data for the borrowers.  It appears that the Servicer has concluded by their continued efforts to find resolution and obtain payments that they are considered viable homeowners.
• COVID 19: No mention of COVID within the comments reviewed.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Z20THKHJQPF	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2)	2/28/2023	3/1/2022	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: From the comments provided there has been no contact with the borrower.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
																							• COVID 19: There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CHJZGDN1SJU	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/8/2023	1/1/2021	Unavailable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Borrower Current Due 2/XX/2023. Last Contact - 2/XX/2023 - Inbound Call, discuss automatic payments.
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  None - No title issues identified within the servicing comments.
• Property Condition:  No property issues identified within the provided Servicing Comments.
• Other:  None
• Willingness to Pay:  Through the review of the Servicing Comments - The Borrower is participatory, available and appears working to resolve issues.
• Ability to Pay: While the Servicing Comments do not get into or otherwise present income, debts, or other financial data for the borrowers.  It appears that the Servicer has concluded by their continued efforts to find resolution and obtain payments that they are considered viable homeowners.
• COVID 19: No mention of COVID present in comments reviewed.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
53QJDRGP5K5	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	1/19/2023	1/1/2021	Not Applicable	Average	Fair	Meets Expectations	Unavailable	No	Not Applicable	Forbearance Plan	Yes	Not Applicable	Performing	• Borrower Contact: The last noted contact with the Borrower was on 11/XX/2022 when the Borrower called to verify 11/2022 payment was received. The Agent confirmed payment received and discussed general loan details.
• Default: The loan is performing, and next due for 2/XX/2023. The last payment was made on 1/XX/2023.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: The comments do not provide an occupancy status; the data tape indicates the subject is an investment property. The property condition is not stated in the comments but there is no evidence any damage.  Property taxes were last paid on 12/XX/2022 iao $1,387 and an insurance premium last paid on 4/XX/2022 iao $775. The data tape reports a BPO value of $661,156 on 12/XX/2022.
• Other: Note Possession confirmed 1/XX/2023, DOP is 11/XX/2019. Prior Servicer comments provided through 10/XX/2022 are mostly auto generated account memos with no detail. A transfer of servicing Goodbye Letter was sent out on 10/XX/2022 and a Hello Letter sent on 11/XX/2022.
• Willingness to Pay: Comments on 4/7 and 4/XX/2021 note a Cares Act FB and RPP and on 5/XX/2021 indicate COVID plan expiring, with no further details. It’s unclear from the comments but the loan may have been delinquent and brought current prior to 10/XX/2021. It appears there have been timely payments on the account for the last 15 months.
• Ability to Pay: The comments do not provide the Borrower’s financials or employment status.
• COVID-19: Comments on 11/XX/2022 indicate the COVID FB with prior Servicer expired prior to transfer to new Servicer.
•  Key Words: Key words searched and addressed above where applicable.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YB1NVVSLIAA	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	1/1/2022	Unemployment / Decreased Income	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Temporary)	Yes	Not Applicable	Performing	• Borrower Contact: Borrower Current Due 1/XX/2023. Last Contact - 1/XX/2023 - Borrower inbound IVR ACH Payment Request iao $1,135.34
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  None - No title issues identified within the servicing comments.
• Property Condition:  No property issues identified within the provided Servicing Comments.
• Other:  Default corrected via modification of the loan.  See 5/XX/2022 comment, “Loan Modification Complete.”
• Willingness to Pay:  Through the review of the Servicing Comments - The Borrower is participatory, available and appears working to resolve issues.
• Ability to Pay: While the Servicing Comments do not get into or otherwise present income, debts, or other financial data for the borrowers.  It appears that the Servicer has concluded by their continued efforts to find resolution and obtain payments that they are considered viable homeowners.
• COVID 19: Default reason provided on 3/XX/2021 - COVID 19, loss of job (4/XX/2021 comment).  COVID Forbearance Agreement put in place.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2UZOEZI4K40	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/9/2023	1/1/2021	Unavailable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Forbearance Plan	Yes	Not Applicable	Performing	• Borrower Contact: Borrower Current Due 2/XX/2023. Last Contact - 2/XX/2023 - Borrower utilized IVR for ACH Payment Request.
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  None - No title issues identified within the servicing comments.
• Property Condition:  No property issues identified within the provided Servicing Comments.
• Other:  Loan maybe performing under a Modification.  Servicing Comments not sufficiently detailed to determine. See Comment 8/XX/2022 Executed Mod Cover Letter.
• Willingness to Pay:  Through the review of the Servicing Comments - The Borrower is participatory, available and appears working to resolve issues.
• Ability to Pay: While the Servicing Comments do not get into or otherwise present income, debts, or other financial data for the borrowers.  It appears that the Servicer has concluded by their continued efforts to find resolution and obtain payments that they are considered viable homeowners.
• COVID 19: 8/XX/2022 loan identified as COVID 19 Impact. Covid Forbearance 11/XX/2021 with multiple extensions granted.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Z2N5TYHNDTQ	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	2/3/2022	Not Applicable	Good	Average	Meets Expectations	Unavailable	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last noted customer contact was on 1/XX/2023 when the Borrower called to make a payment. During four previous contacts from 11/XX/2022 through 12/XX/2022, the Borrower requested website assistance and password resets.
• Default: The loan is performing, and next due for 2/XX/2023. The last payment was made on 1/XX/2023. The data tape comments indicate loan has delinquency history but there is no evidence in the commentary beginning 2/XX/2022. The loan Note date is 4/XX/2021.
• Litigation: There are no litigation matters identified in the comments.
• Title Issues: There are no title issues identified in the comments.
• Property Condition: The comments do not provide an occupancy status; the data tape indicates the subject is an investment property. The condition status is unknown but there is no evidence in the comments of any property damage.   Property taxes were last paid on 8/XX/2022 iao $549.51 and an insurance premium iao $1418.63 was paid on 1/XX/2023. The data tape reports a BPO value iao $134,015 on 12/XX/2022.
• Other: Comments on 1/XX/2023 indicate Note possession confirmed with DOP on 4/XX/2021. All comments through 10/XX/2022 are noted as Prior Servicer and consist of short account activity memos. A transfer of servicing Goodbye Letter was sent out on 10/XX/2022 and a Hello letter sent on 11/XX/2022.
• Willingness to Pay: The loan appears have been performing for the last 10 months.
• Ability to Pay: The comments note an active-duty Military Service Borrower, but no financial information is provided.
• COVID-19: There are no references to COVID19 in the comments.
• Key Words: Key words searched and addressed above where applicable.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WTR3N3QYY0K	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	1/1/2021	Unavailable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Borrower Current Due 2/XX/2023. Last Contact - 1/XX/2023, Borrower requested payoff quote utilizing the Online Account portal.
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  None - No title issues identified within the servicing comments.
• Property Condition:  No property issues identified within the provided Servicing Comments.
• Other:  No notable or reportable events identified within the Servicing Comments.
• Willingness to Pay:  Through the review of the Servicing Comments - The Borrower is participatory, available and appears working to resolve issues.
• Ability to Pay: While the Servicing Comments do not get into or otherwise present income, debts, or other financial data for the borrowers.  It appears that the Servicer has concluded by their continued efforts to find resolution and obtain payments that they are considered viable homeowners.
• COVID 19: Nothing noted within the Servicing Comments.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
JJBKS1SP2IK	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	1/1/2021	Not Applicable	Average	Average	Meets Expectations	Tenant	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Borrower Current Due 1/XX/2023. Last Contact - 12/XX/2022, Inbound call having issues signing into Online Account.
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  None - No title issues identified within the servicing comments.
• Property Condition:  No property issues identified within the provided Servicing Comments.
• Other:  No notable or reportable events identified within the Servicing Comments.
• Willingness to Pay:  Through the review of the Servicing Comments - The Borrower is participatory, available and appears working to resolve issues.
• Ability to Pay: While the Servicing Comments do not get into or otherwise present income, debts, or other financial data for the borrowers.  It appears that the Servicer has concluded by their continued efforts to find resolution and obtain payments that they are considered viable homeowners.
• COVID 19: Nothing noted within the Servicing Comments.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Tenant																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5SEGJLAM1IO	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	1/1/2021	Out of Scope	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Borrower Current Due 2/XX/2023. Last contact point, 1/XX/2023 - Borrower inbound call to make payment iao $2407.44
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  None - No title issues identified within the servicing comments.
• Property Condition:  No property issues identified within the provided Servicing Comments.
• Other:  No notable or reportable events identified within the Servicing Comments.
• Willingness to Pay:  Through the review of the Servicing Comments - The Borrower is participatory, available and appears working to resolve issues.
• Ability to Pay: While the Servicing Comments do not get into or otherwise present income, debts, or other financial data for the borrowers.  It appears that the Servicer has concluded by their continued efforts to find resolution and obtain payments that they are considered viable homeowners.
• COVID 19: Nothing noted within the Servicing Comments.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TRVQR215HJJ	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/8/2023	1/1/2021	Unavailable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Borrower Current Due 1/XX/2023. Last contact point, 1/XX/2023 - Borrower processed online ACH Payment Request.
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  None - No title issues identified within the servicing comments.
• Property Condition:  No property issues identified within the provided Servicing Comments.
• Other:  No notable or reportable events identified within the Servicing Comments.
• Willingness to Pay:  Through the review of the Servicing Comments - The Borrower is participatory, available and appears working to resolve issues.
• Ability to Pay: While the Servicing Comments do not get into or otherwise present income, debts, or other financial data for the borrowers.  It appears that the Servicer has concluded by their continued efforts to find resolution and obtain payments that they are considered viable homeowners.
• COVID 19: Nothing noted within the Servicing Comments.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1XJE2H3OVMZ	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2)	2/28/2023	3/1/2021	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The servicing comments provided show there has been no contact with the borrower.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
• COVID 19:  There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WCE3A0ALIVF	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/28/2023	3/1/2021	Unemployment / Decreased Income	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Temporary)	Yes	Not Applicable	Performing	• Borrower Contact: The last contact with the borrower was on 2/XX/2023 when borrower called in with complaing regarding balance of loan being incorrect and PMI should have been removed.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
• COVID 19:  There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ACXIPLCV5JT	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	3: Curable	* Evidence of Vacant or Abandoned Property (Lvl 3) "Comment of 11/9/2022 - “Vacant Unsecured Condition on 11/8/2022”. Although later comments with Borrower continue to support Borrower wants to keep property and is Owner Occupied."	2/15/2023	1/1/2021	Unemployment / Decreased Income	Average	Fair	Meets Expectations	Vacant	No	Not Applicable	Forbearance Plan	No	Forbearance	Collections, >= 120 Days	• Borrower Contact: Yes - Borrower impacted by COVID, Closed their business as a result of declining sales. Borrower under several forbearance agreements. Modification effort denied on 9/XX/2022 due to insufficient funds to support formal repayment plan.
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  comment of 11/XX/2022 - “Vacant Unsecured Condition on 11/XX/2022”.  Although later comments with Borrower continue to support Borrower wants to keep property and is Owner Occupied.
• Other:  Loan appears to be in process of transferred 2/XX/2023 - Goodbye Letter sent
• Willingness to Pay:  Based on the loan being past due greater than 1 year, and limited collection comments, willingness is of concern.
• Ability to Pay: The commentary does not provide current financials for the Borrower, as such the borrower(s) ability to pay is undeterminable.
• COVID 19:  3/XX/2022 - Borrower informs business slowed down as result of COVID.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Vacant	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HMYW2CC5OI4	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/8/2023	6/16/2022	Chronic Delinquent / Credit Abuser	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Last contact 2/XX/23: servicing notes reflect contact with Borrower; Borrower payment collected.
• Default:  Current Performing account. First payment due 11/XX/21.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect property inspections and no damage of property reporting in service notes. 11/XX/22 Property inspection returned; no details provided.
• Willingness to pay; Fair:  Borrower paid as chronic delinquent with prior NSF payments.
• Ability to pay; Fair: service notes reflect no income information provided and detail of debt ratio not reflected in service notes.
• Covid-19: Review of servicing notes reflect no relief provided by servicer.
• Key Word Search: Key Word Search revealed no additional issues.
• The servicing comments in the file provide dates from 6/XX/22 to present; however, it should be noted that the Prior Servicer comments to this date were not provided.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QGWSYJ0OAUF	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	2: Acceptable with Warnings	* Servicer Rating is Below Expectations (Lvl 2)	2/13/2023	1/1/2022	Unavailable	Fair	Fair	Below Expectations	Owner (or Former): Primary Home	No	Not Applicable	Unavailable	Unavailable	Foreclosure	Collections, >= 120 Days	• Borrower Contact: limited evidence of verbal Borrower contact. Most recent 2/XX/2010 Borrower confirmed they want to keep property.
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  None referenced in the commentary.
• Other:  Account seriously delinquent, next due for 4/XX/2022.  No evidence of loan status and no comment regarding Loss Mitigation, Bankruptcy or Foreclosure activities.
• Willingness to Pay:  Due to limited comments or apparent Borrower interaction over the review period, Borrower willingness is questionable although Borrower wants to keep home.
• Ability to Pay: The commentary does not provide current financials for the Borrower, as such the borrower(s) ability to pay is undeterminable.
• COVID 19:  None referenced in the commentary.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
GCEEYGOKYMO	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/28/2023	3/1/2021	Unemployment / Decreased Income	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Temporary)	No	Modification	Payment Plan	• Borrower Contact: The last contact with the borrower was on 1/XX/2023 when borrower called in as forbearance ends today.
• Default:  Borrower is currently on deferment plan, per PH payments applied in Jan & Feb 2023 next due for 3/XX/2023.
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
• COVID 19:  There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
P024VW0XNAD	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2)	2/28/2023	3/1/2021	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The servicing comments provided do not show any contact with the borrower.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
• COVID 19:  There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PXHUA1P5I2M	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	2: Acceptable with Warnings	* Servicer Rating is Below Expectations (Lvl 2)	2/28/2023	3/1/2022	Unavailable	Average	Average	Below Expectations	Vacant	No	Not Applicable	Modification (Permanent)	Yes	Not Applicable	Performing	• Borrower Contact: The last contact with the borrower was on 2/XX/2023 when borrower was called regarding payment for modification.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments provided showed property as vacant. The data tape indicates the property is owner occupied.
• Other:  Borrower had difficulty getting clear communication regarding transfer of loan and balance of loan. Borrower also had locks placed on property and fence damaged due to servicer placing locks on property as they thought it was vacant. The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
																							• COVID 19: There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Vacant																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2OVJVO3AGFV	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/28/2023	3/1/2021	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last contact with the borrower was on 1/XX/2023 when borrower called in to make payment and help set up online portal.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
																							• COVID 19: There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
R3R5J11RESC	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/28/2023	3/1/2021	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last contact with the borrower was on 4/XX/2022 when borrower called in to update mailing address.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
																							• COVID 19: There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CZNKMOS51RL	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/28/2023	3/1/2022	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Second Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last contact with the borrower was on 11/XX/2022 when borrower called in regarding loans and the status around them.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status; however, borrower did advise daughter was living in property. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
																							• COVID 19: There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Second Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IV411EPDZKT	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/8/2023	4/8/2022	Chronic Delinquent / Credit Abuser	Fair	Fair	Meets Expectations	Tenant to Owner/Former Owner	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Last contact 1/XX/23: servicing notes reflect contact with Borrower; Borrower contact requesting extension, no other details in notes.
• Default:  Current Performing account. First payment due 5/XX/21.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect property inspections and no damage of property reporting in service notes. 12/XX/22 Property inspection returned; no details provided.
• Willingness to pay; Fair:  Borrower paid as chronic delinquent.
• Ability to pay; Fair: service notes reflect no income information provided and detail of debt ratio not reflected in service notes.
• Covid-19: Review of servicing notes reflect no relief provided by servicer.
• Key Word Search: Key Word Search revealed no additional issues.
• The servicing comments in the file provide dates from 4/XX/22 to present; however, it should be noted that the Prior Servicer comments to this date were not provided.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Tenant to Owner/Former Owner																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2CTA4AJIZV5	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	1/26/2023	5/24/2022	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Last contact 12/XX/22: servicing notes reflect contact with Borrower; notes reflect Borrower called in to make payment.
• Default: Performing loan. First payment due 7/XX/22.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect no property inspection and no damage of property reporting in service notes.
• Willingness to pay; Good:  Borrower paid as agreed.
• Ability to pay; Good: service notes reflect no income information provided and detail of debt ratio not reflected in service notes.
• Covid-19: Review of servicing notes reflect no relief provided by servicer.
• Key Word Search: Key Word Search revealed no additional issues.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1SEZTEVAQ5H	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/28/2023	3/1/2021	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last contact with the borrower was on 4/XX/2022 when borrower called in to make payment and receive help setting up portal.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  Tape provided states property is second home  however, nothing provided in notes regarding this. The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
																							• COVID 19: There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MUF4OPTPHB4	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	12/20/2021	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Last contact 1/XX/23: servicing notes reflect contact with Borrower; Borrower called in to verify that taxes had been paid; payment collected.
• Default: Performing Account. Data information reflects 2/XX/22 first payment date.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect property no inspections and no damage of property reporting in service notes.
• Willingness to pay; Good:  Borrower paid as agreed.
• Ability to pay; Good: service notes reflect no income information provided and detail of debt ratio not reflected in service notes.
• Covid-19: Review of servicing notes reflect no relief provided by servicer.
• Key Word Search: Key Word Search revealed no additional issues.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EG3WUKBKHKN	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/10/2023	11/1/2021	Chronic Delinquent / Credit Abuser	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Forbearance Plan	No	Payment Arrangement	Collections, < 60 Days	• Borrower Contact: Last contact 1/XX/23: servicing notes reflect contact with Borrower; Borrower called in, account revied and promise of payment prior to month end.
• Default:  30-Day collection account. Monthly collection calls required. 8/XX/22 notes reflect “Completed Loss Mit” no details provided. First payment due 7/XX/22 in data does not match servicing notes.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect property inspections and no damage of property reporting in service notes. 2/XX/23 notes reflect property inspection returned; no details provided.
• Willingness to pay; Poor:  Borrower is chronic delinquent since first payment.
• Ability to pay; Poor: service notes reflect no income information provided and detail of debt ratio not reflected in service notes.
• Covid-19: Review of servicing notes reflect possible relief provided by servicer in 9/2022. 5/XX/22 notes reflect Post Covid forbearance.
• Key Word Search: Key Word Search revealed no additional issues.
• The servicing comments in the file provide dates from 11/XX/21 to present; however, it should be noted that the Prior Servicer comments to this date were not provided.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
GKKNH05WFXR	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/11/2023	1/1/2021	Unavailable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Borrower Current Due 2/XX/2023. Last contact 12/XX/2022 - Borrower called in to find out why here online account access is still in a “Pending” status. Loan boarded around 11/XX/2022.
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  None - No title issues identified within the servicing comments.
• Property Condition:  No Property issue identified within the servicing comments.
• Other:  None
• Willingness to Pay:  Through the review of the Servicing Comments - The Borrower is participatory, available and appears working to resolve issues.
• Ability to Pay: While the Servicing Comments do not get into or otherwise present income, debts or other financial data for the borrowers.  It appears that the Servicer has concluded by their continued efforts to find resolution and obtain payments that they are considered viable homeowners.
• COVID 19: No comments found within the provided comments regarding COVID having an impact on the Borrower.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
W2UOBIEWWKF	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	1/1/2021	Unavailable	Average	Average	Meets Expectations	Tenant	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Borrower Current Due 2/XX/2023. Last contact 1/XX/2023 - Borrower Online ACH Payment, iao $2,286.18
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  None - No title issues identified within the servicing comments.
• Property Condition:  No Property issue identified within the servicing comments.
• Other:  None
• Willingness to Pay:  Through the review of the Servicing Comments - The Borrower is participatory, available and appears working to resolve issues.
• Ability to Pay: While the Servicing Comments do not get into or otherwise present income, debts or other financial data for the borrowers.  It appears that the Servicer has concluded by their continued efforts to find resolution and obtain payments that they are considered viable homeowners.
• COVID 19: No comments found within the provided comments regarding COVID having an impact on the Borrower.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Tenant																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4I5BDL5WYV3	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	* No Borrower Contact Evident (Lvl 1) "Borrower is current and has been performing. As such, contact is not required or appropriate."	2/6/2023	1/1/2021	Unavailable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Borrower Current Due 1/XX/2023. Loan appears current as such no contact with Borrower needed.
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  None - No title issues identified within the servicing comments.
• Property Condition:  No Property issue identified within the servicing comments.
• Other:  None
• Willingness to Pay:  as evident by the absence of needed contact with the Borrower; willingness is good.
• Ability to Pay: While the Servicing Comments do not get into or otherwise present income, debts or other financial data for the borrowers.  It appears that the Servicer has concluded by their continued efforts to find resolution and obtain payments that they are considered viable homeowners.
• COVID 19: No comments found within the provided comments regarding COVID having an impact on the Borrower.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HS3QYCYY4TP	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/11/2023	1/1/2021	Unavailable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Unavailable	Unavailable	Modification	Performing	• Borrower Contact: Next payment due 1/XX/2023. Last contact 1/XX/2023
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  None referenced in the commentary.
• Other:  None.
• Willingness to Pay:  Based on the loan being past due greater than 1 year, and limited collection comments, willingness is of concern.
• Ability to Pay: The commentary does not provide current financials for the Borrower, as such the borrower(s) ability to pay is undeterminable.
• COVID 19:  No Reference to COVID within the provided comments.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
G0JFETVEPJZ	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/10/2023	5/9/2022	Dispute with Lender	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Performing	• Borrower Contact: Last contact 1/XX/23: servicing notes reflect contact with Borrower; Borrower called in requesting new escrow analysis for $21,063.46 escrow balance shortage.
• Default:  Current Performing account. 1/XX/23 notes reflect foreclosure removed awaiting funds to “Post Loan” and is now current with next payment due 1/XX/23, servicing notes do not reflect if Jan 2023 payment was received. 1/XX/23 notes reflect reinstatement funds IAO $44,683.95 posted to Borrower account.  Data information reflects due for 5/XX/22 payment. First payment due 6/XX/21. 11/XX/22 notes reflect RFD as Borrower paying wrong Servicer.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect property inspections and no damage of property reporting in service notes. 1/XX/23 notes reflect property inspection returned; no details provided.
• Willingness to pay; Poor:  Borrower paid as chronic delinquent.
• Ability to pay; Poor: service notes reflect no income information provided and detail of debt ratio not reflected in service notes.
• Covid-19: Review of servicing notes reflect no relief provided by servicer.
• Key Word Search: Key Word Search revealed no additional issues.
• The servicing comments in the file provide dates from 5/XX/22 to present; however, it should be noted that the Prior Servicer comments to this date were not provided.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XZIPEDFMXT2	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2)	2/28/2023	3/1/2022	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: From the comments provided there has been no contact with the borrower.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower was sent collection notice and door knock was ordered as borrower had not made payment. Borrower did pay in January.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
																							• COVID 19: There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0Y23KBGEJL2	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/10/2023	1/1/2021	Unavailable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Performing	• Borrower Contact: Yes - 2/XX/2023 - Borrower processed online Payment Request.
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  None
• Other:  None
• Willingness to Pay:  No indication within comments provided that Borrower is not engaged in the loan process.
• Ability to Pay: The commentary does not provide current financials for the Borrower, as such the borrower(s) ability to pay is undeterminable.
• COVID 19: None
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ZEHMYDYBUNK	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	1/1/2021	Unavailable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Forbearance Plan	Yes	Not Applicable	Performing	• Borrower Contact: Yes - 2/XX/2023 - Borrower call IVR Payment Request.
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  None
• Other:  None
• Willingness to Pay:  No indication within comments provided that Borrower is not engaged in the loan process.
• Ability to Pay: The commentary does not provide current financials for the Borrower, as such the borrower(s) ability to pay is undeterminable.
• COVID 19: Yes - Was under COVID Forbearance plan which expired prior to loan transfer to SMS. Comment 11/XX/2022
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QEPT4MZPVFR	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	1/1/2021	Not Applicable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Contact on 9/XX/2022 - Regarding Authorize web payment. Borrower thought payment would be made by ACH. However, she enrolled after the cut off date for February payments. As loan performing no other verbal contacts identified.
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  None referenced in the commentary.
• Other:  24 Month Review scheduled.  However, Prior Servicer comments start at 10/XX/2021 not 1/XX/2021.  Loan transferred to new servicer on 1/XX/2023 as evidenced by Welcome Video being sent.
• Willingness to Pay:  Borrower is responsive and making payments.  Loan currently in the Renovation Project.  Was in forbearance.  Loan appears to have a ongoing timely payment issue.
• Ability to Pay: The commentary does not provide current financials for the Borrower, as such the borrower(s) ability to pay is undeterminable.
• COVID 19:  None referenced in the commentary.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XFXBQHGQHDB	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	1/1/2021	Not Applicable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Performing	• Borrower Contact: Contact on 11/XX/2021 - Regarding payment of hazard insurance. No other apparent verbal contact with borrower. Loan is current, therefore, contact may not be warranted.
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  None referenced in the commentary.
• Other:  24 Month Review scheduled.  However, Prior Servicer comments start at 8/XX/2021 not 1/XX/2021.  Loan transferred to new servicer on 12/XX/2022 as evidenced by Hello Letter being sent.
• Willingness to Pay:  Borrower is responsive and making payments.  Loan currently in the Renovation Project.  Was in forbearance.  Loan appears to have a ongoing timely payment issue.
• Ability to Pay: The commentary does not provide current financials for the Borrower, as such the borrower(s) ability to pay is undeterminable.
• COVID 19:  None referenced in the commentary.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ZAHZUDHPPRT	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/28/2023	3/1/2022	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last contact with the borrower was on 1/XX/2023 when borrower called in unable to log in to portal to make payment.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
																							• COVID 19: There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
J1G3ROOIIDW	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	1/1/2021	Not Applicable	Average	Average	Meets Expectations	Rented out by Investor (Post-FC)	No	Not Applicable	Forbearance Plan	Yes	Not Applicable	Performing	• Borrower Contact: Contact on 11/XX/2022 changing mailing address. Suggests no longer primary address. 12/XX/2022 Post Forbearance Delinquent letter sent. 12/XX/2022 - Advised Borrower loan is considered a “Renovation Loan and provided a direct line to Reno Project. 12/XX/2022 - Borrower called to initiate payment. Promise to pay kept 12/XX/2022.
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  None referenced in the commentary.
• Other:  Borrower changed address, but no comments seen addressing who is occupying the property currently.
• Willingness to Pay:  Borrower is responsive and making payments.  Loan currently in the Renovation Project.  Was in forbearance.  Loan appears to have a ongoing timely payment issue.
• Ability to Pay: The commentary does not provide current financials for the Borrower, as such the borrower(s) ability to pay is undeterminable.
• COVID 19:  None referenced in the commentary.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Rented out by Investor (Post-FC)																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MJCWT5AC4ID	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/28/2023	3/1/2022	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last contact with the borrower was on 11/XX/2022 when borrower called in informing change of insurance.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
																							• COVID 19: There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2ADCPWUEOOB	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/10/2023	11/1/2021	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Last contact 2/XX/23: servicing notes reflect contact with Borrower; payment collected.
• Default:  Current Performing account. 1/XX/23 notes reflect “Note Possession Confirmed” Data information reflects missing subject mortgage note.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect no property inspection and no damage of property reporting in service notes.
• Willingness to pay; Good:  Borrower paid as agreed.
• Ability to pay; Good: service notes reflect no income information provided and detail of debt ratio not reflected in service notes.
• Covid-19: Review of servicing notes reflect no relief provided by servicer.
• Key Word Search: Key Word Search revealed no additional issues.
• The servicing comments in the file provide dates from 11/XX/21 to present; however, it should be noted that the Prior Servicer comments to this date were not provided.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XW1QDTEWV1F	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/10/2023	10/18/2021	Not Applicable	Average	Fair	Meets Expectations	Unavailable	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	NSF 12/XX/21
• Borrower Contact: The last noted customer contact was on 12/XX/2022 when the Borrower requested assistance with the online portal and made a phone payment.
• Default: The loan is performing, and next due for 3/XX/2023. The last payment was made on 2/XX/2023.
• Litigation: There are no litigation matters identified in the comments.
• Title Issues: There are no title issues identified in the comments.
• Property Condition: The comments do not provide an occupancy status; the data tape indicates the subject is a primary residence. The comments do not provide a current property condition status or note any damage incurred. Property taxes were last paid on 11/XX/2022 iao $12,182 and a hazard insurance premium paid on 8/XX/2022 iao $3,625. The data tape reports a BPO value iao $XX on 12/XX/2022.
• Other: Prior Servicer comments provided through 10/XX/2022 consist of Billing statements generated and general servicing notices sent.  A transfer of servicing Goodbye Letter was sent out on 10/XX/2022 and a Hello Letter sent on 11/XX/2022.
• Willingness to Pay: Timely payments for the last 14 months support the willingness to pay, although a NSF is noted on 12/XX/2021.
• Ability to Pay: The comments do not provide the Borrower’s financials or employment status.
• COVID-19: The comments do not mention COVID19.
• Key Words: Key words searched and addressed above where applicable.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SVOB4N2BZ1P	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/8/2023	6/5/2021	Not Applicable	Average	Average	Meets Expectations	Unavailable	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last noted customer contact was on 1/XX/2022 when the Borrower called to make a payment.
• Default: The loan is performing, and next due for 2/XX/2023. The last payment was made on 1/XX/2023.
• Litigation: There are no litigation matters identified in the comments.
• Title Issues: There are no title issues identified in the comments.
• Property Condition: The comments do not provide an occupancy status; the data tape indicates the subject is a primary residence. The condition status is unknown but there is no evidence in the comments of any property damage. Property taxes were last paid on 12/XX/2022 iao $4,583.44. The data tape reports a BPO value iao $XX on 12/XX/2022.
• Other: MI premium was last paid on 2/XX/2023. Prior Servicer comments provided through 10/XX/2022 consist of Billing statements generated and general servicing notices sent. A transfer of servicing Goodbye Letter was sent out on 10/XX/2022 and a Hello Letter sent on 11/XX/2022.
• Willingness to Pay: There has been little communication with the Borrower, but timely payments for the last 14 months support the willingness to pay.
• Ability to Pay: The comments do not provide the Borrower’s financials or employment status.
• COVID-19: The comments do not mention COVID19.
• Key Words: Key words searched and addressed above where applicable.

																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Y3RFKELOWIQ	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	3/23/2021	Not Applicable	Good	Good	Meets Expectations	Unavailable	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last noted customer contact was on 6/XX/2022 when the Borrower called to make a payment.
• Default: The loan is performing, and next due for 3/XX/2023. The last payment was made on 2/XX/2023.
• Litigation: There are no litigation matters identified in the comments.
• Title Issues: There are no title issues identified in the comments.
• Property Condition: The occupancy status is unknown; the data tape indicates the subject is an investment property. The comments note a FEMA moratorium for severe winter storms from 2/XX/2021 through 5/XX/2021 but there is no evidence of property damage.  Property taxes were last paid on 12/XX/2022 iao $5,837.61 and a Haz Insurance premium was disbursed on 2/XX/2023. The data tape reports a BPO value iao $XX on 12/XX/2022.
• Other:  An escrow analysis was completed 1/XX/2023 and will increase the monthly payment by $200 beginning 3/XX/2023.
• Willingness to Pay: There has been little communication with the Borrower, but timely payments for the last 24 months support the willingness to pay.
• Ability to Pay: The comments do not provide the Borrower’s financials or employment status.
• COVID-19: The comments do not mention COVID19.
• Key Words: Key words searched and addressed above where applicable.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
A5GIWL45HXV	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	11/30/2021	Not Applicable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last noted customer contact was a Borrower payment request on 2/XX/2023.
• Default: The loan is performing, and next due for 3/XX/2023. The last payment was made on 2/XX/2023. The data tape reports a Note 1st payment date of 12/XX/2021.
• Litigation: There are not litigation matters identified in the comments.
• Title Issues: There are no title issues identified in the comments.
• Property Condition: The comments do not provide an occupancy status; the data tape indicates the subject is a primary residence. The condition status is unknown but there is no evidence in the comments of any property damage. The data tape reports a BPO value iao $XX on 12/XX/2022.
• Other:  A transfer of servicing Goodbye Letter was mailed 10/XX/2022, and Hello Letter sent on 11/XX/2022.
• Willingness to Pay:  The comments suggest a 12-month history of timely payments.
• Ability to Pay: No financial information is noted in the commentary but there is no evidence of collection activity in the last 12 months.
• COVID-19: There are no COVID-19 references in the servicing comments.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
VM3RPQA2MU1	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/13/2023	11/18/2021	Not Applicable	Good	Good	Meets Expectations	Unavailable	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last noted customer contact was on 1/XX/2023 when the Borrower called to confirm payment receipt and next due date.
• Default: The loan is performing.
• Litigation: There are no litigation matters identified in the comments.
• Title Issues: There are no title issues identified in the comments.
• Property Condition: The comments do not provide an occupancy status; the data tape indicates the subject is an investment property. The condition status is unknown but there is no evidence in the comments of any property damage. A hazard insurance payment was mailed on 2/XX/2023.
• Other:  A transfer of servicing Goodbye Letter was mailed 12/XX/2022, and Hello Letter sent on 1/XX/2023.
• Willingness to Pay:  The comments suggest a 12-month history of timely payments.
• Ability to Pay: No financial information is noted in the commentary but there is no evidence of collection activity in the last 12 months.
• COVID-19: There are no pandemic references in the servicing comments.

																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4CIY4H1M4V3	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2)	12/31/2022	4/1/2020	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Not Applicable	Performing	• Borrower Contact: There are no noted contacts with the Borrower during our review period, first contact shown is after review period on 1/XX/2023.
• Default: Loan was in forbearance in 2020, exact dates not specified. Loan was modified Feb/2021. Borrower has remained current since modification.
• Litigation: There are no litigation matters identified in the commentary.
• Title Issues: There are no title issues identified in the commentary.
• Property Condition: The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied. There is no evidence in the comments that the property incurred any damage in the last 24 months. Property taxes and insurance show paid as of Dec/2022 and August/2022.
• Other: No other discrepancies identified.
• Willingness to Pay: The comments and data tape indicate the loan is current. Prior modification, borrower is making regular payments since modification.
• Ability to Pay: The commentary does not provide current financials for the Borrower. Borrower making regular payment since modification.
• COVID19: Borrower was in forbearance in 2020, modified Feb/2021.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0D5X5WDEEJV	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/28/2023	3/1/2022	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last contact with the borrower was on 6/XX/2022 when borrower called in requested hazard insurance payment.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
																							• COVID 19: There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QHZE2U51T3W	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/28/2023	3/1/2022	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last contact with the borrower was on 5/XX/2022 when borrower called in requesting help logging into portal.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
																							• COVID 19: There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XUGXSSXULFQ	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2)	2/28/2023	3/1/2022	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last contact with the borrower was on 2/XX/2023 when lender attempted to reach borrower.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
																							• COVID 19: There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XU2FNVQ20QX	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/28/2023	3/1/2022	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last contact with the borrower was on 11/XX/2022 when borrower called in regarding claim on the property.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
																							• COVID 19: There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UN3ROSBI3NF	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2)	2/13/2023	1/1/2021	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Second Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Last contact unknown: servicing notes reflect no contact with Borrower.
• Default: Performing account.  Data reflects First payment due 2/XX/21.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect no property inspection and no damage of property reporting in service notes.
• Willingness to pay; Good:  Borrower paid as agreed.
• Ability to pay; Good: service notes reflect no income information provided and detail of debt ratio not reflected in service notes.
• Covid-19: Review of servicing notes reflect no relief provided by servicer.
• Key Word Search: Key Word Search revealed no additional issues.

																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Second Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
C5C15ANMEWE	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2)	2/28/2023	3/1/2021	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The servicing comments provided show there has been no contact with the borrower.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
• COVID 19:  There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EHX5EICMLET	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	1/1/2022	Not Applicable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Multiple contact efforts as account appears to have suffered from multiple returned ACH per comment of 12/XX/2022. ACH Item Returned as recently as 1/XX/2023. However, loan is current.
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  None referenced in the commentary.
• Other:  Multiple contact efforts as account appears to have suffered from multiple returned ACH per comment of 12/XX/2022.  ACH Item Returned as recently as 1/XX/2023.  However, loan is current.
• Willingness to Pay:  Borrower appears engaged and communicative.
• Ability to Pay: The commentary does not provide current financials for the Borrower, as such the borrower(s) ability to pay is undeterminable.
• COVID 19:  None referenced in the commentary.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LEWCIO5PUXD	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	1/1/2021	Unavailable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Forbearance Plan	Yes	Not Applicable	Performing	• Borrower Contact: Contact on 1/XX/2023 - Inbound call from Borrower as result of receiving package, wanting to know if she owed anything. Payment made and promise kept notated on 1/XX/2023, bring loan due for 2/XX/2023.
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  None referenced in the commentary.
• Other:  24 Month Review scheduled.  However, Prior Servicer comments start at 11/XX/2021 not 1/XX/2021.  Loan transferred to new servicer on 11/XX/2022 as evidenced by Hello Letter being sent.  Borrower in active Loss Mitigation.  11/XX/21 Active Forbearance, Modification Denied
• Willingness to Pay:  Borrower is responsive and making payments.  Loan currently in the Renovation Project.  Was in forbearance.  Loan appears to have a ongoing timely payment issue.
• Ability to Pay: The commentary does not provide current financials for the Borrower, as such the borrower(s) ability to pay is undeterminable.
• COVID 19:  11/XX/2021 Comment indicates COVID impacted loan with comment WDOYCOVID 19 Extended 4/XX/2021.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UW4YZOS0VAV	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/13/2023	1/1/2021	Not Applicable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: limited as loan appears to be performing, next due 12/XX/2002. However, borrower contact 2/XX/2023 One Time Draft requested by Borrower.
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  None referenced in the commentary.
• Other:  None
• Willingness to Pay:  As the loan is current, appears the borrower has demonstrated a willingness to pay.
• Ability to Pay: The commentary does not provide current financials for the Borrower, as such the borrower(s) ability to pay is undeterminable.
• COVID 19:  None referenced in the commentary.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
044H34GHSIA	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/8/2023	1/1/2022	Not Applicable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Performing	• Borrower Contact: limited as loan appears to be performing. However, borrower contact 12/XX/2022 by Outbound Welcome Video being sent
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  None referenced in the commentary.
• Other:  None
• Willingness to Pay:  As the loan is current, appears the borrower has demonstrated a willingness to pay.
• Ability to Pay: The commentary does not provide current financials for the Borrower, as such the borrower(s) ability to pay is undeterminable.
• COVID 19:  None referenced in the commentary.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PHSSA15LK0H	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	1/1/2022	Not Applicable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Performing	• Borrower Contact: limited as loan appears to be performing. However, borrower contact 1/XX/2023 IVR - ACH Payment Request by Borrower.
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  None referenced in the commentary.
• Other:  None
• Willingness to Pay:  As the loan is current, appears the borrower has demonstrated a willingness to pay.
• Ability to Pay: The commentary does not provide current financials for the Borrower, as such the borrower(s) ability to pay is undeterminable.
• COVID 19:  None referenced in the commentary.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SYLH0IEXNIK	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	12/9/2021	Not Applicable	Good	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last noted customer contact was on 11/XX/2022 the Borrower called about the recent statement reflecting two payments due; the Agent explained the statement was mailed before receipt of the 11/1 payment and confirmed loan was now due for 12/XX/ only.
• Default: The loan is performing, and next due for 2/XX/2023. The last payment was made on 1/XX/2023.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: The comments confirm the property is owner occupied. The property condition is unknown but there is no evidence in the comments of any property damage. Property taxes were last paid on 12/XX/2022 iao $2,997 and Hazard insurance on 10/XX/2022 iao $1,825. The data tape reports a BPO value of $XX on 12/XX/2022.
• Other: A servicing Goodbye Letter was sent on 10/XX/2022 and Hello Letter sent on 11/XX/2022.
• Willingness to Pay:  Payments appear to have been timely since loan inception.
• Ability to Pay: The comments do not provide the Borrower’s financials or employment status.
• COVID-19: There are no references to the pandemic in the comments reviewed.
•  Key Words: Key words searched and addressed above where applicable.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DBTZXSNT5VJ	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	* No Borrower Contact Evident (Lvl 1) "There are no documented borrower contacts in the servicing comments. The loan has been performing since the 1st payment on 6/1/2021."	2/6/2023	11/1/2021	Not Applicable	Good	Average	Meets Expectations	Unavailable	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: There are no documented borrower contacts in the servicing comments. The loan has been performing since the 1st payment on 6/XX/2021.
• Default: The loan is performing, and next due for 4/XX/2023. The last payment was made on 2/XX/2023.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: The comments do not provide an occupancy status; the data tape reports the subject is a second home. The property condition is unknown, but there is no evidence of property damage in the comments. Property taxes were last paid on 11/XX/2022 iao $4,643 and Hazard insurance on 6/XX/2022 iao $1,132. The data tape reports a BPO value of $XX on 12/XX/2022.
• Other: A servicing Goodbye Letter was sent on 10/XX/2022 and Hello Letter sent on 11/XX/2022.
• Willingness to Pay: The loan is regularly paid 1 month in advance. There are no late payments reported since loan inception.
• Ability to Pay: The comments do not provide the Borrowers financials or employment status, but the clean payment history supports the ability to pay.
• COVID-19: There are no references to the pandemic in the comments reviewed.
•  Key Words: Key words searched and addressed above where applicable.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Unavailable																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UUXJEXLSST5	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	3/9/2022	Not Applicable	Good	Good	Meets Expectations	Tenant to Owner/Former Owner	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Last contact 2/XX/23: servicing notes reflect contact with Borrower; payment collected.
• Default:  Current Performing account. First payment date 5/XX/21
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect no property inspection and no damage of property reporting in service notes.
• Willingness to pay; Good:  Borrower paid as agreed.
• Ability to pay; Good: service notes reflect no income information provided and detail of debt ratio not reflected in service notes.
• Covid-19: Review of servicing notes reflect no relief provided by servicer.
• Key Word Search: Key Word Search revealed no additional issues.
• The servicing comments in the file provide dates from 3/XX/22 to present, however, it should be noted that the Prior Servicer comments to this date were not provided.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Tenant to Owner/Former Owner																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YB1TW0JHQSO	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/8/2023	1/1/2022	Not Applicable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Performing	• Borrower Contact: Performing - One apparent contact to make Online Payment Request, 2/XX/2023. No others, as loan appears to be performing.
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  None referenced in the commentary.
• Other:  Should be noted, the loan reviews are found in both XX and XX comments.  Timelines for the two overlap.
• Willingness to Pay:  As the loan is current, appears the borrower has demonstrated a willingness to pay.
• Ability to Pay: The commentary does not provide current financials for the Borrower, as such the borrower(s) ability to pay is undeterminable.
• COVID 19:  No references to COVID were found within the review period comments.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
C1AP5MDDZ1W	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/15/2023	12/11/2021	Not Applicable	Average	Average	Meets Expectations	Unavailable	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last noted customer contact was on 1/XX/2023 when the Borrower called to confirm payment was received. The Agent said the check had not been received and advised to wait 2 weeks.
• Default: The loan is performing and next due for 3/XX/2023. The last payment was made on 2/XX/2023.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: The comments do not provide an occupancy status; the data tape reports the subject is owner occupied. The property condition is unknown, but there is no evidence of property damage in the comments.
Property taxes were last paid on 11/XX/2022 iao $2,247.86 and Hazard insurance on 10/XX/2022 iao $866. The data tape reports a BPO value of $XX on 2/XX/2023.
• Other: A servicing Goodbye Letter was sent on 12/XX/2022 and Hello Letter sent on 1/XX/2023.
• Willingness to Pay:  Payments appear to have been timely for last 14 months.
• Ability to Pay: The comments do not provide the Borrower’s financials or employment status.
• COVID-19: There are no references to the pandemic in the comments reviewed.
•  Key Words: Key words searched and addressed above where applicable.

																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Unavailable																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XUINDW1JM5I	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable				2/15/2023	1/1/2022	Not Applicable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Performing	• Borrower Contact: Performing - One apparent contact to make Online Payment Request, 2/XX/2023. No others, as loan appears to be performing.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IAIUGG0TTI2	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	9/6/2021	Not Applicable	Average	Average	Meets Expectations	Unavailable	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last noted customer contact was on 1/XX/2023 when the Borrower stated he could not access the website and made a payment by phone.
• Default: The loan is performing and next due for 3/XX/2023. The last payment was made on 1/XX/2023.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: The comments do not provide an occupancy status; the data tape reports the subject is owner occupied. The property condition is unknown, but there is no evidence of property damage in the comments.
• Other: PMI was cancelled 9/XX/2021 but no further details are noted. A servicing Goodbye Letter was sent on 12/XX/2022 and Hello Letter sent on 1/XX/2023.
• Willingness to Pay: Payments appear to have been timely, or no payment 30+ days late.
• Ability to Pay: The comments do not provide the Borrower’s financials or employment status.
• COVID-19: There are no references to the pandemic in the comments reviewed.
•  Key Words: Key words searched and addressed above where applicable.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Unavailable																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0WXHJWWTOWL	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/28/2023	3/1/2021	Unavailable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Forbearance Plan	Yes	Not Applicable	Performing	• Borrower Contact: The last contact with the borrower was on 2/XX/2023 when borrower called in regarding recast that they had requested.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
																							• COVID 19: Borrower was on COVID forbearance plan.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TLWGFK23COR	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/28/2023	3/1/2021	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last contact with the borrower was on 8/XX/2022 when borrower called in regarding insurance payment.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
• COVID 19:  There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RJU5MVU2ITB	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	1/26/2023	1/1/2021	Not Applicable	Average	Average	Meets Expectations	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Performing	• Borrower Contact: Next Payment Due 2/XX/2023, Last contact on 5/XX/2022
• Default:  None
• Litigation:  None
• Title Issues:  None
• Property Condition:  None
• Other:  None
• Willingness to Pay:  Good
• Ability to Pay:  Good
• COVID 19:  None
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
55OZPSXF2YF	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	1/1/2021	Not Applicable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Borrower Current Due 2/XX/2023. Last Contact - 1/XX/2022 - Borrower inbound IVR ACH Payment Request iao $457.02
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  None - No title issues identified within the servicing comments.
• Property Condition:  No property issues identified within the provided Servicing Comments.
• Other:  None
• Willingness to Pay:  Through the review of the Servicing Comments - The Borrower is participatory, available and appears working to resolve issues.
• Ability to Pay: While the Servicing Comments do not get into or otherwise present income, debts, or other financial data for the borrowers.  It appears that the Servicer has concluded by their continued efforts to find resolution and obtain payments that they are considered viable homeowners.
• COVID 19: None
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
C31P3LLXSAG	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	3/30/2022	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Last contact 11/XX/22: servicing notes reflect contact with Borrower; new contact number added.
• Default:  Current Performing account. First payment date 8/XX/21
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect no property inspection and no damage of property reporting in service notes.
• Willingness to pay; Good:  Borrower paid as agreed.
• Ability to pay; Good: service notes reflect no income information provided and detail of debt ratio not reflected in service notes.
• Covid-19: Review of servicing notes reflect no relief provided by servicer.
• Key Word Search: Key Word Search revealed no additional issues.
• The servicing comments in the file provide dates from 3/XX/22 to present, however, it should be noted that the Prior Servicer comments to this date were not provided.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EZC2V13GFDJ	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/10/2023	1/1/2021	Unavailable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Borrower Current Due 2/XX/2023. Last contact point, 1/XX/2023 Borrower called with a system question regarding their Online Account.
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  None - No title issues identified within the servicing comments.
• Property Condition:  No property issues identified within the provided Servicing Comments.
• Other:  No notable or reportable events identified within the Servicing Comments.
• Willingness to Pay:  Through the review of the Servicing Comments - The Borrower is participatory, available and appears working to resolve issues.
• Ability to Pay: While the Servicing Comments do not get into or otherwise present income, debts, or other financial data for the borrowers.  It appears that the Servicer has concluded by their continued efforts to find resolution and obtain payments that they are considered viable homeowners.
• COVID 19: No mention of COVID related events within the provided Servicing Comments.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RKXCADLR41R	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/28/2023	3/1/2021	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last contact with the borrower was on 2/XX/2023 when borrower called in requested loan number and mortgage clause for insurance.
• Default: Performing.
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
• COVID 19:  There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
L1HPKSRECZF	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/28/2023	3/1/2021	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last contact with the borrower was on 2/XX/2023 when borrower called in asking if payment had been received and requesting PMI be removed.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
• COVID 19:  There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ZVZAQUC0P1U	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	9/1/2022	Not Applicable	Good	Good	Meets Expectations	Tenant to Owner/Former Owner	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Last contact 1/XX/23: servicing notes reflect contact with Borrower; notes reflect Borrower online changed landline to new cellphone number provided.
• Default: Performing loan. First payment due 11/XX/22.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect no property inspection and no damage of property reporting in service notes.
• Willingness to pay; Good:  Borrower paid as agreed.
• Ability to pay; Good: service notes reflect no income information provided and detail of debt ratio not reflected in service notes.
• Covid-19: Review of servicing notes reflect no relief provided by servicer.
• Key Word Search: Key Word Search revealed no additional issues.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Tenant to Owner/Former Owner	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
B5R1E5YQ1WN	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	4/15/2022	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Last contact 12/XX/22: servicing notes reflect contact with Borrower; notes reflect Borrower online ACH agreement completed and new phone number provided.
• Default: Performing loan. First payment due 5/XX/22.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect no property inspection and no damage of property reporting in service notes.
• Willingness to pay; Good:  Borrower paid as agreed.
• Ability to pay; Good: service notes reflect no income information provided and detail of debt ratio not reflected in service notes.
• Covid-19: Review of servicing notes reflect no relief provided by servicer.
• Key Word Search: Key Word Search revealed no additional issues.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XOL1E1DJIQH	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/28/2023	3/1/2021	Unavailable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Temporary)	No	Modification	Collections, >= 120 Days	• Borrower Contact: The last contact with the borrower was on 1/XX/2023 when borrower called in to reinstate the loan.
• Default:  Collections >120
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
																							• COVID 19: There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
13S3PSP3I3N	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/28/2023	3/1/2021	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last contact with the borrower was on 1/XX/2023 when borrower used chat feature to ask regarding tax payments.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
																							• COVID 19: There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BSMIWSKZ1XU	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2)	2/28/2023	3/1/2021	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The servicing comments provided do not show any contact with the borrower.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
																							• COVID 19: There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HABGV4QI3KS	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	1/31/2022	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Payment Arrangement	Performing	• Borrower Contact: Last contact 2/XX/23: servicing notes reflect contact with Borrower; notes reflect Borrower called in to update ACH payment information.
• Default: Performing loan. First payment due 3/XX/22.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect no property inspection and no damage of property reporting in service notes.
• Willingness to pay; Good:  Borrower paid as agreed.
• Ability to pay; Good: service notes reflect no income information provided and detail of debt ratio not reflected in service notes.
• Covid-19: Review of servicing notes reflect no relief provided by servicer.
• Key Word Search: Key Word Search revealed no additional issues.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
J3TA2KRHUKU	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2)	2/28/2023	3/1/2021	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The servicing comments provided do not show any contact made to borrower.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
																							• COVID 19: There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4XFRFXXSC5C	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/28/2023	3/1/2022	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last contact with the borrower was on 2/XX/2023 when lender attempted to reach borrower.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
																							• COVID 19: There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Z5POFIQJVWR	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/28/2023	3/1/2021	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last contact with the borrower was on 2/XX/2023 when borrower called in requesting explanation regarding payments made.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
																							• COVID 19: There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
T5LX2WJQB0C	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/28/2023	3/1/2021	Unemployment / Decreased Income	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Not Applicable	Performing	• Borrower Contact: The last contact with the borrower was on 1/XX/2023 when borrower called in regarding payment made.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  Borrower had loan modification in 2022. The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower had financial issues and requested a forbearance due to COVID in 2021. Borrower has since been willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
																							• COVID 19: Borrower had financial problems in 2021 due to COVID.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WELVAFWLDHQ	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2)	2/28/2023	3/1/2021	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The servicing comments provided show there has been no contact with the borrower.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
																							• COVID 19: There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2LMTRYUIYBP	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	12/9/2021	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Last contact 2/XX/23: servicing notes reflect contact with Borrower; On-Line ACH payment collected.
• Default: Performing Account. Data information reflects 1/XX/22 first payment date.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect property no inspections and no damage of property reporting in service notes.
• Willingness to pay; Good:  Borrower paid as agreed.
• Ability to pay; Good: service notes reflect no income information provided and detail of debt ratio not reflected in service notes.
• Covid-19: Review of servicing notes reflect no relief provided by servicer.
• Key Word Search: Key Word Search revealed no additional issues.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5HOWCLTDIBV	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	* Evidence of Property Damage (Lvl 1) "Servicing notes reflect property no inspections and possible damage of property reporting in service notes. 2/XX/22 notes reflect Loss Draft check received IAO $20,865.25. 2/XX/22 notes reflect claim as non-monitored. No other details provided."	2/8/2023	12/31/2021	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Second Home	Yes	02/10/2022	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Last contact 1/XX/23: servicing notes reflect contact with Borrower; On-Line ACH payment collected.
• Default: Performing Account. Data information reflects 2/XX/22 first payment date.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect no property inspections. Possible damage of property reporting in service notes. 2/XX/22 notes reflect Loss Draft check received IAO $20,865.25. 2/XX/22 notes reflect claim as non-monitored. No other details provided.
• Willingness to pay; Good:  Borrower paid as agreed.
• Ability to pay; Good: service notes reflect no income information provided and detail of debt ratio not reflected in service notes.
• Covid-19: Review of servicing notes reflect no relief provided by servicer.
• Key Word Search: Key Word Search revealed no additional issues.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Second Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4RUJ1MXXX3N	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/28/2023	3/1/2022	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last contact with the borrower was on 1/XX/2023 when borrower called in to make payment.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
																							• COVID 19: There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32R5VGK0LMU	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	11/1/2021	Unemployment / Decreased Income	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Forbearance Plan	No	Payment Arrangement	Collections, 60-119 Days	• Borrower Contact: Last contact 2/XX/23: servicing notes reflect contact with Borrower; Borrower indicated waiting on reinstatement funding.
• Default:  180-day+ account. 2/XX/23 notes reflect Borrower called in stating they have been approved for “HAF” reinstatement and waiting for funds to be received. Data information reflects interest paid through 2/XX/22, servicing notes do not reflect if reinstatement funds received. Data information reflects 7/XX/21 first payment date. 10/XX/22 notes reflect foreclosure hold for loss mitigation. 10/XX/22 notes reflect referred to Attorney for foreclosure. RFD was Covid-19 loss of employment.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect property inspections and no damage of property reporting in service notes. 10/XX/22 notes reflect inspection returned; no details provided.
• Willingness to pay; Poor:  Borrower paid chronic delinquent.
• Ability to pay; Poor: service notes reflect no income information provided and detail of debt ratio not reflected in service notes.
• Covid-19: Review of servicing notes reflect relief provided by servicer. 1/XX/23 notes reflect no longer able to offer Covid-19 forbearance as of 9/XX/22.
• Key Word Search: Key Word Search revealed no additional issues.
• The servicing comments in the file provide dates from 11/XX/21 to present; however, it should be noted that the Prior Servicer comments to this date were not provided.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DWR3QDQDSNY	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	6/5/2022	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Payment Arrangement	Performing	• Borrower Contact: Last contact 12/XX/22: servicing notes reflect contact with Borrower; notes reflect Borrower gave permission for cell phone contact.
• Default: Performing loan. First payment due 7/XX/22.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect no property inspection and no damage of property reporting in service notes.
• Willingness to pay; Good:  Borrower paid as agreed.
• Ability to pay; Good: service notes reflect no income information provided and detail of debt ratio not reflected in service notes.
• Covid-19: Review of servicing notes reflect no relief provided by servicer.
• Key Word Search: Key Word Search revealed no additional issues.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3NXC2BZDLXV	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	* Evidence of Property Damage (Lvl 1) "Servicing notes reflect property inspections and damage of property reporting in service notes. 11/XX/22 notes reflect Loss Draft check IAO $22,713.69 sent to Borrower, Loss drat balance IAO $94,601.39; no other details. 1/5/22 notes reflect claim reported, non-monitored. 12/XX/21 notes reflect disaster breach hold, no details."	2/6/2023	11/1/2021	Not Applicable	Average	Good	Meets Expectations	Owner (or Former): Primary Home	Yes	01/05/2022	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Last contact 1/XX/23: servicing notes reflect contact with Borrower; Borrower payment collected.
• Default:  Performing account.  Data information reflects 10/XX/21 first payment date.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect property inspections and damage of property reporting in service notes. 11/XX/22 notes reflect Loss Draft check IAO $22,713.69 sent to Borrower, Loss drat balance IAO $94,601.39; no other details. 1/XX/22 notes reflect claim reported, non-monitored. 12/XX/21 notes reflect disaster breach hold, no details.
• Willingness to pay; Average:  Borrower paid as agreed with monthly collection calls.
• Ability to pay; Good: service notes reflect no income information provided and detail of debt ratio not reflected in service notes.
• Covid-19: Review of servicing notes reflect no relief provided by servicer.
• Key Word Search: Key Word Search revealed no additional issues.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2KL1RBAEZZ1	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	* Evidence of Property Damage (Lvl 1) "• Property Condition: 6/XX/2022 - Comment: “Received payment notification Farmers (Insurance) sent a check for $72,988.41”. Check processed on 7/XX/2022 and placed into Escrow. First Draw of $39,758.55 taken 7/XX/2022. 2nd Draw $16,632.57 on 9/XX/2022. 3rd Draw $11,286.16 on 10/XX/2022. Inspection done 11/XX/2022, 98% complete. 3rd and final draw $5,311.13 on 11/XX/2022. No additional comments after 11/XX/2022. Problem determined to be bathroom water damage. Resolved in full with inspections performed at various points in the repair by prior Servicer."	2/6/2023	1/1/2021	Unavailable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	Yes	06/25/2022	Unavailable	Unavailable	Not Applicable	Performing	• Borrower Contact: Borrower Current Due 3/XX/2023. Last contact 12/XX/2022, Borrower called to discuss fee on account, Inspection fee $54.00. Borrower stated was never late or missed payment with the prior Servicer.
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  None - No title issues identified within the servicing comments.
• Property Condition:  6/XX/2022 - Comment: “Received payment notification Farmers (Insurance) sent a check for $72,988.41”. Check processed on 7/XX/2022 and placed into Escrow.  First Draw of $39,758.55 taken 7/XX/2022.  2nd Draw $16,632.57 on 9/XX/2022. 3rd Draw $11,286.16 on 10/XX/2022. Inspection done 11/XX/2022, 98% complete.  3rd and final draw $5,311.13 on 11/XX/2022.   No additional comments after 11/XX/2022.  Problem determined to be bathroom water damage. Resolved in full.
• Other:  Loan transferred into current Servicer first comments 3/XX/2022, no contact evident with new Servicer.  No contact by prior servicer from 12/XX/2021 to 2/XX/2022.  Only comment history provided.
• Willingness to Pay:  Through the review of the Servicing Comments - The Borrower is participatory, available and appears working to resolve issues.
• Ability to Pay: While the Servicing Comments do not get into or otherwise present income, debts or other financial data for the borrowers.  It appears that the Servicer has concluded by their continued efforts to find resolution and obtain payments that they are considered viable homeowners.
• COVID 19: No comments found within the provided comments regarding COVID having an impact on the Borrower.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
OFAS4UHDLRG	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	1/26/2023	5/4/2022	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Not Applicable	Not Applicable	Payment Arrangement	Performing	• Borrower Contact: Last contact 1/XX/23: servicing notes reflect contact with Borrower; notes reflect Borrower called in to make payment.
• Default: Performing loan. First payment due 6/XX/22.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect no property inspection and no damage of property reporting in service notes. 11/XX/22 notes reflect FL Disaster outreach letter; notes reflect no damage reporting.
• Willingness to pay; Good:  Borrower paid as agreed.
• Ability to pay; Good: service notes reflect no income information provided and detail of debt ratio not reflected in service notes.
• Covid-19: Review of servicing notes reflect no relief provided by servicer.
• Key Word Search: Key Word Search revealed no additional issues.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CMUIPPZPMCN	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	1/26/2023	4/1/2022	Not Applicable	Good	Good	Meets Expectations	Occupied by Unknown Party	No	Not Applicable	Not Applicable	Not Applicable	Payment Arrangement	Performing	• Borrower Contact: Last contact 1/XX/23: servicing notes reflect contact with Borrower; notes reflect Borrower called in to update contact and payment information.
• Default: Performing loan.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect no property inspection and no damage of property reporting in service notes.
• Willingness to pay; Good:  Borrower paid as agreed.
• Ability to pay; Good: service notes reflect no income information provided and detail of debt ratio not reflected in service notes.
• Covid-19: Review of servicing notes reflect no relief provided by servicer.
• Key Word Search: Key Word Search revealed no additional issues.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Occupied by Unknown Party																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RNQYDKDOJU3	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	1/1/2021	Unavailable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Borrower Current Due 2/XX/2023.
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  None - No title issues identified within the servicing comments.
• Property Condition:  No property issues or concerns raised within the servicing comments.
• Other:  None
• Willingness to Pay:  Through the review of the Servicing Comments - The Borrower is participatory, available and appears working to resolve issues.
• Ability to Pay: While the Servicing Comments do not get into or otherwise present income, debts or other financial data for the borrowers.  It appears that the Servicer has concluded by their continued efforts to find resolution and obtain payments that they are considered viable homeowners.
• COVID 19: No comments found within the provided comments regarding COVID having an impact on the Borrower.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
E5553DIXDW5	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2)	2/28/2023	3/1/2022	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: From the servicing comments provided there has been no contact with the borrower.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
																							• COVID 19: There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BMMHKE3LCRV	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2)	2/6/2023	1/1/2021	Not Applicable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Performing	• Borrower Contact: No Contact with Borrower as loan is performing. Next due 2/XX/2023
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  None
• Other:  None - Loan Performing
• Willingness to Pay:  No indication within comments provided that Borrower is not engaged in the loan process.
• Ability to Pay: The commentary does not provide current financials for the Borrower, as such the borrower(s) ability to pay is undeterminable.
• COVID 19: None
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IKS4R40PMHU	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	1/1/2021	Not Applicable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Yes - 1/XX/2023, borrower called regarding late notice. Was told by prior servicer that ACH would transfer to new servicer.
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  None
• Other:  None - Loan Performing
• Willingness to Pay:  No indication within comments provided that Borrower is not engaged in the loan process.
• Ability to Pay: The commentary does not provide current financials for the Borrower, as such the borrower(s) ability to pay is undeterminable.
• COVID 19: None
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PWOW0Z1RVHB	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/11/2023	1/1/2021	Not Applicable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Forbearance Plan	Yes	Not Applicable	Performing	• Borrower Contact: Next Payment Due 2/XX/2023: Yes - 1/XX/2023. Borrower utilized IVR to make payment. 1/XX/2023, Borrower calls speaks to agent regarding receiving various notices. 2/XX/2023 - Borrower utilized IVR to make payment.
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  None
• Other:  None - Loan Performing
• Willingness to Pay:  Appears reasonable.
• Ability to Pay: The commentary does not provide current financials for the Borrower, as such the borrower(s) ability to pay is undeterminable.
• COVID 19: None
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KDWEMVR1U5I	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/8/2023	1/1/2021	Not Applicable	Good	Average	Meets Expectations	Unavailable	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last customer contact was on 12/XX/2022 when the Borrower inquired about payment of a hazard insurance premium. The Agent advised was waiting on requested info from carrier, upon receipt payment will be made with expedited delivery.
• Default: The loan is performing and next due for 3/XX/2023. The last payment was made on 2/XX/2023.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: The comments do not provide an occupancy status; the data tape reports the subject is an investment property. The property condition is not stated in the comments but there is no evidence of any property damage. Property taxes were last paid on 12/XX/2022 iao $2,537 and Hazard insurance on 12/XX/2022 iao $499. The data tape reports a BPO value of $XX on 12/XX/2022.
• Other: A servicing Goodbye Letter was sent on 10/XX/2022 and Hello Letter sent on 11/XX/2022. Prior Servicer comments provided through 10/XX/2022 are mostly auto generated account memos with no detail.
• Willingness to Pay:  Payments appear to have been timely since the Note 1st payment date, 2/XX/2021. The 11/XX/2022 payment posted 12/XX/2022 because of servicing transfer issues, no late fee assessed.
• Ability to Pay: The comments do not provide the Borrower’s financials or employment status.
• COVID-19: There are no references to the pandemic in the comments reviewed.
•  Key Words: Key words searched and addressed above where applicable.

																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ZIINWJFPUFZ	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/28/2023	3/1/2022	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last contact with the borrower was on 2/XX/2023 when lender called borrower; however, borrower did not answer.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
																							• COVID 19: There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
F0TE5BVZTGP	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	6/16/2021	Not Applicable	Good	Average	Meets Expectations	Unavailable	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last customer contact was on 1/XX/23 when the Borrower called to make payment and inquired about an escrow analysis and next payment change.
• Default: The loan is performing, and next due for 2/XX/2023. The last payment was made on 1/XX/2023.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: The comments do not provide an occupancy status; the data tape reports the subject is owner occupied. The property condition is not stated in the comments. The comments provide no evidence of recent property damage, although the prior Servicer notes a non-monitored Loss Claim on 1/XX/2022; no further details are provided. Property taxes were last paid on 11/XX/2022 iao $1,908 and Hazard insurance on 12/XX/2022 iao $1,550. The data tape reports a BPO value of $XX on 12/XX/2022.
• Other: A servicing Goodbye Letter was sent on 10/XX/2022 and Hello Letter sent on 11/XX/2022. Prior Servicer comments provided through 10/XX/2022 are mostly auto generated account memos with no detail.
• Willingness to Pay:  Payments appear to have been timely since the loan 1st payment date on 7/XX/2021.
• Ability to Pay: The comments do not provide the Borrower’s financials or employment status.
• COVID-19: There are no references to the pandemic in the comments reviewed.
•  Key Words: Key words searched and addressed above where applicable.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MJQVKHOEP50	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/8/2023	1/1/2021	Not Applicable	Good	Average	Meets Expectations	Unavailable	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last noted contact with the Borrower was on 2/XX/23 when the Borrower called to make payment. The previous contact was on 11/XX/2022 when the Co-Borrower requested assistance in logging on to the website.
• Default: The loan is performing, and next due for 3/XX/2023. The last payment was made on 1/XX/2023.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: The comments do not provide the property occupancy status; the data tape reports the subject is owner occupied. The property condition is not stated in the comments but there is no evidence any damage incurred. Property taxes were last paid on 12/XX/2022 iao $1,113 and Hazard insurance on 10/XX/2022 iao $3,511. The data tape reports a BPO value of $XX on 12/XX/2022.
• Other: A servicing Goodbye Letter was sent on 10/XX/2022 and Hello Letter sent on 11/XX/2022. Prior Servicer comments provided through 10/XX/2022 are mostly auto generated account memos with no detail.
• Willingness to Pay:  Payments appear to have been timely since the Note 1st payment date, 2/XX/2022.
• Ability to Pay: The comments do not provide the Borrower’s financials or employment status.
• COVID-19: There are no references to the pandemic in the comments reviewed.
•  Key Words: Key words searched and addressed above where applicable.

																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RHJMP100SKZ	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	12/29/2021	Not Applicable	Good	Average	Meets Expectations	Unavailable	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last noted contact with the Borrower was on 1/XX/2023 when the Borrower made a payment by phone, inquired about ACH set-up and why payment increased. The Agent informed setup could be done on web site and payment change due to tax escrow increase.
• Default: The loan is performing, and next due for 3/XX/2023. The last payment was made on 1/XX/2023. The data tape Note date is 12/XX/2021.
•  Litigation: None known.
• Title Issues: None known.
• Property Condition: The comments do not provide the property occupancy status; the data tape states the subject is a second home. The property condition is not stated in the comments but there is no evidence any damage incurred. Property taxes were last paid on 11/XX/2022 iao $3,653. The data tape reports a BPO value of $XX on 12/XX/2022.
• Other: Lender Placed insurance warning letter was sent 2/XX/2023. Last monthly MI premium paid 2/XX/2023 iao $117.18. A servicing Goodbye Letter was sent on 10/XX/2022 and Hello Letter sent on 11/XX/2022. Prior Servicer comments provided through 10/XX/2022 are mostly auto generated account memos with no detail.
• Willingness to Pay:  Payments have been timely since the Note 1st payment date, 2/XX/2022.
• Ability to Pay: The comments do not provide the Borrower’s financials or employment status.
• COVID-19: There are no references to the pandemic in the comments reviewed.
•  Key Words: Key words searched and addressed above where applicable.

																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Unavailable																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EE5L0O0ORXU	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/28/2023	3/1/2022	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last contact with the borrower was on 11/XX/2022 when borrower called in asking if autopay was transferred. Agent advised it did not. Borrower would go online to update.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
																							• COVID 19: There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BO1RV33NG11	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2)	2/28/2023	3/1/2021	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The servicing comments provided show there has been no contact with the borrower.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
																							• COVID 19: There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
OJ0V1JLEDJA	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/8/2023	1/1/2021	Not Applicable	Average	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Forbearance Plan	Yes	Not Applicable	Performing	• Borrower Contact: The last noted contact with the Borrower was on 2/XX/2023 when the Borrower called to make a phone payment.
• Default: The loan is performing, and next due for 3/XX/2023. The last payment was made on 2/XX/2023. The comments indicate the loan was 60+ days delinquent and brought current as of 6/XX/2022.  Demand Letters sent on 6/XX/2022 and 3/XX/2022.
• Litigation: There are no litigation matters identified in the comments.
• Title Issues: There are no title issues identified in the comments.
• Property Condition: The property is owner occupied. The property condition is unknown but there is no evidence in the comments of any damage incurred. Property taxes were last paid on 12/XX/2022 iao $5,323 and an insurance premium last paid on 9/XX/2022 iao $1,498. The data tape reports a BPO value iao $XX on 2/XX/2023.
• Other: On 11/XX/2022, the Borrower inquired about the transfer of servicing and status of unused 203K funds. No further details about the 203K Rehab are provided in the comments other than a Renovation Letter was sent on 7/XX/2022. A transfer of servicing Goodbye Letter was sent out on 10/XX/2022 and a Hello Letter sent on 11/XX/2022.
• Willingness to Pay: Prior Servicer comments lack detail, but it appears the Borrower has regularly communicated with the Servicer and loan was brough current and timely payments made for the last 7 months. An NSF item for the 1/XX/2023 payment was made good in the month due.
• Ability to Pay: The comments do not provide the Borrower’s financials or employment status.
• COVID-19: The comments indicate the Borrower was financially impacted by the pandemic and note the following assistance: COVID19 Forbearance Plan on 4/XX/2021, FB extended 4/XX/2021, RPP Plan on 8/XX/2021, COVID19 Relief Review on 11/XX/2021 and RPP on 3/XX/2022.
•  Key Words: Key words searched and addressed above where applicable.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FW0LS4IPNOA	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2)	2/28/2023	3/1/2022	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: With the comments provided there was no attempt to contact the borrower.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
																							• COVID 19: There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
N5C2P3CLQ0Q	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/28/2023	3/1/2022	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last contact with the borrower was on 1/XX/2023 when borrower called in regarding payment. Agent advised of new loan and will take a couple days.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
																							• COVID 19: There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EOLJEY3UMLU	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2)	2/28/2023	3/1/2022	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: There was no contact with the borrower.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
																							• COVID 19: There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CL33BP5GXXS	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2) "The servicing comments indicate there has been no contact with the Borrower in the last 14 months."	2/9/2023	3/1/2021	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Second Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The servicing comments indicate there has been no contact with the Borrower in the last 14 months.
• Default: The loan is performing, and next due for 2/XX/2023. The last payment was made on 1/XX/2023. The data tape reflects a Note date of 2/XX/2021 and a 1st payment date of 4/XX/2021.
• Litigation: There are no litigation matters identified in the comments.
• Title Issues: There are no title issues identified in the comments.
• Property Condition: The occupancy status is unknown; the data tape indicates the subject is a second home. The condition status is unknown but there is no evidence in the comments of any property damage. Property taxes were last paid on 12/XX/2022 iao $4,705.59 and a Haz Insurance premium was disbursed on 10/XX/2022 iao $2,216The data tape reports a BPO value iao $XX on 12/XX/2022.
• Other: A Lender Placed insurance warning notice was sent on 2/XX/2023. Prior Servicer comments provided through 10/XX/2022 consist of Billing statements produced. A transfer of servicing Goodbye Letter was sent out on 10/XX/2022 and a Hello Letter sent on 11/XX/2022.
• Willingness to Pay: The loan has been paid as agreed from 4/XX/2021 to date.
• Ability to Pay: The comments do not contain any Borrower financial information.
• COVID-19: The comments do not mention COVID19.
• Key Words: Key words searched and addressed above where applicable.

																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Second Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CUJFIFVHTLR	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2) "There are no Borrower contacts documented in the servicing comments. The comments note four outbound calls, with one wrong number and three no answer results."	2/9/2023	1/1/2021	Not Applicable	Average	Fair	Meets Expectations	Unavailable	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: There are no Borrower contacts documented in the servicing comments. The comments note four outbound calls, with one wrong number and three no answer results.
• Default: The loan is performing, and next due for 2/XX/2023. The last payment was made on 1/XX/2023.
• Litigation: There are no litigation matters identified in the comments.
• Title Issues: There are no title issues identified in the comments.
• Property Condition: The occupancy status is unknown; the data tape indicates the subject is an investment property. The condition status is unknown but there is no evidence in the comments of any property damage. Property taxes were last paid on 12/XX/2022 iao $2,632.73. A 2nd warning request for Hazard Insurance info was sent on 2/XX/2023. The data tape reports a BPO value iao $XXon 12/XX/2022.
• Other:  Prior Servicer comments provided through 10/XX/2022 consist of account activity memos with limited detail. A transfer of servicing Goodbye Letter was sent out on 10/XX/2022 and a Hello letter sent on 11/XX/2022.
• Willingness to Pay: The loan appears have been performing for the last 14 months, with a 1x30 day late for 11/XX/2022, the same month of the servicing transfer.
• Ability to Pay: The comments do not contain any Borrower financial information.
• COVID-19: The comments do not mention COVID19.
• Key Words: Key words searched and addressed above where applicable.

																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
AGMAKJ4HDW4	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/28/2023	3/1/2022	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last contact with the borrower was on 1/XX/2023 when attempted to contact borrower.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
																							• COVID 19: There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NUKWHZLEINO	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	11/22/2021	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Last contact 12/XX/21: servicing notes reflect contact with Borrower; Borrower enrolled in ACH payments.
• Default:  Current Performing account. First payment due 1/XX/22.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect property inspections and no damage of property reporting in service notes.
• Willingness to pay; Good:  Borrower paid as agreed.
• Ability to pay; Good: service notes reflect no income information provided and detail of debt ratio not reflected in service notes.
• Covid-19: Review of servicing notes reflect no relief provided by servicer.
• Key Word Search: Key Word Search revealed no additional issues.
• The servicing comments in the file provide dates from 11/XX/21 to present; however, it should be noted that the Prior Servicer comments to this date were not provided.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ZEZ2GVE24UZ	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/10/2023	11/1/2021	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Performing	• Borrower Contact: Last contact 2/XX/23: servicing notes reflect contact with Borrower; Borrower payment collected.
• Default:  Current Performing account. First payment due 11/XX/21.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect property inspections and no damage of property reporting in service notes.
• Willingness to pay; Good:  Borrower paid as agreed.
• Ability to pay; Good: service notes reflect no income information provided and detail of debt ratio not reflected in service notes.
• Covid-19: Review of servicing notes reflect no relief provided by servicer.
• Key Word Search: Key Word Search revealed no additional issues.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5KZNKQFLSCE	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/8/2023	11/1/2021	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Last contact 2/XX/23: servicing notes reflect contact with Borrower; notes reflect Borrower called in to make payment.
• Default: Performing account.  Data reflects First payment due 10/XX/21.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect no property inspection and no damage of property reporting in service notes.
• Willingness to pay; Good:  Borrower paid as agreed.
• Ability to pay; Good: service notes reflect no income information provided and detail of debt ratio not reflected in service notes.
• Covid-19: Review of servicing notes reflect no relief provided by servicer.
• Key Word Search: Key Word Search revealed no additional issues.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ZNLQHNLB2O0	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/28/2023	3/1/2022	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last contact with the borrower was on 1/XX/2023 when borrower requested a call to make payment.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
																							• COVID 19: There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
P5Z2DYPRIL2	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/28/2023	3/1/2022	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last contact with the borrower was on 1/XX/2023 when borrower called in to set up online portal.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
																							• COVID 19: There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RRULK4GPGGT	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	11/1/2021	Illness of Borrower/Family	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Forbearance Plan	Yes	Not Applicable	Performing	• Borrower Contact: Last contact 12/XX/22: servicing notes reflect contact with Borrower; notes reflect Borrower called and promise to pay made.
• Default: Performing account.  Data reflects First payment due 4/XX/22 that is incorrect. Notes reflect Covid-19 forbearance and prior repayment plans. RFD: provided was Covid-19 related.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect no property inspection and no damage of property reporting in service notes.
• Willingness to pay; Fair:  Borrower paid as agreed with prior forbearance.
• Ability to pay; Fair: service notes reflect no income information provided and detail of debt ratio not reflected in service notes.
• Covid-19: Review of servicing notes reflect relief provided by servicer. 11/XX/22 notes reflect prior servicer Covid-19 forbearance plan expired.
• Key Word Search: Key Word Search revealed no additional issues.
• The servicing comments in the file provide dates from 11/XX/21 to present, however, it should be noted that the Prior Servicer comments to this date were not provided.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
D5DIAF0SEIW	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2)	2/28/2023	3/1/2022	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last contact with the borrower was on 11/XX/2022 when borrower called in requested loan number to set up online portal.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
• COVID 19:  There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0FM4CE4JTUF	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	1/1/2021	Not Applicable	Fair	Fair	Meets Expectations	Occupied by Unknown Party	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Last contact 1/XX/23: servicing notes reflect contact with Borrower; notes reflect Borrower called in to make payment.
• Default: Performing account.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect no property inspection and no damage of property reporting in service notes.
• Willingness to pay; Fair:  Borrower overall paid as agreed with several prior NSF payments.
• Ability to pay; Fair: service notes reflect no income information provided and detail of debt ratio not reflected in service notes.
• Covid-19: Review of servicing notes reflect no relief provided by servicer.
• Key Word Search: Key Word Search revealed no additional issues.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Occupied by Unknown Party																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IXC5P3KSVMA	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/28/2023	3/1/2021	Not Applicable	Good	Good	Meets Expectations	Tenant	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last contact with the borrower was on 11/XX/2022 when borrower called in stating they no longer possess property.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is an investment property.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
																							• COVID 19: There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Tenant																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NC0SYEZBZNH	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2)	2/28/2023	3/1/2021	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The servicing comments provided do not show there has been any contact with the borrower however servicer has attempted to reach out.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
• COVID 19:  There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NURHLW3SQN2	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	1/1/2023	11/1/2021	Not Applicable	Good	Good	Meets Expectations	Tenant to Owner/Former Owner	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Last contact 12/XX/22: servicing notes reflect contact with Borrower; notes reflect Borrower called in to advise/check that ACH is set up.
• Default: Performing loan. First payment due 1/XX/21.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect no property inspection and no damage of property reporting in service notes.
• Willingness to pay; Good:  Borrower paid as agreed.
• Ability to pay; Good: service notes reflect no income information provided and detail of debt ratio not reflected in service notes.
• Covid-19: Review of servicing notes reflect no relief provided by servicer.
• Key Word Search: Key Word Search revealed no additional issues.
• The servicing comments in the file provide dates from 11/XX/21 to present; however, it should be noted that the Prior Servicer comments to this date were not provided.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Tenant to Owner/Former Owner	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5H4CXJOMMWS	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	6/16/2021	Not Applicable	Average	Average	Meets Expectations	Tenant	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last noted customer contact was on 1/XX/2023 when the Borrower called to make a payment. In a previous contact on 1/XX/2023, the Borrower inquired about the Loss Claim final draw process.
• Default: The loan is performing, and next due for 3/XX/2023. The last payment was made on 1/XX/2023.
• Litigation: There are no litigation matters identified in the comments.
• Title Issues: There are no title issues identified in the comments.
• Property Condition: The comments do not provide an occupancy status; the data tape indicates the subject is tenant occupied. The comments on 5/XX/2022 first note an Insurance Loss Claim with monitored draws, the date of the loss and total amount of the Claim are not provided in the commentary. On 1/XX/2023, the Borrower indicated they will get a loan to pay contractor and then call for the final inspection. Property taxes were last paid on 2/XX/2023 and an insurance premium last paid on 4/XX/2023.The data tape reports a BPO value iao XX on 2/XX/2023.
• Other: Prior Servicer comments provided through 10/XX/2022 consist of auto generated general account memos. A transfer of servicing Goodbye Letter was sent out on 10/XX/2022 and a Hello Letter sent on 11/XX/2022.
• Willingness to Pay: It appears timely payments have been made for the last 20 months supporting the willingness to pay.
• Ability to Pay: The comments do not provide the Borrower’s financials or employment status.
• COVID-19: The comments do not mention COVID19.
• Key Words: Key words searched and addressed above where applicable.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Tenant	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
T5RHSIU0KAG	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/10/2023	11/1/2021	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last noted customer contact was on 11/XX/2022 when the Borrower called to make a payment and granted Cell Permission or consent for use of cell#.
• Default: The loan is performing, and next due for 3/XX/2023. The last payment was made on 2/XX/2023.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: The comments confirm the property is owner occupied. The property condition is unknown but there is no evidence in the comments of any property damage. Property taxes were last paid on 12/XX/2022 iao $3,444 and Hazard insurance on 9/XX/2022 iao $2,632. The data tape reports a BPO value of $XX on 12/XX/2022.
• Other: A servicing Goodbye Letter was sent on 10/XX/2022 and Hello Letter sent on 11/XX/2022.
• Willingness to Pay: There has been timely payments on the account for the life of the loan, or since 10/XX/2021.
• Ability to Pay: The comments do not provide the Borrower’s financials or employment status, but the clean payment history supports the ability to pay.
• COVID-19: There are no references to the pandemic in the comments reviewed.
•  Key Words: Key words searched and addressed above where applicable.

																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
L3RHFHSKNBN	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/9/2023	11/1/2021	Not Applicable	Good	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last noted customer contact was on 2/XX/20236 when the Borrower made a payment and requested assistance downloading a 1098 statement from the website.
• Default: The loan is performing, and next due for 3/XX/2023. The last payment was made on 1/XX/2023.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: The comments confirm the property is owner occupied. The property condition is unknown but there is no evidence in the comments of any property damage. Property taxes were last paid on 11/XX/2022 iao $5,899 and Hazard insurance on 3/XX/2022 iao $768.
Other: A servicing Goodbye Letter was sent on 10/XX/2022 and Hello Letter sent on 11/XX/2022.
• Willingness to Pay: There are no 30-day late payments reported since loan inception.
• Ability to Pay: The comments do not provide the Borrower’s financials or employment status. On 12/XX/2022 the Borrower mention work has been slow, and she has lost customers, but she states she is able to make her payment.
• COVID-19: There are no references to the pandemic in the comments reviewed.
•  Key Words: Key words searched and addressed above where applicable.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
V125SAAUPSJ	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/11/2023	1/1/2021	Unavailable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Performing	• Borrower Contact: Next Payment Due 2/XX/2023. Last contact 2/XX/2023 Borrower processed payment iao $2,231.19
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  None referenced in the commentary.
• Other:  Account seriously delinquent, next due for 3/XX/2022.  No evidence of loan status and no comment regarding Loss Mitigation, Bankruptcy or Foreclosure activities.
• Willingness to Pay:  Due to limited comments or apparent Borrower interaction over the review period, Borrower willingness is questionable.
• Ability to Pay: The commentary does not provide current financials for the Borrower, as such the borrower(s) ability to pay is undeterminable.
• COVID 19:  None referenced in the commentary.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
I0ISOC3MA1P	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	11/1/2021	Not Applicable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last noted customer contact was on 2/XX/2023 when the Borrower requested assistance in changing a scheduled payment date because she was unable to login to the website. The Agent changed the payment date from 2/5 to 2/XX/2023.
• Default: The loan is performing, and next due for 2/XX/2023. The last payment was made on 1/XX/2023.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: The comments confirm the property is owner occupied. The property condition is unknown but there is no evidence in the comments of any property damage. Property taxes were last paid on 11/XX/2022 iao $9,386. The data tape reports a BPO value of $XX on 12/XX/2022.
• Other: The last monthly MI premium was disbursed on 2/XX/2022. A servicing Goodbye Letter was sent on 10/XX/2022 and Hello Letter sent on 11/XX/2022.
• Willingness to Pay: There are no 30-day late payments reported since loan inception.
• Ability to Pay: The comments do not provide the Borrower’s financials or employment status.
• COVID-19: There are no references to the pandemic in the comments reviewed.
•  Key Words: Key words searched and addressed above where applicable.

																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IEROFJ0WFWP	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/8/2023	1/1/2021	Unavailable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: NEXT Due 1/XX/2023, multiple contact efforts as account appears to be chronically delinquent or slow payer. Multiple NSF Checks, Broken Plans, ACH Cancellation and re-set ups. Servicer uses Codes of “AW” and “AX” as reasons for delinquency although, reviewer does not have Code Keys.
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  None referenced in the commentary.
• Other:  Numerous NSF, ACH Set-ups and cancellations and Broken Plans.  Appears Borrower attempted to Refinance but was determined to “Not Eligible for Refinance”.
• Willingness to Pay:  Borrower while chronically delinquent appears communicative and wanting to work toward resolution. Again, Reason for default is codes “AW” and “AK”.  While codes are unknown, interpretation would be that delinquency more apt to be connected to ability rather than willingness.
• Ability to Pay: The commentary does not provide current financials for the Borrower, as such the borrower(s) ability to pay is undeterminable.
• COVID 19:  None referenced in the commentary.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WBJSFLPYEBF	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/13/2023	1/14/2022	Unavailable	Average	Average	Meets Expectations	Occupied by Unknown Party	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: limited as loan appears to be performing. However, borrower contact 1/XX/2023 about Promise to Pay, January and February payment 1st week of Feb. Thought she was due for February.
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  None referenced in the commentary.
• Other:  None
• Willingness to Pay:  As the loan is current, appears the borrower has demonstrated a willingness to pay.
• Ability to Pay: The commentary does not provide current financials for the Borrower, as such the borrower(s) ability to pay is undeterminable.
• COVID 19:  None referenced in the commentary.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Occupied by Unknown Party																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3QR0OLQ2AXZ	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	11/24/2021	Not Applicable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last customer contact was on 12/XX/2022, at this time and in two previous calls, the Borrower complained was unable to login to website to make payments.
• Default: The loan is performing and next due for 2/XX/2023. The last payment was made on 1/XX/2023.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: The property is owner occupied. The property condition is unknown, but there is no evidence of property damage in the comments. Property taxes were last paid on 9/XX/2022 iao $1,349 and Hazard insurance on 9/XX/2022 iao $2,671. The data tape reports a BPO value of $XX on 12/XX/2022.27
• Other: The last monthly MI premium was disbursed 6/XX/2022; the data tape comments the loan is uninsurable - Case number received a refer, but no further details are provided. A servicing Goodbye Letter was sent on 10/XX/2022 and Hello Letter sent on 11/XX/2022.
• Willingness to Pay: Payment history appears to be paid as agreed, with no 30-day lates reported, although occasional payments made after grace period.
• Ability to Pay: The comments do not provide the Borrower’s financials or employment status.
• COVID-19: There are no references to the pandemic in the comments reviewed.
•  Key Words: Key words searched and addressed above where applicable.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BA4T32XGJQU	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/9/2023	11/1/2021	Not Applicable	Good	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Forbearance Plan	Yes	Not Applicable	Performing	• Borrower Contact: The last customer contact was on 2/XX/2023 when the Borrower inquired about his new insurance carrier and the Agent provided contact info to send the proof of insurance with new carrier.
• Default: The loan is performing, and next due for 2/XX/2023. The last payment was made on 1/XX/2023.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: The property is owner occupied. The property condition is unknown, but there is no evidence of property damage in the comments. Property taxes were last paid on 12/XX/2022 iao $1,738 and Hazard insurance on 6/XX/2022 iao $1,441. The data tape reports a BPO value of $XX on 12/XX/2022.
• Other: The last monthly MI premium was disbursed 2/XX/2023. A servicing Goodbye Letter was sent on 10/XX/2022 and Hello Letter sent on 11/XX/2022.
• Willingness to Pay: The payment history appears to be paid as agreed with no lates reported, although a forbearance plan is indicated on 11/XX/2020. The data tape reports a current deferred balance of $1,829.
• Ability to Pay: The comments do not provide the Borrower’s financials or employment status, but recent timely payment history supports the ability to pay.
• COVID-19: Prior Servicer COVID FB Expire - Homeowner was on Prior Service COVID FB Plan that expired prior to transfer of loan to SMS Key Words: Key words searched and addressed above where applicable.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MSRHXKQQE4T	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/10/2023	11/1/2021	Not Applicable	Average	Average	Meets Expectations	Unavailable	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last customer contact was on 12/XX/2022 when the Borrower called to verify monthly payment amount for 12/2022. The Borrower called on 12/XX/2022 and stated Assessor shows taxes unpaid; the Agent confirmed paid and advised may not yet be posted with municipality.
• Default: The loan is performing, and next due for 3/XX/2023. The last payment was made on 2/XX/2023.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: The comments do not provide an occupancy status; the data tape reports the subject is an investment property.  The property condition is unknown, but there is no evidence of property damage in the comments. Property taxes were last paid on 11/XX/2022 iao $2,987 and Hazard insurance on 1/XX/2023 iao $697. The data tape reports a BPO value of $XX on 12/XX/2022.
• Other: A servicing Goodbye Letter was sent on 10/XX/2022 and Hello Letter sent on 11/XX/2022.
• Willingness to Pay: The payment history appears to be paid as agreed with no 30 day lates reported.
• Ability to Pay: The comments do not provide the Borrower’s financials or employment status, but recent timely payment history supports the ability to pay.
• COVID-19: There are no references to the pandemic in the comments reviewed.
•  Key Words: Key words searched and addressed above where applicable.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4YKBGQHT2XN	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/10/2023	1/3/2022	Not Applicable	Good	Good	Meets Expectations	Unavailable	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last customer contact was on 1/XX/2023, when the Borrower stated she was unable to get a copy of a recent escrow analysis from the website and the Agent sent a copy via email.
• Default: The loan is performing, and next due for 3/XX/2023. The last payment was made on 2/XX/2023.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: The comments do not provide an occupancy status; the data tape reports the subject is a second home. The property condition is unknown. A FL Disaster outreach letter was mailed on 11/XX/2022 but there is no evidence of property damage in the comments. Property taxes were last paid on 11/XX/2022 iao $5,795 and Hazard insurance on 1/XX/2023 iao $2,289. The data tape reports a BPO value of $XX on 12/XX/2022.
• Other: A servicing Goodbye Letter was sent on 10/XX/2022 and a Welcome call was completed on 11/XX/2022.
• Willingness to Pay: The payment history appears to be paid as agreed with no 30 day lates reported.
• Ability to Pay: The comments do not provide the Borrower’s financials or employment status, but timely payment history supports the ability to pay.
• COVID-19: There are no references to the pandemic in the comments reviewed.
•  Key Words: Key words searched and addressed above where applicable.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ID2ENNKAEVQ	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	3/1/2021	Not Applicable	Average	Average	Meets Expectations	Unavailable	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last customer contact was on 1/XX/2023 when the Borrower inquired about the transfer of servicing for his 2nd mortgage and the Agent stated loan was not listed in pre-boarding and advised to call previous Servicer about any potential transfer.
• Default: The loan is performing, and next due for 3/XX/2023. The last payment was made on 2/XX/2023.
•  Litigation: None known.
• Title Issues: None known.
• Property Condition: The comments do not provide an occupancy status; the data tape reports the subject is a second home. The property condition is unknown, but there is no evidence of property damage in the comments. Property taxes were last paid on 1/XX/2022 iao $1,929 and Hazard insurance on 4/XX/2022 iao $1,864. The data tape reports a BPO value of $XX on 2/XX/2023.
• Other: A servicing Goodbye Letter was sent on 10/XX/2022 and Hello Letter sent on 1/XX/2023.
• Willingness to Pay: The payment history appears to be paid as agreed with no 30-day lates reported.
• Ability to Pay: The comments do not provide the Borrower’s financials or employment status, but timely payment history supports the ability to pay.
• COVID-19: There are no references to the pandemic in the comments reviewed.
•  Key Words: Key words searched and addressed above where applicable.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KACHH1Z2P3V	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2) "There are no documented borrower contacts in the servicing comments. The loan has been performing since the 1st payment on 9/1/2021."	2/10/2023	8/17/2021	Not Applicable	Good	Average	Meets Expectations	Unavailable	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: There are no documented borrower contacts in the servicing comments. The loan has been performing since the 1st payment on 9/XX/2021.
• Default: The loan is performing, and next due for 3/XX/2023. The last payment was made on 2/XX/2023.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: The comments do not provide an occupancy status; the data tape reports the subject is owner occupied. The property condition is unknown, but there is no evidence of property damage in the comments. A property tax installment paid on 12/XX/2022 iao $10,949 was refunded on 1/XX/2023 due to duplicate payment. The data tape reports a BPO value of $2,492,191 on 2/XX/2023.
• Other: A servicing Goodbye Letter was sent on 10/XX/2022 and Hello Letter sent on 1/XX/2023.
• Willingness to Pay: The payment history appears to be paid as agreed with no 30 day lates reported.
• Ability to Pay: The comments do not provide the Borrower’s financials or employment status, but timely payment history supports the ability to pay.
• COVID-19: There are no references to the pandemic in the comments reviewed.
•  Key Words: Key words searched and addressed above where applicable.

																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
GAOA4NFTMHK	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/10/2023	11/1/2021	Not Applicable	Average	Average	Meets Expectations	Unavailable	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last customer contact was on 1/XX/2023 when the Borrower made a payment by phone.
• Default: The loan is performing, and next due for 3/XX/2023. The last payment was made on 2/XX/2023.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: The comments do not provide an occupancy status; the data tape reports the subject is owner occupied.  The property condition is unknown, but there is no evidence of property damage in the comments. Property taxes were last paid on 11/XX/2022 iao $2,441.
• Other: A servicing Goodbye Letter was sent on 10/XX/2022 and Hello Letter sent on 11/XX/2022.
• Willingness to Pay: The payment history appears to be paid as agreed with no 30 day lates reported.
• Ability to Pay: The comments do not provide the Borrower’s financials or employment status, but recent timely payment history supports the ability to pay.
• COVID-19: There are no references to the pandemic in the comments reviewed.
•  Key Words: Key words searched and addressed above where applicable.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
OIQJPSAIFIP	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/10/2023	11/1/2021	Not Applicable	Good	Average	Meets Expectations	Unavailable	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last customer contact was on 11/XX/2022 when the Borrower made a payment by phone, and the Agent set up ACH drafts and provided web site assistance.
• Default: The loan is performing, and next due for 3/XX/2023. The last payment was made on 2/XX/2023.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: The comments do not provide an occupancy status; the data tape reports the subject is owner occupied.  The property condition is unknown, but there is no evidence of property damage in the comments. Property taxes were last paid on 10/XX/2022 iao $8,290 and Hazard insurance on 6/XX/2022 iao $2,736. The data tape reports a BPO value of $XX on 12/XX/2022.
• Other: Multiple comments from 12/XX/2022 -2/XX/2023 note SCRA docs retrieved for 2 borrowers with no further details provided. The data tape comments report loan is uninsurable - loan was guaranteed under the incorrect veteran. A servicing Goodbye Letter was sent on 10/XX/2022 and Hello Letter sent on 11/XX/2022.
• Willingness to Pay: The payment history appears to be paid as agreed with no 30 day lates reported.
• Ability to Pay: The comments do not provide the Borrower’s financials or employment status, but recent timely payment history supports the ability to pay.
• COVID-19: There are no references to the pandemic in the comments reviewed.
•  Key Words: Key words searched and addressed above where applicable.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Unavailable																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TQNLKVDECB3	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	2/17/2021	Not Applicable	Average	Average	Meets Expectations	Unavailable	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last noted customer contact was on 12/XX/2022 when the Borrower called for assistance logging in to the website and made two payments.
• Default: The loan is performing and next due for 2/XX/2023. The last payment was made on 1/XX/2023.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: The comments do not provide an occupancy status; the data tape reports the subject is owner occupied. The property condition is unknown, but there is no evidence of property damage in the comments. Property taxes were last paid on 1/XX/2023 iao $2,112 and Hazard insurance on 9/XX/2023 iao $1,737. The data tape reports a BPO value of $XX on 12/XX/2022.
• Other: A servicing Goodbye Letter was sent on 10/XX/2022 and Hello Letter sent on 11/XX/2022.
• Willingness to Pay:  Payments appear to have been timely since 3/XX/2021, with a 1x30 day late for 11/XX/2022 after the transfer of servicing.
• Ability to Pay: The comments do not provide the Borrower’s financials or employment status.
• COVID-19: There are no references to the pandemic in the comments reviewed.
•  Key Words: Key words searched and addressed above where applicable.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Unavailable																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HZUF2FPFG1R	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2) "There are no documented Borrower contacts in the last 18 months. The loan has been performing."	2/6/2023	9/1/2021	Not Applicable	Good	Average	Meets Expectations	Unavailable	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: There are no documented Borrower contacts in the last 18 months. The loan has been performing.
• Default: The loan is performing, and next due for 3/XX/2023. The last payment was made on 1/XX/2023.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: The comments do not provide an occupancy status; the data tape reports the subject is owner occupied. The property condition is unknown, but there is no evidence of property damage in the comments. Property taxes were last paid on 10/XX/2022 iao $3,080 and Hazard insurance on 11/XX/2022 iao $1,568. The data tape reports a BPO value of $XX on 12/XX/2022.
• Other: A servicing Goodbye Letter was sent on 10/XX/2022 and Hello Letter sent on 11/XX/2022.
• Willingness to Pay: Timely payments made for the life of the loan supports a willingness to pay.
• Ability to Pay: The comments do not provide the Borrower’s financials or employment status.
• COVID-19: There are no references to the pandemic in the comments reviewed.
•  Key Words: Key words searched and addressed above where applicable.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Unavailable																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BLJRK44F0MG	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	1/26/2023	5/29/2021	Not Applicable	Average	Average	Meets Expectations	Unavailable	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last noted customer contact was on 12/XX/2021 when the Borrower called to make a payment.
• Default: The loan is performing and next due for 3/XX/2023. The last payment was made on 2/XX/2023.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: The comments do not provide an occupancy status; the data tape reports the subject is an investment property. Comments note a FEMA moratorium declared 4/XX/2021 for Severe winter storms, expired on 7/XX/2021. The property condition is unknown, but there is no evidence of property damage in the comments. County taxes were last paid on 10/XX/2022 iao $2,175 and Hazard insurance on 3/XX/2022 iao $694. The data tape reports a BPO value of $XX on 2/XX/2023.
• Other: A servicing Goodbye Letter was sent on 10/XX/2022 and Hello Letter sent on 11/XX/2022.
• Willingness to Pay:  Payments appear to have been timely since 5/XX/2021 supporting a willingness to pay.
• Ability to Pay: The comments do not provide the Borrower’s financials or employment status.
• COVID-19: There are no references to the pandemic in the comments reviewed.
•  Key Words: Key words searched and addressed above where applicable.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Unavailable																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
W3GUKDTP3Y5	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	12/24/2021	Not Applicable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last noted customer contact was on 1/XX/2023, when the Borrower made a payment to bring the loan current.
• Default: The loan is performing and next due for 2/XX/2023. The last payment was made on 1/XX/2023.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: The Borrower occupies the subject property. The property condition is unknown, but there is no evidence of property damage in the comments. Property taxes were last paid on 10/XX/2022 iao $550. The data tape reports a BPO value of $XX on 12/XX/2022.
• Other: A servicing Goodbye Letter was sent on 10/XX/2022 and Hello Letter sent on 11/XX/2022. Prior Servicer comments provided through 10/XX/2022 are mostly auto generated account memos with no detail.
• Willingness to Pay: Payments appear to have been timely from 1/XX/2022 to 10/XX/2022. The loan was 1x30 and 1x60 days delinquent after a servicing transfer but brought current on 1/XX/2023.
• Ability to Pay: The comments do not provide the Borrower’s financials or employment status. The Borrower stated the reason for delinquency was inability to access new Servicer’s web portal to make payments. On 1/XX/2023, the Borrower confirmed ability make monthly payments and was not seeking loss mitigation assistance.
• COVID-19: There are no references to the pandemic in the comments reviewed.
•  Key Words: Key words searched and addressed above where applicable.

																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
L5UDS05QME2	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	11/24/2021	Dispute with Lender	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last noted customer contact was on 1/XX/2023 when the Borrower called to complain that she wasn’t made aware that the loan was transferred to a new Servicer. The Agent stated letters were mailed but they did not have a correct phone number. The Borrower made two payments and scheduled a third to bring the loan current.
• Default: The loan is performing and next due for 2/XX/2023. The last payment was made on 1/XX/2023.  The loan was 60 days delinquent on 1/XX/2023 and brought current on 1/XX/2023.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: The comments do not provide an occupancy status; the data tape reports the subject is owner occupied. The property condition is unknown, but the comments provide no evidence of property damage. Property taxes were last paid on 10/XX/2022 iao $3,160 and Hazard insurance on 12/XX/2022 iao $312.24. The data tape reports a BPO value of $XX on 12/XX/2022.
• Other: The last monthly MI premium was disbursed on 2/XX/2023. A servicing Goodbye Letter was sent on 10/XX/2022 and Hello Letter sent on 11/XX/2022. Prior Servicer comments provided through 11/XX/2022 are mostly auto generated account memos with no detail.
• Willingness to Pay: Payments appear to have been timely from 12/XX/2021 through 10/XX/2022. The loan became delinquent after a servicing transfer, 60 days late on 1/XX/2023. Account was brought current on 1/XX/2023.
• Ability to Pay: The comments do not provide the Borrower’s financials or employment status. The Borrower indicated the reason for the recent delinquency was she wasn’t notified about the servicing transfer and did not indicate a hardship or affordability as a reason.
• COVID-19: There are no references to the pandemic in the comments reviewed.
• Key Words: Key words searched and addressed above where applicable.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NBLJA1L2VP0	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/15/2023	1/1/2022	Not Applicable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Performing	• Borrower Contact: None - As loan performing, contact not really needed.
• Default:  None
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  None
• Other:  None
• Willingness to Pay:  The comments and data tape indicate the loan/Plan is current, but the comments reviewed do not provide regular payment transaction histories so the borrowers willingness to make regular and timely payments is undeterminable.
• Ability to Pay: The commentary does not provide current financials for the Borrower, as such the borrower(s) ability to pay is undeterminable.
• COVID 19:  None - There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												Not Applicable	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2FIQTO2HU1P	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2)	2/28/2023	3/1/2021	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The servicing comments provided do not show any contact with the borrower.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
• COVID 19:  There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Z4ULGI4FIT0	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/28/2023	3/1/2021	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last contact with the borrower was on 11/XX/2022 when borrower called in to make payment.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
• COVID 19:  There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YZAXCQ110OE	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/9/2023	1/1/2021	Illness of Borrower/Family	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Borrower Current Due 2/XX/2023. Last Contact - 1/XX/2023 - Borrower Inbound call to discuss options to bring loan current. Reason for default - Death in Family.
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  None - No title issues identified within the servicing comments.
• Property Condition:  No property issues identified within the provided Servicing Comments.
• Other:  None
• Willingness to Pay:  Through the review of the Servicing Comments - The Borrower is participatory, available and appears working to resolve issues.
• Ability to Pay: While the Servicing Comments do not get into or otherwise present income, debts, or other financial data for the borrowers.  It appears that the Servicer has concluded by their continued efforts to find resolution and obtain payments that they are considered viable homeowners.
• COVID 19: No mention of COVID within the comments reviewed.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ISF45IMAWH0	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	1/1/2021	Not Applicable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Performing	• Borrower Contact: Limited as loan does not appear to have had delinquency issues.
• Default:  None
• Litigation:  None
• Title Issues:  None
• Property Condition:  None
• Other:  None
• Willingness to Pay:  Good
• Ability to Pay:   Good
• COVID 19:  None
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
GEGFR4GU5JH	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2)	1/26/2023	1/1/2022	Not Applicable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Performing	• Borrower Contact: Limited as loan does not appear to have had delinquency issues.
• Default:  None
• Litigation:  None
• Title Issues:  None
• Property Condition:  None
• Other:  None
• Willingness to Pay:  Good
• Ability to Pay:   Good
• COVID 19:  None
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												Not Applicable	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
B3UGWJUXJ2U	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	1/26/2023	1/1/2022	Unavailable	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Limited as loan does not appear to have had delinquency issues.
• Default:  None
• Litigation:  None
• Title Issues:  None
• Property Condition:  None
• Other:  None
• Willingness to Pay:  Good
• Ability to Pay:   Good
• COVID 19:  None
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												Not Applicable	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RDATHBMN04R	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	1/1/2021	Not Applicable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Borrower Current Due 2/XX/2023. Last Contact - 12/XX/2022 - Borrower made Online ACH Payment Request iao $698.39
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  None - No title issues identified within the servicing comments.
• Property Condition:  No property issues identified within the provided Servicing Comments.
• Other:  Nothing notable to point out after review of the Servicing Comments.
• Willingness to Pay:  Through the review of the Servicing Comments - The Borrower is participatory, available and appears working to resolve issues.
• Ability to Pay: While the Servicing Comments do not get into or otherwise present income, debts, or other financial data for the borrowers.  It appears that the Servicer has concluded by their continued efforts to find resolution and obtain payments that they are considered viable homeowners.
• COVID 19: Nothing identified within the provided comments reflecting the loan was impacted by COVID.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
L3KME0TZJ5Z	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	1/1/2021	Not Applicable	Average	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Forbearance Plan	Yes	Not Applicable	Performing	• Borrower Contact: The last noted customer contact was on 5/XX/2022, at that time, the prior Servicer comment is “not interested - Refi declined “. There are no other customer contacts reflected in the comments.
• Default: The loan is performing, and next due for 2/XX/2023. The last payment was made on 1/XX/2023. Comments on 4/XX/2021 reflect a COVID19 Forbearance Extended Notice and on 11/XX/2022 indicate COVID FB Plan expired prior to transfer of loan to current Servicer.
• Litigation: There are no litigation matters identified in the comments.
• Title Issues: There are no title issues identified in the comments.
• Property Condition: The comments do not provide an occupancy status; the data tape indicates the subject is a primary residence. The condition status is unknown but there is no evidence in the comments of any property damage.   Property taxes were last paid on 12/XX/2022 iao $4,860 and an insurance premium iao $266 was paid on 5/XX/2022. The data tape reports a BPO value iao $XX on 2/XX/2023.
• Other: Comments through 10/XX/2022 are Prior Servicer short account activity memos and provide no detailed information.  A transfer of servicing Goodbye Letter was sent out on 10/XX/2022 and a Hello letter sent on 11/XX/2022.
• Willingness to Pay:  The loan appears have been performing for the last 12+months. It’s unclear from the short memo style comments exactly when the loan was no longer in an active COVID FB Plan. On 2/XX/2022, an executed Mod Cover Letter is noted which may indicate the end of the FB Plan and deferral payments added to the end of the loan.
• Ability to Pay: No financial information is noted in the comments.
• COVID-19: The comments mention an active COVID19 forbearance through comment on 11/2021 referencing Post COVID FB status. No further details are provided in the servicing comments.
• Key Words: Key words searched and addressed above where applicable.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MX0WD5IQ22O	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/28/2023	3/1/2021	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last contact with the borrower was on 12/XX/2022 when borrower called in needing to make a payment.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
																							• COVID 19: There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ZJUDLLYZ2D0	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/9/2023	1/1/2021	Unavailable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Borrower Current Due 2/XX/2023. Last Contact - 12/XX/2022 - Borrower made Online ACH Payment Request.
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  None - No title issues identified within the servicing comments.
• Property Condition:  No property issues identified within the provided Servicing Comments.
• Other:  Nothing notable to point out after review of the Servicing Comments.
• Willingness to Pay:  Through the review of the Servicing Comments - The Borrower is participatory, available and appears working to resolve issues.
• Ability to Pay: While the Servicing Comments do not get into or otherwise present income, debts, or other financial data for the borrowers.  It appears that the Servicer has concluded by their continued efforts to find resolution and obtain payments that they are considered viable homeowners.
• COVID 19: Nothing identified within the provided comments reflecting the loan was impacted by COVID.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PKWGMGEE3PU	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/28/2023	3/1/2022	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last contact with the borrower was on 2/XX/2023 when call was made to borrower informing borrower they were current.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
																							• COVID 19: There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LRTOFF0AMML	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/15/2023	1/1/2021	Unemployment / Decreased Income	Average	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Not Applicable	Performing	• Borrower Contact: The last noted customer contact was on 2/XX/2023 when the Borrower called to make a payment. The previous contact was on 7/XX/2022 when the Borrower inquired about the escrow shortage and the Agent requested the shortage be spread over 36 months.
• Default: The loan is performing, and next due for 3/XX/2023. The last payment was made by phone on 2/XX/2023.     The comments reflect a Mod was completed on 3/XX/2022.
• Litigation: There are no litigation matters identified in the comments.
• Title Issues: There are no title issues identified in the comments.
• Property Condition: The Borrower states the property is owner occupied. The condition status is unknown but there is no evidence in the comments of any property damage.  Property taxes were last disbursed on 1/XX/2023 and hazard insurance on 6/XX/2022.
• Other:  The Mod appears to be a deferral only Mod, no new loan terms are noted. A transfer of servicing Goodbye Letter was sent out on 2/XX/2023.
• Willingness to Pay: From 1/XX/2021, the Borrower has regularly communicated with the Servicer and the loan has been performing for the last 11 months.
• Ability to Pay: No recent financial information is noted in the commentary, the loan has been performing for the last 11 months.
• COVID-19: Prior to the Mod on 3/XX/2022, the loan was due for 9/XX/2020. Comments from 1/XX/2021, indicate the Borrower was financially impacted by the pandemic and forbearance plans had been extended multiple times.
• Key Words: Key words searched and addressed above where applicable.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LNTZ2K51PD3	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	1/1/2021	Unavailable	Average	Average	Meets Expectations	Unavailable	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Borrower Current Due 1/XX/2023. Last Contact - 11/XX/2022 - Borrower updated Address.
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  None - No title issues identified within the servicing comments.
• Property Condition:  No property issues identified within the provided Servicing Comments.
• Other:  Borrower updated mailing address which calls into question occupancy.  However, no comments present to confirm status.
• Willingness to Pay:  Through the review of the Servicing Comments - The Borrower is participatory, available and appears working to resolve issues.
• Ability to Pay: While the Servicing Comments do not get into or otherwise present income, debts, or other financial data for the borrowers.  It appears that the Servicer has concluded by their continued efforts to find resolution and obtain payments that they are considered viable homeowners.
• COVID 19: Nothing identified within the provided comments reflecting the loan was impacted by COVID.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Unavailable																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
R1X1N14HN3F	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/28/2023	3/1/2021	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last contact with the borrower was on 10/XX/2022 when borrower called in regarding if payment went through via portal.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
• COVID 19:  There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
U0YVTEFZYO4	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	11/1/2021	Not Applicable	Good	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last noted customer contact was on 11/XX/2022 when the Borrowers called in to inquire about a loan recast and the Agent advised to send request in writing.
• Default: The loan is performing, and next due for 2/XX/2023. The last payment was made on 1/XX/2023.
•  Litigation: None known.
• Title Issues: None known.
• Property Condition: The comments confirm the property is owner occupied. The property condition is unknown but there is no evidence in the comments of any property damage. Property taxes were last paid on 12//2022 iao $5,074 and Hazard insurance on 8/XX/2022x iao $2,598.
Other: A servicing Goodbye Letter was sent on 10/XX/2022 and Hello Letter sent on 11/XX/2022.
• Willingness to Pay: There are no 30-day late payments reported since loan inception.
• Ability to Pay: The comments do not provide the Borrowers financials or employment status, but the clean payment history supports the ability to pay.
• COVID-19: There are no references to the pandemic in the comments reviewed.
•  Key Words: Key words searched and addressed above where applicable.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HCSMGZ1MMZ3	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/28/2023	3/1/2021	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last contact with the borrower was on 1/XX/2023 when borrower called in having trouble logging in.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
• COVID 19:  There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BNJYBM3WYZC	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/28/2023	3/1/2021	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last contact with the borrower was on 1/XX/2023 when borrower called in wanting an update on forbearance paperwork that she submitted. Borrower is dealing with loss of eye sight and seizures since borrower had COVID.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  Borrower has seizures and loss of eyesight which is why borrower was requesting forbearance.
• COVID 19:  There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
JSDRBE2DDTK	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	1/25/2022	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Last contact 1/XX/23: servicing notes reflect contact with Borrower; notes reflect Borrower online payment has been received.
• Default: Performing loan. First payment due 3/XX/22.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect no property inspection and no damage of property reporting in service notes. 11/XX/22 FL disaster outreach letter sent to Borrower; no damages reporting in notes.
• Willingness to pay; Good:  Borrower paid as agreed.
• Ability to pay; Good: service notes reflect no income information provided and detail of debt ratio not reflected in service notes.
• Covid-19: Review of servicing notes reflect no relief provided by servicer.
• Key Word Search: Key Word Search revealed no additional issues.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ZDYKTYHGDP3	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/28/2023	3/1/2021	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last contact with the borrower was on 11/XX/2022 when borrower called in to make a payment.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
																							• COVID 19: There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UKKD55FGN31	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/28/2023	3/1/2021	Unemployment / Decreased Income	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Forbearance	Collections, >= 120 Days	• Borrower Contact: The last contact with the borrower was on 2/XX/2023 when borrower called in upset legal fee is still on loan.
• Default:  Borrower is currently in collections.
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other: Borrower went on a modification.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
																							• COVID 19: Borrower had COV ID issues in 2021 when borrower was not working full time.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
H0RMBHFJDCE	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2)	2/28/2023	3/1/2021	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The comments provided show there has been no contact with the borrower.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
																							• COVID 19: There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HONIXK1JDDC	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/1/2023	3/2/2022	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Last contact 1/XX/22: servicing notes reflect contact with Borrower; notes reflect Borrower called in verify payment has been received; verified receipt.
• Default: Performing loan. First payment due 4/XX/22.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect no property inspection and no damage of property reporting in service notes.
• Willingness to pay; Good:  Borrower paid as agreed.
• Ability to pay; Good: service notes reflect no income information provided and detail of debt ratio not reflected in service notes.
• Covid-19: Review of servicing notes reflect no relief provided by servicer.
• Key Word Search: Key Word Search revealed no additional issues.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Q0IJWXOF2GR	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2)	2/28/2023	3/1/2021	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The servicing comments provided do not show contact with borrower. Servicer did attempt to reach out to borrowers multiple times.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
																							• COVID 19: There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1OKS1KP30FI	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/28/2023	3/1/2021	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last contact with the borrower was on 12/XX/2022 when borrower called in advising payment made should be regular payment rather than princiapl curtailment.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
																							• COVID 19: There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YUUH0D3BEA4	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/28/2023	3/1/2021	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last contact with the borrower was on 1/XX/2023 when borrower called in having trouble with portal login.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
																							• COVID 19: There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
J4FUQJWABKJ	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	2/8/2022	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Payment Arrangement	Performing	• Borrower Contact: Last contact 1/XX/23: servicing notes reflect contact with Borrower; notes reflect Borrower payment made.
• Default: Performing loan. First payment due 3/XX/22.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect no property inspection and no damage of property reporting in service notes.
• Willingness to pay; Good:  Borrower paid as agreed.
• Ability to pay; Good: service notes reflect no income information provided and detail of debt ratio not reflected in service notes.
• Covid-19: Review of servicing notes reflect no relief provided by servicer.
• Key Word Search: Key Word Search revealed no additional issues.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HGHIBKC3SO0	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/9/2023	12/31/2021	Not Applicable	Good	Good	Meets Expectations	Tenant to Owner/Former Owner	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Last contact 2/XX/23: servicing notes reflect contact with Borrower; Borrower payment collected.
• Default:  Performing account.  Data information reflects 2/XX/22 first payment date.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect property inspections and no damage of property reporting in service notes.
• Willingness to pay; Good:  Borrower paid as agreed.
• Ability to pay; Good: service notes reflect no income information provided and detail of debt ratio not reflected in service notes.
• Covid-19: Review of servicing notes reflect no relief provided by servicer.
• Key Word Search: Key Word Search revealed no additional issues.
• The servicing comments in the file provide dates from 12/XX/21 to present; however, it should be noted that the Prior Servicer comments to this date were not provided.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Tenant to Owner/Former Owner																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
AD4HCIKCZMW	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/9/2023	3/1/2021	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Forbearance Plan	Yes	Not Applicable	Performing	• Borrower Contact: Last contact 2/XX/23: servicing notes reflect contact with Borrower; Borrower payment collected.
• Default:  Performing account.  4/XX/22 notes reflect 180-day letter sent; no details provided.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect property inspections and no damage of property reporting in service notes.
• Willingness to pay; Good:  Borrower paid as agreed since Covid-19 forbearance.
• Ability to pay; Good: service notes reflect no income information provided and detail of debt ratio not reflected in service notes.
• Covid-19: Review of servicing notes reflect relief provided by servicer. 3/XX/22 notes reflect forbearance, no details provided. 3/XX/21 notes reflect forbearance setup, no details provided.
• Key Word Search: Key Word Search revealed no additional issues.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
OCFXOATE5TH	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	2/13/2021	Not Applicable	Good	Good	Meets Expectations	Tenant to Owner/Former Owner	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Last contact 12/XX/22: servicing notes reflect contact with Borrower; Borrower called to confirm ACH payments were set up after servicing transfer.
• Default:  Performing account. Data information reflects first payment date of 4/XX/21.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect property inspections and no damage of property reporting in service notes.
• Willingness to pay; Good:  Borrower paid as agreed.
• Ability to pay; Good: service notes reflect no income information provided and detail of debt ratio not reflected in service notes.
• Covid-19: Review of servicing notes reflect no relief provided by servicer.
• Key Word Search: Key Word Search revealed no additional issues.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Tenant to Owner/Former Owner																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LU03GQGH2CE	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	12/21/2021	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Last contact 4/XX/22: servicing notes reflect contact with Borrower; Online ACH agreement completed.
• Default:  Performing account. Data information reflects first payment date of 1/XX/22.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect property inspections and no damage of property reporting in service notes.
• Willingness to pay; Good:  Borrower paid as agreed.
• Ability to pay; Good: service notes reflect no income information provided and detail of debt ratio not reflected in service notes.
• Covid-19: Review of servicing notes reflect no forbearance relief provided by servicer.
• Key Word Search: Key Word Search revealed no additional issues.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FUFC5OHM03X	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	11/1/2021	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Last contact 2/XX/23: servicing notes reflect contact with Borrower; Borrower payment collected.
• Default:  Performing account. Data information reflects first payment date of 9/XX/21.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect property inspections and no damage of property reporting in service notes.
• Willingness to pay; Good:  Borrower paid as agreed.
• Ability to pay; Good: service notes reflect no income information provided and detail of debt ratio not reflected in service notes.
• Covid-19: Review of servicing notes reflect no forbearance relief provided by servicer.
• Key Word Search: Key Word Search revealed no additional issues.
• The servicing comments in the file provide dates from 11/XX/21 to present; however, it should be noted that the Prior Servicer comments to this date were not provided.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HCZL5XAGVCJ	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	11/1/2021	Illness of Borrower/Family	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Forbearance Plan	Yes	Not Applicable	Performing	• Borrower Contact: Last contact 1/XX/23: servicing notes reflect contact with Borrower; Borrower payment collected.
• Default:  Performing account. 10/XX/22 notes reflect deferment agreement sent, no details of deferment. 10/XX/22 notes reflect 11 payments deferred. 10/XX/22 noted reflect RFD as Covid-19 loss of income.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect property inspections and no damage of property reporting in service notes. 9/XX/22 notes reflect inspection returned; no details provided.
• Willingness to pay; Good:  Borrower paid as agreed since Covid forbearance.
• Ability to pay; Good: service notes reflect no income information provided and detail of debt ratio not reflected in service notes.
• Covid-19: Review of servicing notes reflect forbearance relief provided by servicer.
• Key Word Search: Key Word Search revealed no additional issues.
• The servicing comments in the file provide dates from 11/XX/21 to present; however, it should be noted that the Prior Servicer comments to this date were not provided.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LHDLJIMD4XL	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	12/15/2021	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Last contact 1/XX/23: servicing notes reflect contact with Borrower; Borrower payment collected.
• Default:  Performing account.   First payment due 2/XX/22.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect property inspections and no damage of property reporting in service notes.
• Willingness to pay; Good:  Borrower paid as agreed.
• Ability to pay; Good: service notes reflect no income information provided and detail of debt ratio not reflected in service notes.
• Covid-19: Review of servicing notes reflect no relief provided by servicer.
• Key Word Search: Key Word Search revealed no additional issues.
• The servicing comments in the file provide dates from 12/XX/21 to present; however, it should be noted that the Prior Servicer comments to this date were not provided.
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SN52ORZRPGE	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/6/2023	1/1/2021	Unavailable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Forbearance Plan	Yes	Not Applicable	Performing	• Borrower Contact: Borrower Current Due 1/XX/2023. Last contact 2/XX/2023 - Borrower Inbound call from B1 to make payment of $500.05.
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  None - No title issues identified within the servicing comments.
• Property Condition:  No property issues or concerns raised within the servicing comments.
• Other:  Loan transferred into current Servicer first comments 11/XX/2022.
• Willingness to Pay:  Through the review of the Servicing Comments - The Borrower is participatory, available and appears working to resolve issues.
• Ability to Pay: While the Servicing Comments do not get into or otherwise present income, debts or other financial data for the borrowers.  It appears that the Servicer has concluded by their continued efforts to find resolution and obtain payments that they are considered viable homeowners.
• COVID 19: 2/XX/2023 - Post COVID Forbearance Letter Sent to customer.  Forbearance set up with XX 8/XX/2022 - COVID Impacted at prior Servicer. 10/XX/2022 - 90 Day Extension
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HNIYNVIHER1	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/13/2023	11/1/2021	Unemployment / Decreased Income	Average	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Not Applicable	Performing	• Borrower Contact: The last noted customer contact was on 6/XX/2022 when the Borrower inquired if the account was current, and the Agent informed the Mod was still in final processing.
• Default: The loan is current and next due for 2/XX/2023. The loan has been performing since completion of a COVID19/Disaster payment deferral Mod on 7/XX/2022.
• Litigation: There are no litigation matters identified in the comments.
• Title Issues: There are no title issues identified in the comments.
• Property Condition: The servicing comments note the Borrower confirming the subject is a primary residence. The condition status is unknown but there is no evidence in the comments of any property damage. Hazard insurance was reinstated without lapse on 9/XX/2022.
• Other: The Mod terms include new UPB of $XX, total deferred balance of $XX, 4% rate, PITI iao $2,349.19 and Mat date of 5/XX/2034. A transfer of servicing Goodbye Letter was mailed 2/XX/2023.
• Willingness to Pay: The Borrower regularly communicated with the Servicer while experiencing a COVID hardship and has made timely payments since completion of the Mod.
• Ability to Pay: No recent financial information is noted in the commentary, but timely payments have been made since the Mod completion on 7/XX/2022.
• COVID-19: Prior to the Mod on 7/XX/2022, the loan was due for 12/XX/2020.  The comments from 1/XX/2021, indicate the Borrower was financially impacted by the pandemic and forbearance plans had been extended multiple times.
• Key Words: Key words searched and addressed above where applicable.

																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
VUI5NMBZGBF	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2)	2/28/2023	3/1/2022	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last contact with the borrower was on 2/XX//202 when there was an attempt made to reach borrower. .
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
																							• COVID 19: There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SVNWCJSYQVJ	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2)	2/28/2023	3/1/2022	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: From the servicing comments provided there is no contact with the borrower.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
																							• COVID 19: There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TP1C3W54RRY	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2)	2/28/2023	3/1/2022	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: There has been no contact with the borrower from the comments provided. However, lender did attempt to reach borrower many times.
• Default:  Performing
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  The comments do not provide a current property occupancy status. The data tape indicates the property is owner occupied.
• Other:  The servicing comments provided lacked background information to provide a complete picture.
• Willingness to Pay:  Borrower is willing and has been paying.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
																							• COVID 19: There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QGMGGM0FOXE	XX	XX	XX	SD 2023-1 - Servicing Comments	NRZ SD 2023-1	1: Acceptable	2/9/2023	1/1/2021	Unavailable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Forbearance Plan	Yes	Not Applicable	Performing	• Borrower Contact: Borrower Current Due 3/XX/2023. Last contact 1/XX/2023 - Borrower enacted Online ACH Payment request , iao $2,381.28
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  None - No title issues identified in the commentary.
• Property Condition:  None
• Other:  None
• Willingness to Pay:  No indication within comments provided that Borrower is not engaged in the loan process.
• Ability to Pay: The commentary does not provide current financials for the Borrower, as such the borrower(s) ability to pay is undeterminable.
• COVID 19: Comment as of 3/XX/2022 - COVID Impacted.  11/XX/2021 - COVID Extended to 4/XX/2021
																								No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable